UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 - October 31, 2024

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares	FINANCIAL INVESTORS TRUST
JCRAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$132	1.32%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Investor Class shares, net of fees, returned 0.36% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.54% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	0.36%	8.52%	1.07%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Government: 64.31%
Exhange Traded Funds: 30.12%
Futures: 18.30%
Common Stocks: 0.00%
Total Return Swaps: 0.00%
Cash, Cash Equivalents, & Other Net Assets: -12.73%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRAX-103124

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	FINANCIAL INVESTORS TRUST
JCCSX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$122	1.22%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class A shares, net of fees, returned 0.49% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.67% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class A - NAV**	0.49%	8.60%	1.10%
ALPS | CoreCommodity Fund - Class A -Maximum sales charge (load)*^	-5.06%	7.37%	0.53%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 5.50%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCCSX-103124

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	FINANCIAL INVESTORS TRUST
JCRCX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	2.02%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class C shares, net of fees, returned -0.31% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 0.87% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class C - NAV	-0.31%	7.82%	0.41%
ALPS | CoreCommodity Fund - Class C - Maximim deferred sales charge**	-1.28%	7.82%	0.41%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRCX-103124

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	FINANCIAL INVESTORS TRUST
JCRIX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$112	1.12%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class I shares, net of fees, returned 0.67% at net asset value (NAV) for the 12 months ending October 31, 2024. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 1.85% over the period.

Top Contributors to relative performance

  Within the energy sector, the Fund's deferred positioning in natural gas and exposure to energy equities was additive to relative performance.

  Within the industrial metals sector, an overweight to copper, aluminum, and zinc and the inclusion of industrial metals equities was additive to relative performance.

  Within agriculture, an underweight to staple crops (corn, soybeans, wheat) and the inclusion of agriculture equities was additive to relative performance.

Detractors from relative performance

  Within precious metals, an underweight to gold detracted from relative performance.

  Within livestock, an underweight to each constituent and deferred positioning in lean hogs and live cattle detracted from relative performance.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	0.67%	8.79%	1.33%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
FTSE / CoreCommodity CRB TR Index	4.91%	12.34%	2.05%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$940,528,649
Number of Portfolio Holdings	55
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$9,426,269
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Change to Principal Investment Strategy and Principal Risks: With respect to the Commodity Equity Investments portion of its portfolio, the Fund will now invest primarily through underlying exhange-traded funds (ETFs) as oppossed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRIX-103124

ALPS | Kotak India ESG Fund - Investor Shares	FINANCIAL INVESTORS TRUST
INDAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$137	1.22%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Investor Class shares increased by 23.87%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - Investor - NAV	23.87%	11.03%	8.38%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
****

Effective February 28, 2024, The MSCI India Index (Gross Total Return) replaced the Nifty 500 Index as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the Nifty 500 index and more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

Financials: 25.43%
Industrials: 15.42%
Information Technology: 9.80%
Consumer Discretionary: 9.19%
Health Care: 8.34%
Communication Services: 7.63%
Energy: 6.61%
Materials: 6.49%
Consumer Staples: 5.63%
Real Estate: 3.98%
Utilities: 1.91%
Cash, Cash Equivalents, & Other Net Assets: -0.43%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDAX-103124

ALPS | Kotak India ESG Fund - Class A	FINANCIAL INVESTORS TRUST
INAAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INAAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$131	1.17%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class A shares increased by 23.85%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - A - NAV**	23.85%	11.05%	8.36%
ALPS | Kotak India ESG Fund - A -Maximum sales charge (load)*^	17.02%	9.79%	7.75%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 5.50%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
****

Effective February 28, 2024, The MSCI India Index (Gross Total Return) replaced the Nifty 500 Index as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the Nifty 500 index and more representative of the Fund's investment profile.

^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INAAX-103124

ALPS | Kotak India ESG Fund - Class C	FINANCIAL INVESTORS TRUST
INFCX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INFCX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$219	1.97%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class C shares increased by 22.83%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - C - NAV	22.83%	10.17%	7.57%
ALPS | Kotak India ESG Fund - C - Maximum deferred sales charge**	21.83%	10.17%	7.57%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
****

Effective February 28, 2024, The MSCI India Index (Gross Total Return) replaced the Nifty 500 Index as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the Nifty 500 index and more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INFCX-103124

ALPS | Kotak India ESG Fund - Class I	FINANCIAL INVESTORS TRUST
INDIX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDIX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	0.93%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class I shares increased by 24.18%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - I - NAV	24.18%	11.29%	8.67%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
****

Effective February 28, 2024, The MSCI India Index (Gross Total Return) replaced the Nifty 500 Index as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the Nifty 500 index and more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDIX-103124

ALPS | Kotak India ESG Fund - Class II	FINANCIAL INVESTORS TRUST
INDSX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDSX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$84	0.75%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS | Kotak India ESG Fund Class II shares increased by 24.35%. The Fund underperformed the MSCI India Index -net of fees, which was up 32.69%.

  Geopolitical concerns, US elections outcome, China recovery and earnings moderation in India corporations led global equity markets to correct from highs in October 2024, which also impacted the Fund's performance.

  Top 5 additions to the Fund: Cognizant Technology, Ultratech Cement, Uno Minda, Thermax and Ashok Leyland

  Top 5 exits from the Fund: Infosys, Hindustan Unilever, Persistent Systems, Maruti Suzuki India and Bajaj Finance

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in Healthcare and Real Estate

Top detractors from relative performance

  Overweight industrials and Utilities

There were notable reductions in the Fund's holdings within the Financials, Information Technology, and Consumer Staples sectors and an increase in the Fund's holdings within the Industrials, Communication Services, and Real Estate Sectors.

Comparison of change in value of a $10,000,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - II - NAV*	24.35%	11.55%	8.79%
MSCI India Index (Net Total Return)#***	32.69%	13.50%	8.60%
Morningstar India Index	34.76%	15.59%	10.37%
MSCI India Index (Gross Total Return)****	34.03%	14.07%	8.88%
Nifty 500 Index	35.69%	16.20%	10.41%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund's Class I shares, calculated using the fees and expenses of Class II shares.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
****

Effective February 28, 2024, The MSCI India Index (Gross Total Return) replaced the Nifty 500 Index as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is a globally recognized and more widely followed index compared to the Nifty 500 index and more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$396,576,901
Number of Portfolio Holdings	42
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,056,987
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.76%
Reliance Industries, Ltd.	6.61%
Axis Bank, Ltd.	6.13%
HDFC Bank, Ltd.	4.86%
Larsen & Toubro, Ltd.	4.72%
Bharti Airtel, Ltd.	4.48%
Cognizant Technology Solutions Corp.	3.79%
Fortis Healthcare, Ltd.	3.26%
Infosys, Ltd.	3.22%
UltraTech Cement, Ltd.	3.05%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDSX-103124

ALPS Global Opportunity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
LPEFX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$188	1.58%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Investor Class shares increased by 37.47%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	37.47%	9.05%	9.31%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

Financials: 76.48%
Technology: 8.16%
Industrials: 6.60%
Consumer Staples: 2.79%
Communications: 2.23%
Consumer Discretionary: 1.51%
Health Care: 1.43%
Cash, Cash Equivalents, & Other Net Assets: 0.80%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPEFX-103124

ALPS Global Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
LPFAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$185	1.56%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class A shares increased by 37.31%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	37.31%	9.07%	9.31%
ALPS Global Opportunity Fund - A - Maximum sales charge (load)*^	29.68%	7.83%	8.70%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 5.50%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPFAX-103124

ALPS Global Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
LPFCX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$266	2.25%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class C shares increased by 36.58%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	36.58%	8.25%	8.51%
ALPS Global Opportunity Fund - C - Maximim deferred sales charge**	35.58%	8.25%	8.51%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPFCX-103124

ALPS Global Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
LPEIX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$149	1.25%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class I shares increased by 37.77%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	37.77%	9.34%	9.61%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPEIX-103124

ALPS Global Opportunity Fund - Class R	FINANCIAL INVESTORS TRUST
LPERX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$208	1.75%
HOW DID THE FUND PERFORM FOR THE PERIOD?

For the twelve months ended October 31, 2024, the ALPS Global Opportunity Fund Class R shares increased by 37.41%. The Fund outperformed the Morningstar Developed Markets Index-net of fees, which was up 33.13%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  French private equity investors Eurazeo and Altamir

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	37.41%	8.84%	9.10%
Morningstar Developed Markets Index#	33.13%	11.40%	9.50%
Red Rocks Global Listed Private Equity Index	53.48%	10.07%	9.65%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$65,060,543
Number of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$503,602
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	6.04%
3i Group PLC	4.78%
Ares Management LP	4.76%
HgCapital Trust PLC	4.45%
Blackstone, Inc.	4.05%
Partners Group Holding AG	3.29%
Brederode SA	3.25%
Intermediate Capital Group PLC	3.21%
Apollo Global Management, Inc.	3.18%
HarbourVest Global Private Equity, Ltd.	3.11%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPERX-103124

ALPS Balanced Opportunity Fund - Investor Class	FINANCIAL INVESTORS TRUST
ALIBX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALIBX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$90	0.79%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.42% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV	27.42%	8.33%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

* Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALIBX-103124

ALPS Balanced Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
ALABX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALABX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$89	0.78%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.40% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV	27.40%	8.33%
ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)*^	23.31%	7.46%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

* Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALABX-103124

ALPS Balanced Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
ALCBX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALCBX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$209	1.85%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 26.04% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV	26.04%	7.46%
ALPS Balanced Opportunity Fund - C - Maximim deferred sales charge**	25.04%	7.46%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

* Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALCBX-103124

ALPS Balanced Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
ALPBX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALPBX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.85%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS Balanced Opportunity Fund returned 27.38% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index, which returned 24.99%.

Top contributors to relative performance:

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations. Duration position generally moved higher during relatively higher interest rates and vice versa.

  Security selection was strong across the equity sleeve of the portfolio.

  Technology stocks contributed to both absolute and relative performance. Leading contributors were Taiwan Semiconductor, Nvidia, and Apple.

  Consumer Staples stocks were also a standout with overweight positions in Walmart and Costco Wholesale contributing.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

  The Fund was hurt by an underweight position to the Technology Sector, but the stock selection overcame the sector underweight decision.

  An overweight in the Energy sector also was a drag on performance as the sector meaningfully lagged the performance of the broad index.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV	27.38%	8.55%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	24.99%	7.04%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. 1000 TR Index#	37.91%	14.44%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,616,896
Number of Portfolio Holdings	66
Portfolio Turnover Rate	131%
Total Advisory Fees Paid*	($125,395)

* Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS Smith Core Plus Bond ETF	30.71%
Apple, Inc.	4.44%
NVIDIA Corp.	3.38%
Microsoft Corp.	2.57%
Amazon.com, Inc.	2.47%
Alphabet, Inc.	2.23%
JPMorgan Chase & Co.	2.08%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.96%
UnitedHealth Group, Inc.	1.79%
Walmart, Inc.	1.71%

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/alpbx or upon request at 866-759-5679.

Change to Fund Name: The ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund.

Termination of Sub-Adviser: Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc (the "Adviser"), the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Change to Principal Investment Strategy and Principal Risks: The Fund will now invest, as a principal investment strategy, in underlying exchange-traded funds (ETFs) that are advised by the Adviser to gain fixed income exposure as opposed to making such investments directly. The following are now Principal Risks of the Fund: Affiliated ETF Risk and ETF Investment Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALPBX-103124

RiverFront Asset Allocation Growth & Income - Investor Shares	FINANCIAL INVESTORS TRUST
RLGAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLGAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$56	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.67% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - Investor - NAV	23.67%	6.38%	5.50%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Domestic Equity: 52.31%
Traditional Fixed Income: 23.83%
International Equity: 19.30%
Alternative Fixed Income: 3.45%
Cash, Cash Equivalents, & Other Net Assets: 1.11%

Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLGAX-103124

RiverFront Asset Allocation Growth & Income - Class A	FINANCIAL INVESTORS TRUST
RAGIX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RAGIX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	0.50%
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.60% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - A - NAV**	23.60%	6.38%	5.50%
RiverFront Asset Allocation Growth & Income - A - Maximum sales charge (load)*^	16.79%	5.18%	4.90%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 5.50%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RAGIX-103124

RiverFront Asset Allocation Growth & Income - Class C	FINANCIAL INVESTORS TRUST
RLGCX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLGCX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$139	1.25%
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 22.77% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - C - NAV	22.77%	5.59%	4.71%
RiverFront Asset Allocation Growth & Income - C - Maximim deferred sales charge**	21.77%	5.59%	4.71%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLGCX-103124

RiverFront Asset Allocation Growth & Income - Class I	FINANCIAL INVESTORS TRUST
RLIIX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about RiverFront Asset Allocation Growth & Income (the "Fund" or "RLIIX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$28	0.25%
HOW DID THE FUND PERFORM FOR THE PERIOD?

RiverFront Asset Allocation Growth & Income returned 23.94% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 23.14%.

Top contributors to relative performance

  Overweight allocation to domestic equities.

  Underweight allocation to fixed income.

  Selection within fixed income.

Top detractors from relative performance

  Selection within domestic equities; not owning enough mega-cap technology.

  Selection within international equities

  Allocation to cash

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	10 Year
RiverFront Asset Allocation Growth & Income - I - NAV	23.94%	6.64%	5.76%
Morningstar Global Markets Index#	32.16%	10.63%	8.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	23.14%	6.44%	6.08%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$77,544,232
Number of Portfolio Holdings	20
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	20.22%
First Trust RiverFront Dynamic Developed International ETF	13.71%
JPMorgan Equity Premium Income ETF	11.22%
Vanguard® Long-Term Corporate Bond ETF	9.56%
iShares® Core S&P 500® ETF	7.23%
RiverFront Dynamic Core Income ETF	6.57%
iShares® Core S&P 500® U.S. Technology ETF	5.28%
ALPS Active Equity Opportunity ETF	3.97%
First Trust RiverFront Dynamic Emerging Markets ETF	3.59%
Riverfront Strategic Income Fund	3.45%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLIIX-103124

ALPS | Smith Short Duration Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMRSX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$82	0.79%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.79% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	6.79%	2.42%	2.74%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bonds: 68.04%
Government Bonds: 29.13%
Mortgage-Backed Securities: 1.08%
Bank Loan: 0.26%
Commercial Mortgage-Backed Securities: 0.05%
Collateralized Mortgage Obligations: 0.04%
Cash, Cash Equivalents, & Other Net Assets: 1.40%

Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMRSX-103124

ALPS | Smith Short Duration Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMASX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	0.75%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.82% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	6.82%	2.45%	2.75%
ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)*^	4.41%	1.29%	1.84%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMASX-103124

ALPS | Smith Short Duration Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCMX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	1.49%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 6.07% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV*	6.07%	1.68%	2.00%
ALPS | Smith Short Duration Bond Fund - C - Maximim deferred sales charge**	5.07%	1.68%	2.00%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCMX-103124

ALPS | Smith Short Duration Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMDSX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	0.49%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Short Duration Bond Fund returned 7.10% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg 1-3 Year US Government/Credit Index, which returned 6.25%.

Top contributors to relative performance

  Asset allocation, specifically an overweight positioning in corporate credit and short duration government guaranteed securitized assets, benefited from tightening risk asset spreads throughout the period.

  Security selection across both the investment grade and high yield credit universes.

  Underweight positioning in U.S. Treasuries, which underperformed compared to the Bloomberg U.S. Aggregate Bond Index given lower yield profiles.

Top detractors from relative performance

  Shorter aggregate portfolio duration compared to that of the index.

  Yield curve positioning focused on an underweight of the 2–3 year key rate duration with overweight positioning in the 5 year key rate sector which underperformed relative to the U.S. Aggregate Bond Index.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	7.10%	2.71%	3.03%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%	2.03%
Bloomberg US Government/ Credit Index#	10.23%	-0.13%	1.66%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$577,017,028
Number of Portfolio Holdings	161
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$1,695,999
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.50% 09/30/2026	4.55%
U.S. Treasury Note 4.375% 07/31/2026	4.33%
U.S. Treasury Note 3.75% 08/31/2026	4.09%
U.S. Treasury Note 4.25% 03/15/2027	4.08%
U.S. Treasury Note 4.50% 04/15/2027	3.91%
U.S. Treasury Note 4.50% 05/15/2027	3.44%
U.S. Treasury Note 3.50% 09/30/2029	3.04%
U.S. Treasury Note 4.875% 05/31/2026	1.69%
Danske Bank A/S 1Y US TI + 2.10% 01/09/2026	1.48%
Gray Oak Pipeline LLC 2.60% 10/15/2025	1.29%
Sector Allocation**

Sovereign	29.13%
Banks	18.34%
Diversified Finan Serv	5.90%
Auto Manufacturers	5.24%
Healthcare-Products	4.47%
Oil&Gas	3.91%
Electric	3.44%
Pipelines	3.22%
Food	3.21%
Aerospace/Defense	3.12%
Commercial Services	1.57%
Biotechnology	1.45%
Healthcare-Services	1.34%
Mortgage Securities	1.17%
Iron/Steel	1.14%
Entertainment	1.13%
REITS	1.04%
Other Industries (each less than 1%)	9.78%
Cash, Cash Equivalents, & Other Net Assets	1.40%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMDSX-103124

ALPS | Smith Total Return Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMTRX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$94	0.89%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.63% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	11.63%	0.66%	2.46%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMTRX-103124

ALPS | Smith Total Return Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMAMX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$93	0.88%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.64% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	11.64%	0.66%	2.47%
ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)*^	9.10%	-0.47%	1.56%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMAMX-103124

ALPS | Smith Total Return Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCHX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$168	1.59%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 10.87% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	10.87%	-0.05%	1.74%
ALPS | Smith Total Return Bond Fund - C - Maximim deferred sales charge**	9.87%	-0.05%	1.74%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCHX-103124

ALPS | Smith Total Return Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMTHX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$63	0.59%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Total Return Bond Fund returned 11.97% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 10.55%.

Top contributors to relative performance

  Asset allocation, specifically an overweight position in corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Active portfolio duration positioning throughout market yield fluctuations, during the period. Duration position generally moved higher during relatively higher interest rates and vice versa.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries, with an overweight to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Agency mortgage security selection, with a relative underweight to low-coupon mortgage-backed securities, which outperformed during the period.

  Allocations to longer duration AA and A-rated corporates, which underperformed compared to the broader investment grade corporate universe.

Comparison of change in value of a $100,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	11.97%	0.93%	2.75%
Bloomberg US AggregateBond Index#	10.55%	-0.23%	1.42%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,251,025,895
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$11,583,263
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	4.64%
U.S. Treasury Note 3.75% 08/31/2026	4.40%
U.S. Treasury Bond 4.125% 08/15/2044	3.55%
U.S. Treasury Bond 4.25% 08/15/2054	3.04%
U.S. Treasury Bond 4.625% 05/15/2044	2.62%
U.S. Treasury Bond 4.625% 05/15/2054	2.60%
U.S. Treasury Note 3.50% 09/30/2026	2.47%
U.S. Treasury Note 4.875% 05/31/2026	2.25%
U.S. Treasury Note 4.125% 10/31/2029	1.98%
U.S. Treasury Note 3.50% 09/30/2029	1.71%
Sector Allocation**

Sovereign	34.52%
Mortgage Securities	24.45%
Banks	5.89%
Aerospace/Defense	3.77%
Oil & Gas	3.12%
Pipelines	3.09%
Food	2.38%
Diversified Finan Serv	2.02%
Media	1.92%
Auto Manufacturers	1.78%
Biotechnology	1.52%
Healthcare-Products	1.30%
Other Industries (each less than 1%)	11.88%
Cash, Cash Equivalents, & Other Net Assets	2.36%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMTHX-103124

ALPS | Smith Credit Opportunities Fund - Investor Class	FINANCIAL INVESTORS TRUST
SMCVX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$93	0.87%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 14.78% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV*	14.78%	2.23%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCVX-103124

ALPS | Smith Credit Opportunities Fund - Class A	FINANCIAL INVESTORS TRUST
SMCAX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$89	0.83%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 14.04% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	14.04%	2.10%
ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)*^	11.42%	1.54%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCAX-103124

ALPS | Smith Credit Opportunities Fund - Class C	FINANCIAL INVESTORS TRUST
SMCCX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	1.90%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 12.86% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV*	12.86%	1.26%
ALPS | Smith Credit Opportunities Fund - C - Maximim deferred sales charge**	11.86%	1.26%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCCX-103124

ALPS | Smith Credit Opportunities Fund - Class I	FINANCIAL INVESTORS TRUST
SMCRX	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2023 to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.90%
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | Smith Credit Opportunities Fund returned 13.98% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 13.49%.

Top contributors to relative performance

  Asset allocation across investment grade, high yield, and preferred corporate securities, all of which benefited from tightening risk asset spreads over the period.

  Corporate credit security selection.

Top detractors from relative performance

  Yield curve positioning with U.S. Treasuries.

  Agency mortgage security selection, with a relative underweight to low coupon MBS, which outperformed during the period.

  An underweight to the lowest quality sections of the high yield market, where during the period, these bands saw outsized risk compression.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	13.98%	2.28%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	13.49%	1.34%
Bloomberg U.S. Aggregate Bond Index#	10.55%	-1.87%
Bloomberg U.S. Corporate HY Bond Index	16.47%	4.59%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$210,517,517
Number of Portfolio Holdings	325
Portfolio Turnover Rate	181%
Total Advisory Fees Paid	$1,468,024
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Bond 3.875% 08/15/2034	1.83%
U.S. Treasury Bond 4.25% 08/15/2054	1.48%
UBS Group AG 1D US SOFR + 3.92% 08/12/2033	1.32%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.28%
Six Flags Entertainment Corp. 7.25% 05/15/2031	1.27%
Fortrea Holdings, Inc. 7.50% 07/01/2030	1.20%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.16%
Chobani LLC 1M US SOFR + 3.75% 10/25/2027	1.14%
Discover Bank 5Y US TI + 1.73% 08/09/2028	1.13%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.09%
Sector Allocation**

Oil&Gas	10.63%
Banks	8.47%
Pipelines	8.00%
Mortgage Securities	6.73%
Media	5.03%
Entertainment	4.79%
Sovereign	4.14%
Aerospace/Defense	3.87%
Leisure Time	3.74%
Diversified Finan Serv	2.99%
Commercial Services	2.92%
Healthcare-Services	2.83%
Airlines	2.83%
Auto Manufacturers	2.61%
Food	2.50%
Retail	2.48%
Electric	1.90%
Real Estate	1.87%
Advertising	1.55%
Software	1.53%
Pharmaceuticals	1.52%
Environmental Control	1.47%
Home Builders	1.40%
Apparel	1.35%
Healthcare-Products	1.21%
Food - Dairy Products	1.14%
Other Industries (each less than 1%)	7.34%
Cash, Cash Equivalents, & Other Net Assets	3.16%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCRX-103124

ALPS | CoreCommodity Natural Resources ETF	FINANCIAL INVESTORS TRUST
NASDAQ: CCNR	Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of July 10, 2024 (Fund inception) to October 31, 2024 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS SINCE INCEPTION?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$12*	0.39%
*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
HOW DID THE FUND PERFORM FOR THE PERIOD?

The ALPS | CoreCommodity Natural Resources ETF (the "Fund") returned -1.04% at net asset value (NAV) for the period from July 10, 2024 (Fund inception) through October 31, 2024. The Fund slightly underperformed the Bloomberg Commodity Total Return Index (the "BCOM"), which returned -0.83% over the same period.

Top contributors to relative performance:

  Within the energy sector, the Fund's holdings outperformed the BCOM's energy sector by approximately 5.7%, with investments in renewable energy companies materially contributing to that outperformance. An overweight to the sector was also additive to relative performance.

  Within the agriculture sector, the Fund's holdings outperformed the BCOM's agriculture and livestock sector by roughly 5.4%, with nearly all industries outperforming. Despite an underweight, the sector was additive to relative performance.

Top detractors from relative performance:

  Within the base metals sector, the Fund's holdings underperformed the BCOM's base metals sector by approximately (3.1%), mainly as a result of underperformance from holdings in copper miners, specialty metals producers, and diversified mining companies. Combined with an overweight to the sector, this was a detractor to relative performance.

  Within the precious metals sector, the Fund's holdings outperformed the BCOM's precious metals sector by approximately 12.7%, led by outperformance from gold mining companies. Despite this, an underweight to the sector was a net detractor to relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance (as of October 31, 2024)
Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	-1.04%
Bloomberg Commodity Total Return Index	-0.83%
Bloomberg US 1000 Total Return Index#	2.10%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$284,676,505
Number of Portfolio Holdings	251
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$358,638

#	During the period.
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

CNH Industrial NV	1.66%
FMC Corp.	1.56%
Lundin Mining Corp.	1.44%
Cal-Maine Foods, Inc.	1.39%
Boliden AB	1.37%
Hudbay Minerals, Inc.	1.33%
Hormel Foods Corp.	1.30%
B2Gold Corp.	1.29%
Ingredion, Inc.	1.17%
Archer-Daniels-Midland Co.	1.14%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ccnr.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-CCNR-103124

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics described in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics described in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $141,000 and $127,000, respectively.

(b)

Audit-Related Fees: For the Registrant’s fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $1,000 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $37,000 and $33,500, respectively. The fiscal year 2024 and 2023 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended October 31, 2024 and October 31, 2023, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee. The Chairman of the Audit Committee may pre-approve non-audit services to be performed by the Registrant’s principal accountant on an interim basis, subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, were $37,000 in the fiscal year ended October 31, 2024 and $33,500 in the fiscal year ended October 31, 2023. These fees consisted of non-audit fees billed to (i) the Registrant of $37,000 in the fiscal year ended October 31, 2024 and $33,500 in the fiscal year ended October 31, 2023 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $0 in the fiscal year ended October 31, 2024 and $0 in the fiscal year ended October 31, 2023. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements & Other Information

October 31, 2024

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

ALPS | Kotak India ESG Fund

ALPS Global Opportunity Fund

ALPS Balanced Opportunity Fund

RiverFront Asset Allocation Growth & Income

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	1
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Financial Highlights	7

ALPS | Kotak India ESG Fund

Statement of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16

ALPS Global Opportunity Fund

Statement of Investments	21
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27

ALPS Balanced Opportunity Fund

Statement of Investments	32
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
RiverFront Asset Allocation Growth & Income

Statement of Investments	42
Statement of Assets and Liabilities	43
Statement of Operations	44
Statements of Changes in Net Assets	45
Financial Highlights	46

Notes to Financial Statements and Financial Highlights	50

Report of Independent Registered Public Accounting Firm	72

Additional Information	73

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	74

Proxy Disclosures for Open-End Management Investment Companies	75

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	76

Statement Regarding Basis for Approval of Investment Advisory Contract	77

alpsfunds.com

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,186

TOTAL COMMON STOCKS
(Cost $681,663)		1,186

EXCHANGE TRADED FUNDS (30.12%)
United States (30.12%)
ALPS | CoreCommodity Natural Resources ETF(b)(f)	11,455,594	283,263,618

TOTAL EXCHANGE TRADED FUNDS
(Cost $250,318,618)		283,263,618

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (64.31%)
U.S. Treasury Bonds (64.31%)
United States Treasury Bill
5.160%, 11/14/24(g)	$25,900,000	$25,856,683
5.135%, 12/5/24	5,000,000	4,978,312
5.085%, 1/2/25(g)	20,700,000	20,539,263
4.627%, 1/23/25(g)	15,400,000	15,242,689
4.360%, 2/6/25	46,100,000	45,549,298
4.390%, 2/20/25(g)	151,000,000	148,944,450
4.370%, 3/6/25(g)	63,150,000	62,191,238
4.224%, 3/20/25	74,700,000	73,439,703
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	112,700,000	131,420,562
0.125%, 7/15/26	60,100,000	76,741,177
		604,903,375
TOTAL GOVERNMENT BONDS
(Cost $603,668,588)		604,903,375

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.76%)
Money Market Fund (6.76%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.661%	63,583,424	63,583,424

TOTAL SHORT TERM INVESTMENTS
(Cost $63,583,424)			63,583,424

Value (Note 2)
TOTAL INVESTMENTS (101.19%)
(Cost $918,252,293)	$951,751,603

Liabilities in Excess of Other Assets (-1.19%)	(11,222,954)
NET ASSETS - 100.00%	$940,528,649
(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of October 31, 2024, the fair value of illiquid securities in the aggregate was $1,186, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of October 31, 2024, these securities had a total value of $1,186 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(f)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.alpsfunds.com/exchange-traded-funds/ccnr
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $89,297,911.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2024

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2024

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Cocoa Future	Morgan Stanley	Long	19	03/14/25	$1,309,100	$41,231
Coffee Robusta Future	Morgan Stanley	Short	(215)	03/25/25	(9,204,150)	773,252
Copper Future	Morgan Stanley	Long	30	12/27/24	3,255,000	6,765
Corn Future	Morgan Stanley	Short	(76)	03/14/25	(1,618,800)	30,139
Frzn Concentrated OJ Future	Morgan Stanley	Long	3	03/11/25	214,695	9,509
Gasoline RBOB Future	Morgan Stanley	Long	49	03/28/25	4,062,698	35,415
Gold 100 Oz. Future	Morgan Stanley	Long	108	04/28/25	30,180,600	858,092
Lean Hogs Future	Morgan Stanley	Long	91	04/14/25	3,206,840	144,476
LME Aluminum Future	Morgan Stanley	Long	77	12/16/24	5,019,033	169,702
LME Aluminum Future	Morgan Stanley	Short	(2)	03/17/25	(131,282)	429
LME Zinc Future	Morgan Stanley	Short	(1)	03/17/25	(75,750)	2,029
Low Su Gasoil G Future	Morgan Stanley	Long	49	03/12/25	3,268,300	61,182
NY Harbor ULSD Future	Morgan Stanley	Long	40	03/28/25	3,750,096	50,975
Silver Future	Morgan Stanley	Long	90	03/27/25	14,957,550	224,811
Soybean Oil Future	Morgan Stanley	Long	150	03/14/25	4,063,500	163,455
WTI Crude Future	Morgan Stanley	Long	218	03/20/25	14,865,420	18,716
					$77,122,850	$2,590,178

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Long	43	01/29/25	$3,130,830	$(251,786)
Brent Crude Future	Morgan Stanley	Long	130	05/31/25	9,349,600	(511,463)
Coffee 'C' Future	Morgan Stanley	Long	160	03/19/25	14,730,000	(1,578,180)
Copper Future	Morgan Stanley	Long	84	03/27/25	9,213,750	(582,932)
Cotton No.2 Future	Morgan Stanley	Short	(92)	03/07/25	(3,304,180)	(93,142)
Hard Red Winter Wheat Future	Morgan Stanley	Long	75	03/14/25	2,186,250	(41,454)
Live Cattle Future	Morgan Stanley	Long	86	04/30/25	6,444,840	(31,148)
LME Aluminum Future	Morgan Stanley	Short	(77)	12/16/24	(5,019,033)	(489,241)
LME Aluminum Future	Morgan Stanley	Long	171	03/17/25	11,224,611	(44,807)
LME Lead Future	Morgan Stanley	Long	22	03/17/25	1,122,479	(72,446)
LME Nickel Future	Morgan Stanley	Long	37	03/17/25	3,516,387	(248,996)
LME Zinc Future	Morgan Stanley	Long	51	03/17/25	3,863,250	(104,258)
Low Su Gasoil G Future	Morgan Stanley	Long	24	01/10/25	1,600,800	(97,952)
Natural Gas Future	Morgan Stanley	Long	220	01/27/25	6,529,600	(262,932)
Natural Gas Future	Morgan Stanley	Long	439	03/26/25	11,738,860	(1,819,154)
Soybean Future	Morgan Stanley	Long	148	03/14/25	7,470,300	(472,079)
Soybean Meal Future	Morgan Stanley	Long	124	03/14/25	3,769,600	(325,217)
Sugar #11 (World) Future	Morgan Stanley	Long	210	03/28/25	5,348,448	(117,627)
Wheat (CBT) Future	Morgan Stanley	Long	69	03/14/25	2,036,362	(49,351)
					$94,952,754	$(7,194,165)

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2024

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$43,378,280	USB3MTA + 25 bps	11/29/2024	$43,378,489	$209
Citigroup	CRB 3m Fwd TR Index**	15,261,424	USB3MTA + 24 bps	10/31/2025	15,261,498	74
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	13,841,470	USB3MTA + 25 bps	7/1/2025	13,841,538	68
Citigroup	BCOM 3m Fwd TR Index***	188,525,233	USB3MTA + 11 bps	10/31/2025	188,525,262	29
RBC	BCOM 3m Fwd TR Index***	92,659,557	USB3MTA + 12 bps	10/31/2025	92,659,571	14
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	77,985,762	USB3MTA + 12 bps	10/31/2025	77,985,775	13
Goldman Sachs	BCOM 3m Fwd TR Index***	27,728,789	USB3MTA + 11 bps	10/31/2025	27,728,793	4
Societe Generale	BCOM 3m Fwd TR Index***	25,656,530	USB3MTA + 12 bps	10/31/2025	25,656,534	4
		$485,037,045			$485,037,460	$415

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at value	$668,487,985
Investments in affiliates, at value	283,263,618
Cash	1,077,366
Unrealized appreciation on total return swap contracts	415
Receivable for shares sold	1,038,816
Dividends and interest receivable	490,413
Prepaid expenses and other assets	47,956
Total Assets	954,406,569
LIABILITIES
Payable for variation margin on futures contracts	1,344,935
Payable for interest expense on total return swap contracts	2,193,903
Payable for total return swap contract resets	6,045,035
Payable due to broker for futures contracts (Note 3)	771,780
Payable for shares redeemed	2,457,585
Investment advisory fees payable	726,317
Administration and transfer agency fees payable	246,521
Distribution and services fees payable	13,652
Trustees' fees and expenses payable	5,795
Professional fees payable	28,677
Accrued expenses and other liabilities	43,720
Total Liabilities	13,877,920
NET ASSETS	$940,528,649
NET ASSETS CONSIST OF
Paid-in capital	$904,919,921
Total distributable earnings/(accumulated losses)	35,608,728
NET ASSETS	$940,528,649
INVESTMENTS, AT COST	$667,933,675
INVESTMENTS IN AFFILIATES, AT COST	$250,318,618

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$7.29
Net Assets	$17,849,116
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,447,223
Class A:
Net Asset Value, offering and redemption price per share	$7.32
Net Assets	$6,726,337
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	918,983
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$7.75
Class C:
Net Asset Value, offering and redemption price per share(a)	$6.58
Net Assets	$9,574,200
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,455,405
Class I:
Net Asset Value, offering and redemption price per share	$7.45
Net Assets	$906,378,996
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	121,719,194

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Operations	For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$7,108,594
Foreign taxes withheld on dividends	(634,793)
Interest and other income, net of premium amortization and accretion of discount	41,102,522
Total Investment Income	47,576,323

EXPENSES
Investment advisory fees	10,030,637
Investment advisory fees - subsidiary (Note 8)	2,069,206
Administrative fees	1,458,472
Delegated transfer agent equivalent services fees	1,634,832
Distribution and service fees
Investor Class	61,741
Class A	18,025
Class C	122,151
Professional fees	60,604
Reports to shareholders and printing fees	93,370
State registration fees	155,720
Insurance fees	24,718
Custody fees	108,150
Trustees' fees and expenses	135,624
Repayment of previously waived fees
Class I	210,903
Miscellaneous expenses	49,106
Total Expenses	16,233,259
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(2,069,206)
Class C	(6,857)
Class I	(451,573)
Less fees waived from investments in affiliated securities	(356,841)
Net Expenses	13,348,782
Net Investment Income	34,227,541
Net realized gain on investments	6,323,585
Net realized loss on investments - affiliated securities(a)	(16,994,749)
Net realized loss on futures contracts	(87,025,216)
Net realized loss on total return swap contracts	(12,945,511)
Net realized loss on foreign currency transactions	(375,255)
Net Realized Loss	(111,017,146)
Net change in unrealized appreciation on investments	1,656,156
Net change in unrealized appreciation on affiliate investments	32,945,000
Net change in unrealized appreciation on futures contracts	26,383,223
Net change in unrealized appreciation on total return swap contracts	387
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	6,544
Net Change in Unrealized Appreciation	60,991,310
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(50,025,836)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,798,295)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$34,227,541	$54,020,452
Net realized loss	(111,017,146)	(39,551,997)
Net change in unrealized appreciation/(depreciation)	60,991,310	(84,133,655)
Net Decrease in Net Assets Resulting from Operations	(15,798,295)	(69,665,200)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(628,729)	(5,853,087)
Class A	(321,104)	(1,025,116)
Class C	(556,037)	(1,863,383)
Class I	(48,168,669)	(104,122,024)
Net Decrease in Net Assets from Distributions	(49,674,539)	(112,863,610)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	6,405,379	24,927,696
Class A	718,516	2,221,315
Class C	708,915	3,485,981
Class I	289,585,856	998,720,942
Dividends reinvested
Investor Class	504,697	4,625,429
Class A	233,759	732,350
Class C	319,589	984,573
Class I	38,805,976	72,055,995
Shares redeemed, net of redemption fees
Investor Class	(10,658,023)	(87,608,141)
Class A	(5,258,139)	(6,069,300)
Class C	(8,628,856)	(11,166,968)
Class I	(960,357,350)	(913,800,802)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(647,619,681)	89,109,070

Net decrease in net assets	(713,092,515)	(93,419,740)

NET ASSETS
Beginning of year	1,653,621,164	1,747,040,904
End of year	$940,528,649	$1,653,621,164

See Notes to Financial Statements and Financial Highlights.

9 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Investor Class

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period(a)	$7.51		$8.47		$9.50		$6.06		$6.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.20		0.21		0.05		0.11		0.02
Net realized and unrealized gain/(loss)	(0.19)		(0.61)		0.62		3.35		(0.58)
Total from investment operations	0.01		(0.40)		0.67		3.46		(0.56)
DISTRIBUTIONS:
From net investment income	(0.20)		(0.56)		(1.70)		(0.02)		(0.06)
From net realized gains	(0.03)		–		–		–		–
Total distributions	(0.23)		(0.56)		(1.70)		(0.02)		(0.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	–		–		0.00	(c)	0.00	(c)
Net increase/(decrease) in net asset value	(0.22)		(0.96)		(1.03)		3.44		(0.62)
Net asset value, end of year	$7.29		$7.51		$8.47		$9.50		$6.06
TOTAL RETURN(d)	0.36%		(5.01)%		9.65%		57.25%		(8.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$17,849		$22,202		$89,645		$89,300		$49,060
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.36	%(e)	1.34	%(e)	1.36	%(e)	1.37	%(e)	1.40	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.32%		1.34%		1.36%		1.37%		1.40%
Ratio of net investment income to average net assets	2.79%		2.66%		0.55%		1.36%		0.40%
Portfolio turnover rate(f)	72%		59%		54%		54%		98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)

Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.50%, 1.52%, 1.53%, 1.55% and 1.58%.
(f)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period(a)	$7.53		$8.48		$9.52		$6.07		$6.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.21		0.22		0.06		0.13		0.04
Net realized and unrealized gain/(loss)	(0.19)		(0.61)		0.60		3.34		(0.59)
Total from investment operations	0.02		(0.39)		0.66		3.47		(0.55)

DISTRIBUTIONS:
From net investment income	(0.20)		(0.56)		(1.70)		(0.02)		(0.06)
From net realized gains	(0.03)		–		–		–		–
Total distributions	(0.23)		(0.56)		(1.70)		(0.02)		(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–		–		0.00	(c)
Net increase/(decrease) in net asset value	(0.21)		(0.95)		(1.04)		3.45		(0.61)
Net asset value, end of year	$7.32		$7.53		$8.48		$9.52		$6.07
TOTAL RETURN(d)	0.49%		(4.88)%		9.52%		57.33%		(8.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$6,726		$11,362		$16,246		$7,349		$1,254
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(e)	1.25	%(e)	1.30	%(e)	1.32	%(e)	1.34	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.22%		1.25%		1.30%		1.32%		1.34%
Ratio of net investment income to average net assets	2.90%		2.83%		0.64%		1.56%		0.62%
Portfolio turnover rate(f)	72%		59%		54%		54%		98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.39%, 1.43%, 1.47%, 1.50% and 1.52%.
(f)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

11 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period(a)	$6.84		$7.80		$8.94		$5.73		$6.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.14		0.14		(0.01	)(c)	0.07		(0.02	)(c)
Net realized and unrealized gain/(loss)	(0.17)		(0.54)		0.56		3.14		(0.54)
Total from investment operations	(0.03)		(0.40)		0.55		3.21		(0.56)
DISTRIBUTIONS:
From net investment income	(0.20)		(0.56)		(1.69)		(0.01)		(0.06)
From net realized gains	(0.03)		–		–		–		–
Total distributions	(0.23)		(0.56)		(1.69)		(0.01)		(0.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–		0.01		–
Net increase/(decrease) in net asset value	(0.26)		(0.96)		(1.14)		3.21		(0.62)
Net asset value, end of year	$6.58		$6.84		$7.80		$8.94		$5.73
TOTAL RETURN(d)	(0.31)%		(5.58)%		8.78%		56.37%		(8.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$9,574		$17,910		$27,856		$13,789		$2,354
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.11	%(e)	2.01	%(e)	2.00	%(e)	2.00	%(e)	2.05	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.02%		2.01%		2.00%		2.00%		2.05%
Ratio of net investment income/(loss) to average net assets	2.08%		2.03%		(0.08)%		0.84%		(0.28)%
Portfolio turnover rate(f)	72%		59%		54%		54%		98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 2.25%, 2.19%, 2.18%, 2.18% and 2.23%.
(f)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

12 | October 31, 2024

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period(a)	$7.65		$8.61		$9.62		$6.12		$6.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22		0.24		0.08		0.14		0.04
Net realized and unrealized gain/(loss)	(0.18)		(0.63)		0.61		3.38		(0.58)
Total from investment operations	0.04		(0.39)		0.69		3.52		(0.54)
DISTRIBUTIONS:
From net investment income	(0.21)		(0.57)		(1.70)		(0.02)		(0.07)
From net realized gains	(0.03)		–		–		–		–
Total distributions	(0.24)		(0.57)		(1.70)		(0.02)		(0.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		(0.00	)(c)	0.00	(c)	0.00	(c)
Net increase/(decrease) in net asset value	(0.20)		(0.96)		(1.01)		3.50		(0.61)
Net asset value, end of year	$7.45		$7.65		$8.61		$9.62		$6.12
TOTAL RETURN(d)	0.67%		(4.87)%		9.85%		57.74%		(8.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$906,379		$1,602,146		$1,613,293		$1,154,123		$439,254
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.17	%(e)	1.16	%(e)	1.08	%(e)	1.09	%(e)	1.15	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.12%		1.15%		1.08%		1.09%		1.15%
Ratio of net investment income to average net assets	2.92%		3.02%		0.84%		1.68%		0.64%
Portfolio turnover rate(f)	72%		59%		54%		54%		98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)

Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.32%, 1.34%, 1.26%, 1.27% and 1.33%.
(f)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

13 | October 31, 2024

ALPS | Kotak India ESG Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
COMMON STOCKS (100.43%)
Communication Services (7.63%)
Diversified Telecommunication Services (1.78%)
Indus Towers, Ltd.(a)	1,751,179	$7,065,891

Entertainment (1.37%)
PVR Inox, Ltd.(a)	292,388	5,436,589

Wireless Telecommunication Services (4.48%)
Bharti Airtel, Ltd.	868,727	16,627,859
Bharti Airtel, Ltd. partly paid	78,914	1,128,816
		17,756,675

TOTAL COMMUNICATION SERVICES		30,259,155

Consumer Discretionary (9.19%)
Automobile Components (4.35%)
Apollo Tyres, Ltd.	1,362,962	8,148,178
UNO Minda, Ltd.	780,321	9,088,981
		17,237,159

Automobiles (0.98%)
Hyundai Motor India, Ltd.(a)	178,642	3,872,024

Hotels, Restaurants & Leisure (2.85%)
Zomato, Ltd.(a)	3,946,985	11,323,928

Specialty Retail (1.01%)
BrainBees Solutions, Ltd.(a)	536,605	4,007,008

TOTAL CONSUMER DISCRETIONARY		36,440,119

Consumer Staples (5.63%)
Food Products (1.43%)
Nestle India, Ltd.	212,012	5,701,662

Personal Care Products (4.20%)
Dabur India, Ltd.	1,216,970	7,803,632
Godrej Consumer Products, Ltd.	580,469	8,844,495
		16,648,127

TOTAL CONSUMER STAPLES		22,349,789

Energy (6.61%)
Oil, Gas & Consumable Fuels (6.61%)
Reliance Industries, Ltd.	1,657,310	26,205,345

TOTAL ENERGY		26,205,345

Financials (25.43%)
Banks (22.37%)
Axis Bank, Ltd.	1,770,305	24,318,965
HDFC Bank, Ltd., ADR	62,825	3,959,860
HDFC Bank, Ltd.	745,000	15,313,261
	Shares	Value (Note 2)
Banks (continued)
ICICI Bank, Ltd., Sponsored ADR	800,000	$24,328,000
ICICI Bank, Ltd.	679,743	10,426,955
IndusInd Bank, Ltd.	828,031	10,359,142
		88,706,183

Financial Services (0.29%)
Bajaj Housing Finance, Ltd.(a)	728,664	1,162,153

Insurance (2.77%)
Max Financial Services, Ltd.(a)	721,572	10,994,521

TOTAL FINANCIALS		100,862,857

Health Care (8.34%)
Health Care Providers & Services (5.75%)
Fortis Healthcare, Ltd.	1,739,937	12,917,400
Max Healthcare Institute, Ltd.	820,056	9,899,202
		22,816,602

Pharmaceuticals (2.59%)
Sun Pharmaceutical Industries, Ltd.	466,852	10,245,191

TOTAL HEALTH CARE		33,061,793

Industrials (15.42%)
Aerospace & Defense (1.30%)
Bharat Electronics, Ltd.	1,533,706	5,177,175

Building Products (0.90%)
Apollo Pipes, Ltd.	567,537	3,571,196

Construction & Engineering (4.72%)
Larsen & Toubro, Ltd.	435,716	18,716,930

Electrical Equipment (1.30%)
GE Vernova T&D India Ltd(a)	245,809	5,173,415

Machinery (4.53%)
Ashok Leyland, Ltd.	3,450,524	8,523,385
Kross, Ltd.(a)	395,158	788,425
Thermax, Ltd.	147,796	8,650,303
		17,962,113

Passenger Airlines (2.67%)
InterGlobe Aviation, Ltd.(a)(b)(c)	220,139	10,575,362

TOTAL INDUSTRIALS		61,176,191

Information Technology (9.80%)
IT Services (9.80%)
Cognizant Technology Solutions Corp., Class A	201,336	15,017,652
Infosys, Ltd., Sponsored ADR	609,984	12,754,766

See Notes to Financial Statements and Financial Highlights.

14 | October 31, 2024

ALPS | Kotak India ESG Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
IT Services (continued)
Tech Mahindra, Ltd.	581,974	$11,077,303
		38,849,721

TOTAL INFORMATION TECHNOLOGY		38,849,721

Materials (6.49%)
Chemicals (2.05%)
Carborundum Universal, Ltd.	497,294	8,135,853

Construction Materials (3.05%)
UltraTech Cement, Ltd.	92,080	12,091,566

Paper & Forest Products (1.39%)
Century Plyboards India, Ltd.	547,415	5,510,133

TOTAL MATERIALS		25,737,552

Real Estate (3.98%)
Real Estate Management & Development (3.98%)
Brigade Enterprises, Ltd.	664,637	9,278,229
Sobha Developers, Ltd.	326,401	6,148,793
Sobha, Ltd.	40,728	363,778
		15,790,800

TOTAL REAL ESTATE		15,790,800

Utilities (1.91%)
Electric Utilities (1.91%)
Power Grid Corp. of India, Ltd.	1,989,305	7,567,277

TOTAL UTILITIES		7,567,277

TOTAL COMMON STOCKS
(Cost $316,413,664)		398,300,599

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.06%)
Money Market Funds (1.06%)
Goldman Sachs Financial Square Government Fund - Institutional Class	4.778%	4,189,000	4,189,000

TOTAL MONEY MARKET FUNDS			4,189,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,189,000)			4,189,000
Value (Note 2)
TOTAL INVESTMENTS (101.49%)
(Cost $320,602,664)	$402,489,599

Liabilities In Excess Of Other Assets (-1.49%)	(5,912,698)

NET ASSETS (100.00%)	$396,576,901

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $10,575,362, representing 2.67% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2024 the aggregate market value of those securities was $10,575,362, representing 2.67% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

15 | October 31, 2024

ALPS | Kotak India ESG Fund

Statement of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at value	$402,489,599
Cash	1,963,640
Foreign currency, at value (Cost $5,563,678)	4,819,303
Receivable for investments sold	43,797
Receivable for shares sold	2,332
Dividends and interest receivable	246,084
Prepaid expenses and other assets	26,017
Total Assets	409,590,772
LIABILITIES
Payable for shares redeemed	45,560
Payable for foreign capital gains tax	12,658,937
Investment advisory fees payable	194,490
Administration and transfer agency fees payable	59,249
Distribution and services fees payable	6,000
Trustees' fees and expenses payable	737
Professional fees payable	25,092
Accrued expenses and other liabilities	23,806
Total Liabilities	13,013,871
NET ASSETS	$396,576,901
NET ASSETS CONSIST OF
Paid-in capital	$279,395,083
Total distributable earnings/(accumulated losses)	117,181,818
NET ASSETS	$396,576,901
INVESTMENTS, AT COST	$320,602,664
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$19.34
Net Assets	$5,302,616
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	274,213
Class A:
Net Asset Value, offering and redemption price per share	$19.30
Net Assets	$2,589,843
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	134,159
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$20.43
Class C:
Net Asset Value, offering and redemption price per share(a)	$17.20
Net Assets	$2,351,013
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	136,655
Class I:
Net Asset Value, offering and redemption price per share	$20.27
Net Assets	$35,065,504
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,730,069
Class II:
Net Asset Value, offering and redemption price per share	$20.51
Net Assets	$351,267,925
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	17,123,586

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

16 | October 31, 2024

ALPS | Kotak India ESG Fund

Statement of Operations	For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$3,215,135
Foreign taxes withheld on dividends	(534,422)
Interest and other income	575,812
Total Investment Income	3,256,525

EXPENSES
Investment advisory fees	2,476,675
Administrative fees	600,800
Delegated transfer agent equivalent services fees	17,832
Distribution and service fees
Investor Class	17,296
Class A	6,290
Class C	18,320
Professional fees	35,831
Reports to shareholders and printing fees	11,182
State registration fees	79,043
Custody fees	55,905
Trustees' fees and expenses	32,427
Repayment of previously waived fees
Investor Class	28
Class C	157
Class I	641
Miscellaneous expenses	37,909
Total Expenses	3,390,336
Less fees waived/reimbursed by investment advisor (Note 8)
Class II	(420,514)
Net Expenses	2,969,822
Net Investment Income	286,703
Net realized gain on investments	66,813,502
Net realized loss on foreign currency transactions	(63,407)
Net realized loss on foreign capital gains tax	(11,277,291)
Net Realized Gain	55,472,804
Net change in unrealized appreciation on investments	25,589,391
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(41,214)
Net change in unrealized depreciation on foreign capital gains tax	(3,905,986)
Net Change in Unrealized Appreciation	21,642,191
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	77,114,995
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,401,698

See Notes to Financial Statements and Financial Highlights.

17 | October 31, 2024

ALPS | Kotak India ESG Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$286,703	$526,318
Net realized gain	55,472,804	18,596,925
Net change in unrealized appreciation	21,642,191	2,624,176
Net Increase in Net Assets Resulting from Operations	77,401,698	21,747,419

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(214,130)	(59,404)
Class A	(68,855)	(14,494)
Class C	(66,560)	(17,218)
Class I	(1,081,718)	(235,995)
Class II	(12,029,229)	(5,145,390)
Net Decrease in Net Assets from Distributions	(13,460,492)	(5,472,501)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	2,929,288	1,656,774
Class A	931,483	654,565
Class C	946,442	485,951
Class I	8,395,129	10,278,948
Class II	35,000,000	10,000,000
Dividends reinvested
Investor Class	179,515	48,934
Class A	60,735	12,562
Class C	66,069	17,218
Class I	1,045,519	233,078
Class II	12,029,229	5,145,390
Shares redeemed, net of redemption fees
Investor Class	(3,237,236)	(962,391)
Class A	(229,770)	(60,747)
Class C	(121,084)	(393,111)
Class I	(3,506,538)	(3,062,056)
Class II	(45,000,000)	(75,000,000)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	9,488,781	(50,944,885)

Net increase/(decrease) in net assets	73,429,987	(34,669,967)

NET ASSETS
Beginning of year	323,146,914	357,816,881
End of year	$396,576,901	$323,146,914

See Notes to Financial Statements and Financial Highlights.

18 | October 31, 2024

ALPS | Kotak India ESG Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$16.32		$15.78		$18.70	$12.66	$13.02	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07	)(c)	(0.07	)(c)	(0.12)	(0.12)	(0.07	)(c)
Net realized and unrealized gain/(loss)	3.85		0.85		(1.82)	6.16	(0.93)
Total from investment operations	3.78		0.78		(1.94)	6.04	(1.00)
DISTRIBUTIONS:
From net investment income	–		–		(0.44)	–	–
From net realized gains	(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(0.76)		(0.25)		(0.98)	–	(0.17)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.01		0.00 (d)	0.00 (d)	0.81
Net increase/(decrease) in net asset value	3.02		0.54		(2.92)	6.04	(0.36)
Net asset value, end of year	$19.34		$16.32		$15.78	$18.70	$12.66
TOTAL RETURN(e)	23.87%		5.06%		(10.90)%	47.71%	(1.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$5,303		$4,596		$3,711	$3,814	$2,704
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.22%		1.37%		1.33%	1.35%	1.72%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.22%		1.37%		1.33%	1.35%	1.40	%(f)
Ratio of net investment loss to average net assets	(0.37)%		(0.43)%		(0.74)%	(0.73)%	(0.64)%
Portfolio turnover rate	75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.

See Notes to Financial Statements and Financial Highlights.

19 | October 31, 2024

ALPS | Kotak India ESG Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$16.29		$15.74		$18.62	$12.59	$12.99	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06	)(c)	(0.04	)(c)	(0.08)	(0.11)	(0.07	)(c)
Net realized and unrealized gain/(loss)	3.83		0.84		(1.82)	6.14	(0.16)
Total from investment operations	3.77		0.80		(1.90)	6.03	(0.23)

DISTRIBUTIONS:
From net investment income	–		–		(0.44)	–	–
From net realized gains	(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(0.76)		(0.25)		(0.98)	–	(0.17)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00	(d)	–	0.00 (d)	–
Net increase/(decrease) in net asset value	3.01		0.55		(2.88)	6.03	(0.40)
Net asset value, end of year	$19.30		$16.29		$15.74	$18.62	$12.59
TOTAL RETURN(e)	23.85%		5.14%		(10.70)%	47.90%	(1.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$2,590		$1,499		$847	$762	$89
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.17%		1.23%		1.10%	1.30%	1.62%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.17%		1.23%		1.10%	1.30%	1.31	%(f)
Ratio of net investment loss to average net assets	(0.30)%		(0.26)%		(0.51)%	(0.68)%	(0.56)%
Portfolio turnover rate	75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.

See Notes to Financial Statements and Financial Highlights.

20 | October 31, 2024

ALPS | Kotak India ESG Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$14.71		$14.34		$17.18	$11.70	$12.18	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.18	)(c)	(0.15	)(c)	(0.21)	(0.21)	(0.14	)(c)
Net realized and unrealized gain/(loss)	3.43		0.77		(1.67)	5.69	(0.17)
Total from investment operations	3.25		0.62		(1.88)	5.48	(0.31)
DISTRIBUTIONS:
From net investment income	–		–		(0.42)	–	–
From net realized gains	(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(0.76)		(0.25)		(0.96)	–	(0.17)
Net increase/(decrease) in net asset value	2.49		0.37		(2.84)	5.48	(0.48)
Net asset value, end of year	$17.20		$14.71		$14.34	$17.18	$11.70
TOTAL RETURN(d)	22.83%		4.38%		(11.52)%	46.84%	(2.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$2,351		$1,210		$1,060	$1,598	$1,868
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.97%		2.00%		2.00%	2.00%	2.37%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.97%		2.00%		2.00%	2.00%	2.06	%(e)
Ratio of net investment loss to average net assets	(1.10)%		(1.02)%		(1.42)%	(1.37)%	(1.29)%
Portfolio turnover rate	75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.

See Notes to Financial Statements and Financial Highlights.

21 | October 31, 2024

ALPS | Kotak India ESG Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$17.03		$16.40		$19.35	$13.05	$13.43	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01	)(c)	(0.00	)(c)(d)	(0.07)	(0.07)	(0.03	)(c)
Net realized and unrealized gain/(loss)	4.01		0.88		(1.89)	6.37	(0.18)
Total from investment operations	4.00		0.88		(1.96)	6.30	(0.21)
DISTRIBUTIONS:
From net investment income	–		–		(0.45)	–	–
From net realized gains	(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(0.76)		(0.25)		(0.99)	–	(0.17)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)
Net increase/(decrease) in net asset value	3.24		0.63		(2.95)	6.30	(0.38)
Net asset value, end of year	$20.27		$17.03		$16.40	$19.35	$13.05
TOTAL RETURN(e)	24.18%		5.43%		(10.62)%	48.28%	(1.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$35,066		$24,026		$15,664	$16,053	$21,861
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.93%		1.00%		1.00%	1.00%	1.36%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.93%		1.00%		1.00%	1.00%	1.06	%(f)
Ratio of net investment loss to average net assets	(0.06)%		(0.02)%		(0.41)%	(0.45)%	(0.28)%
Portfolio turnover rate	75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.

See Notes to Financial Statements and Financial Highlights.

22 | October 31, 2024

ALPS | Kotak India ESG Fund – Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period December 19, 2019 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$17.20	$16.52	$19.45	$13.08	$13.50	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.02	0.03	(0.03)	(0.02)	0.02
Net realized and unrealized gain/(loss)	4.05	0.90	(1.90)	6.39	(0.44)
Total from investment operations	4.07	0.93	(1.93)	6.37	(0.42)

DISTRIBUTIONS:
From net investment income	–	–	(0.46)	–	–
From net realized gains	(0.76)	(0.25)	(0.54)	–	–
Total distributions	(0.76)	(0.25)	(1.00)	–	–

Net increase/(decrease) in net asset value	3.31	0.68	(2.93)	6.37	(0.42)
Net asset value, end of year	$20.51	$17.20	$16.52	$19.45	$13.08
TOTAL RETURN(c)	24.35%	5.69%	(10.42)%	48.70%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$351,268	$291,815	$336,535	$375,605	$136,115
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.87%	0.88%	0.88%	0.91%	1.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	0.10%	0.16%	(0.16)%	(0.11)%	0.24	%(d)
Portfolio turnover rate(e)	75%	24%	18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

23 | October 31, 2024

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
CLOSED-END FUNDS (16.37%)
Abrdn Private Equity Opportunities Trust PLC	140,251	$944,025
HarbourVest Global Private Equity, Ltd.(a)	70,138	2,022,471
HBM Healthcare Investments AG, Class A	3,148	683,880
HgCapital Trust PLC	437,969	2,896,974
NB Private Equity Partners, Ltd.	52,090	1,046,475
Oakley Capital Investments, Ltd.	306,830	1,954,482
Pantheon International PLC Fund(a)	272,520	1,103,405

TOTAL CLOSED-END FUNDS
(Cost $8,237,170)		10,651,712

COMMON STOCKS (76.47%)
Communications (2.23%)
Internet (2.23%)
Amazon.com, Inc.(a)	3,400	633,760
GoDaddy, Inc.(a)	4,895	816,486
		1,450,246

TOTAL COMMUNICATIONS		1,450,246

Consumer Discretionary (1.51%)
Retail (1.51%)
Wesfarmers, Ltd.	22,395	985,178

TOTAL CONSUMER DISCRETIONARY		985,178

Consumer Staples (2.79%)
Retail (2.79%)
Costco Wholesale Corp.	2,075	1,813,924

TOTAL CONSUMER STAPLES		1,813,924

Financials (54.26%)
Diversified Financial Services (29.92%)
Apollo Global Management, Inc.	14,425	2,066,526
Ares Management LP, Class A	18,455	3,094,534
Berkshire Hathaway, Inc., Class B(a)	4,450	2,006,594
Blackstone, Inc., Class A	15,715	2,636,191
Blue Owl Capital, Inc.	21,195	473,920
Houlihan Lokey, Inc.	6,105	1,054,761
KKR & Co., Inc., Class A	28,405	3,926,707
Mastercard, Inc., Class A	1,355	676,944
Partners Group Holding AG	1,556	2,140,790
StepStone Group, Inc., Class A	14,535	873,990
TPG, Inc.	7,605	514,706
		19,465,663

Investment Companies (9.95%)
3i Group PLC	75,850	3,110,453
Eurazeo SE	6,657	507,748
	Shares	Value (Note 2)
Investment Companies (continued)
Investor AB, B Shares	48,375	$1,369,209
Italmobiliare SpA	20,740	623,781
Mutares SE & Co. KGaA	32,155	861,650
		6,472,841

Private Equity (14.39%)
Altamir	38,218	935,361
Brederode SA	18,169	2,114,385
Bridgepoint Group PLC(b)(c)	209,705	842,584
Clairvest Group, Inc.	12,085	603,230
CVC Capital Partners PLC(a)(b)(c)	51,840	1,087,742
EQT AB	29,405	853,128
Intermediate Capital Group PLC	78,687	2,090,286
Petershill Partners PLC(b)(c)	298,802	835,275
		9,361,991

TOTAL FINANCIALS		35,300,495

Health Care (1.43%)
Healthcare-Services (1.43%)
Chemed Corp.	1,720	929,213

TOTAL HEALTH CARE		929,213

Industrials (6.09%)
Aerospace/Defense (1.11%)
Lockheed Martin Corp.	1,325	723,516

Electronics (1.71%)
Atmus Filtration Technologies, Inc.	12,530	487,918
OEM International AB, Class B	53,460	624,862
		1,112,780
Machinery-Diversified (3.27%)
Carlisle Cos., Inc.	1,585	669,235
CSW Industrials, Inc.	2,215	782,116
Dover Corp.	3,560	674,015
		2,125,366

TOTAL INDUSTRIALS		3,961,662

Technology (8.16%)
Computers (2.06%)
Accenture PLC, Class A	1,955	674,123
Dell Technologies, Inc.	5,375	664,512
		1,338,635

Software (6.10%)
Constellation Software, Inc.	649	1,957,250
Fiserv, Inc.(a)	3,820	755,978
Microsoft Corp.	1,420	577,017

See Notes to Financial Statements and Financial Highlights.

24 | October 31, 2024

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
Software (continued)
Paychex, Inc.	4,895	$682,020
		3,972,265

TOTAL TECHNOLOGY		5,310,900

TOTAL COMMON STOCKS
(Cost $33,371,221)		49,751,618

BUSINESS DEVELOPMENT COMPANIES (4.80%)
Financials (4.80%)
Investment Companies (3.62%)
Ares Capital Corp.	57,535	1,216,290
FS KKR Capital Corp.	56,340	1,140,322
		2,356,612
Private Equity (1.18%)
Hercules Capital, Inc.	38,945	769,553

TOTAL FINANCIALS		3,126,165

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $2,955,479)		3,126,165

PREFERRED STOCK (1.56%)
Financials (1.05%)
Investment Companies (1.05%)
Compass Diversified Holdings, Series C, 7.875%(d)	27,876	684,634

TOTAL FINANCIALS		684,634

Industrials (0.51%)
Metal Fabricate/Hardware (0.51%)
Steel Partners Holdings LP, 6.00%	13,442	329,329

TOTAL INDUSTRIALS		329,329

TOTAL PREFERRED STOCK
(Cost $1,013,401)		1,013,963
	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (0.65%)
Money Market Fund (0.65%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.823%	419,903	$419,903

TOTAL MONEY MARKET FUND			419,903

TOTAL SHORT-TERM INVESTMENTS
(Cost $419,903)			419,903

TOTAL INVESTMENTS (99.85%)
(Cost $45,997,174)			$64,963,361

Assets In Excess Of Other Liabilities (0.15%)			97,182

NET ASSETS (100.00%)			$65,060,543

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $2,765,601, representing 4.25% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2024 the aggregate market value of those securities was $2,765,601, representing 4.25% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

25 | October 31, 2024

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2024

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at October 31, 2024	Fund Delivering	U.S. $ Value at October 31, 2024	Unrealized Appreciation
State Street Bank & Trust Company	11/22/24	USD	$2,625,520	GBP	$2,617,516	$8,004
State Street Bank & Trust Company	01/24/25	USD	$2,661,634	GBP	$2,597,607	64,027
						$72,031

See Notes to Financial Statements and Financial Highlights.

26 | October 31, 2024

ALPS Global Opportunity Fund

Statement of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at value	$64,963,361
Foreign currency, at value (Cost $2)	2
Unrealized appreciation on forward foreign currency contracts	72,031
Receivable for shares sold	7,077
Dividends and interest receivable	127,615
Prepaid expenses and other assets	25,415
Total Assets	65,195,501
LIABILITIES
Payable for investments purchased	5,455
Payable for shares redeemed	354
Investment advisory fees payable	44,585
Administration and transfer agency fees payable	11,328
Distribution and services fees payable	24,557
Trustees' fees and expenses payable	1,217
Professional fees payable	20,891
Custody fees payable	19,151
Accrued expenses and other liabilities	7,420
Total Liabilities	134,958
NET ASSETS	$65,060,543
NET ASSETS CONSIST OF
Paid-in capital	$43,640,944
Total distributable earnings/(accumulated losses)	21,419,599
NET ASSETS	$65,060,543
INVESTMENTS, AT COST	$45,997,174
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$7.32
Net Assets	$10,665,404
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,456,763
Class A:
Net Asset Value, offering and redemption price per share	$7.27
Net Assets	$10,873,511
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,495,035
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$7.70
Class C:
Net Asset Value, offering and redemption price per share(a)	$6.35
Net Assets	$1,523,206
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	239,812
Class I:
Net Asset Value, offering and redemption price per share	$7.62
Net Assets	$37,731,791
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,951,661
Class R:
Net Asset Value, offering and redemption price per share	$5.31
Net Assets	$4,266,631
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	804,249

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

27 | October 31, 2024

ALPS Global Opportunity Fund

Statement of Operations	For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$1,773,413
Foreign taxes withheld on dividends	(35,281)
Total Investment Income	1,738,132

EXPENSES
Investment advisory fees	529,283
Administrative fees	85,661
Delegated transfer agent equivalent services fees	28,992
Distribution and service fees
Investor Class	35,509
Class A	28,431
Class C	18,864
Class R	22,310
Professional fees	23,062
Reports to shareholders and printing fees	9,597
State registration fees	90,738
Insurance fees	784
Custody fees	12,690
Trustees' fees and expenses	4,974
Repayment of previously waived fees
Investor Class	423
Class A	181
Class C	253
Class R	535
Miscellaneous expenses	18,528
Total Expenses	910,815
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(104)
Class C	(1,640)
Class I	(24,606)
Class R	(723)
Net Expenses	883,742
Net Investment Income	854,390
Net realized gain on investments	6,354,443
Net realized loss on foreign currency transactions	(8,747)
Net realized loss on forward contracts	(216,380)
Net Realized Gain	6,129,316
Net change in unrealized appreciation on investments	11,868,240
Net change in unrealized appreciation on forward contract	62,634
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,192
Net Change in Unrealized Appreciation	11,933,066
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,062,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,916,772

See Notes to Financial Statements and Financial Highlights.

28 | October 31, 2024

ALPS Global Opportunity Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)
OPERATIONS
Net investment income	$854,390	$769,160
Net realized gain	6,129,316	818,981
Net change in unrealized appreciation	11,933,066	5,072,477
Net Increase in Net Assets Resulting from Operations	18,916,772	6,660,618

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(569,724)	–
Class A	(315,706)	–
Class C	(136,355)	–
Class I	(1,810,004)	–
Class R	(339,038)	–
Net Decrease in Net Assets from Distributions	(3,170,827)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	578,558	188,818
Class A	9,406,025	2,103,737
Class C	101,738	–
Class I	4,907,533	8,125,624
Class R	115,518	301,435
Dividends reinvested
Investor Class	486,607	–
Class A	289,805	–
Class C	122,517	–
Class I	1,706,420	–
Class R	339,038	–
Shares redeemed, net of redemption fees
Investor Class	(2,520,970)	(2,152,999)
Class A	(6,446,342)	(1,914,379)
Class C	(1,291,869)	(2,892,700)
Class I	(8,262,125)	(18,427,379)
Class R	(1,270,444)	(873,064)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(1,737,991)	(15,540,907)

Net increase/(decrease) in net assets	14,007,954	(8,880,289)

NET ASSETS
Beginning of year	51,052,589	59,932,878
End of year	$65,060,543	$51,052,589

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.

See Notes to Financial Statements and Financial Highlights.

29 | October 31, 2024

ALPS Global Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$5.64	$5.09	$9.39	$6.47	$7.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.07	0.05	0.00 (c)	0.06
Net realized and unrealized gain/(loss)	1.95	0.48	(2.37)	3.22	(0.23)
Total from investment operations	2.03	0.55	(2.32)	3.22	(0.17)
DISTRIBUTIONS:
From net investment income	(0.35)	–	(1.25)	–	(0.60)
From net realized gains	–	–	(0.73)	(0.30)	(0.47)
Total distributions	(0.35)	–	(1.98)	(0.30)	(1.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.68	0.55	(4.30)	2.92	(1.24)
Net asset value, end of year	$7.32	$5.64	$5.09	$9.39	$6.47
TOTAL RETURN(d)	37.47%	10.81%	(30.83)%	51.18%	(3.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$10,665	$9,379	$10,256	$20,967	$15,580
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.58%	1.59%	1.46%	1.49%	1.47%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.58%	1.59%	1.46%	1.49%	1.47%
Ratio of net investment income to average net assets(e)	1.20%	1.20%	0.81%	0.01%	0.86%
Portfolio turnover rate	37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

30 | October 31, 2024

ALPS Global Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$5.61	$5.06	$9.35	$6.45	$7.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.07	0.05	0.00 (c)	0.04
Net realized and unrealized gain/(loss)	1.92	0.48	(2.36)	3.20	(0.20)
Total from investment operations	2.01	0.55	(2.31)	3.20	(0.16)

DISTRIBUTIONS:
From net investment income	(0.35)	–	(1.25)	–	(0.60)
From net realized gains	–	–	(0.73)	(0.30)	(0.47)
Total distributions	(0.35)	–	(1.98)	(0.30)	(1.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	0.00 (c)	0.01
Net increase/(decrease) in net asset value	1.66	0.55	(4.29)	2.90	(1.22)
Net asset value, end of year	$7.27	$5.61	$5.06	$9.35	$6.45
TOTAL RETURN(d)	37.31%	10.87%	(30.85)%	51.02%	(2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$10,874	$5,379	$4,710	$4,188	$2,544
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.56%	1.57%	1.49%	1.47%	1.51%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.56%	1.57%	1.49%	1.47%	1.51%
Ratio of net investment income to average net assets(e)	1.27%	1.24%	0.88%	0.05%	0.62%
Portfolio turnover rate	37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

31 | October 31, 2024

ALPS Global Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$4.96	$4.50	$8.59	$5.98	$7.25
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.03	0.03	0.00 (c)	(0.06)	0.01
Net realized and unrealized gain/(loss)	1.71	0.43	(2.12)	2.97	(0.22)
Total from investment operations	1.74	0.46	(2.12)	2.91	(0.21)
DISTRIBUTIONS:
From net investment income	(0.35)	–	(1.24)	–	(0.59)
From net realized gains	–	–	(0.73)	(0.30)	(0.47)
Total distributions	(0.35)	–	(1.97)	(0.30)	(1.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	1.39	0.46	(4.09)	2.61	(1.27)
Net asset value, end of year	$6.35	$4.96	$4.50	$8.59	$5.98
TOTAL RETURN(d)	36.58%	10.22%	(31.48)%	50.14%	(4.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$1,523	$2,098	$4,507	$10,883	$9,061
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.34%	2.32%	2.23%	2.20%	2.22%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.25%	2.25%	2.23%	2.20%	2.22%
Ratio of net investment income/(loss) to average net assets(e)	0.53%	0.52%	0.03%	(0.73)%	0.12%
Portfolio turnover rate	37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

32 | October 31, 2024

ALPS Global Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$5.85	$5.25	$9.61	$6.61	$7.84
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.09	0.07	0.02	0.07
Net realized and unrealized gain/(loss)	2.02	0.51	(2.44)	3.28	(0.23)
Total from investment operations	2.13	0.60	(2.37)	3.30	(0.16)
DISTRIBUTIONS:
From net investment income	(0.36)	–	(1.26)	–	(0.60)
From net realized gains	–	–	(0.73)	(0.30)	(0.47)
Total distributions	(0.36)	–	(1.99)	(0.30)	(1.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.77	0.60	(4.36)	3.00	(1.23)
Net asset value, end of year	$7.62	$5.85	$5.25	$9.61	$6.61
TOTAL RETURN(d)	37.77%	11.43%	(30.69)%	51.31%	(2.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$37,732	$30,176	$36,321	$69,176	$55,950
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.32%	1.31%	1.22%	1.20%	1.22%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25%	1.25%	1.22%	1.20%	1.22%
Ratio of net investment income to average net assets(e)	1.53%	1.55%	1.07%	0.29%	1.08%
Portfolio turnover rate	37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

33 | October 31, 2024

ALPS Global Opportunity Fund – Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$4.18	$3.78	$7.50	$5.23	$6.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.05	0.04	0.03	(0.01)	0.03
Net realized and unrealized gain/(loss)	1.43	0.36	(1.77)	2.58	(0.18)
Total from investment operations	1.48	0.40	(1.74)	2.57	(0.15)
DISTRIBUTIONS:
From net investment income	(0.35)	–	(1.25)	–	(0.60)
From net realized gains	–	–	(0.73)	(0.30)	(0.47)
Total distributions	(0.35)	–	(1.98)	(0.30)	(1.07)
Net increase/(decrease) in net asset value	1.13	0.40	(3.72)	2.27	(1.22)
Net asset value, end of year	$5.31	$4.18	$3.78	$7.50	$5.23
TOTAL RETURN(c)	37.41%	10.58%	(30.92)%	50.86%	(3.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$4,267	$4,021	$4,140	$6,987	$5,231
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.77%	1.76%	1.68%	1.65%	1.68%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.75%	1.75%	1.68%	1.65%	1.68%
Ratio of net investment income/(loss) to average net assets(d)	1.03%	1.04%	0.61%	(0.17)%	0.61%
Portfolio turnover rate	37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

34 | October 31, 2024

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
COMMON STOCKS (71.98%)
Communications (5.97%)
Entertainment Content (0.86%)
Walt Disney Co.	1,134	$109,091

Internet Media & Services (3.90%)
Alphabet, Inc., Class A	1,645	281,476
Meta Platforms, Inc., Class A	372	211,140
		492,616

Telecommunications (1.21%)
AT&T, Inc.	6,755	152,258

TOTAL COMMUNICATIONS		753,965

Consumer Discretionary (6.79%)
Apparel & Textile Products (0.74%)
NIKE, Inc., Class B	1,215	93,713

E-Commerce Discretionary (2.47%)
Amazon.com, Inc.(a)	1,670	311,288

Leisure Facilities & Services (1.74%)
Marriott International, Inc., Class A	364	94,647
McDonald's Corp.	427	124,731
		219,378

Retail - Discretionary (1.84%)
Lowe's Cos., Inc.	511	133,795
O'Reilly Automotive, Inc.(a)	85	98,017
		231,812

TOTAL CONSUMER DISCRETIONARY		856,191

Consumer Staples (5.55%)
Food (0.76%)
Campbell Soup Co.	2,065	96,332

Household Products (0.66%)
Procter & Gamble Co.	505	83,416

Retail - Consumer Staples (3.57%)
Costco Wholesale Corp.	199	173,962
Target Corp.	401	60,166
Walmart, Inc.	2,635	215,938
		450,066

Wholesale - Consumer Staples (0.56%)
ITOCHU Corp., ADR	715	70,785

TOTAL CONSUMER STAPLES		700,599
	Shares	Value (Note 2)
Energy (3.21%)
Oil & Gas Producers (2.57%)
ConocoPhillips	1,575	$172,526
Enbridge, Inc.	3,742	151,177
		323,703

Oil & Gas Services & Equipment (0.64%)
Baker Hughes Co.	2,135	81,301

TOTAL ENERGY		405,004

Financials (9.56%)
Asset Management (0.86%)
Blackstone, Inc.	645	108,199

Banking (3.47%)
JPMorgan Chase & Co.	1,180	261,866
M&T Bank Corp.	340	66,191
Wells Fargo & Co.	1,695	110,039
		438,096

Institutional Financial Svcs (2.31%)
Goldman Sachs Group, Inc.	235	121,681
Intercontinental Exchange, Inc.	1,088	169,586
		291,267

Specialty Finance (2.92%)
American Express Co.	695	187,706
Mastercard, Inc., Class A	361	180,352
		368,058

TOTAL FINANCIALS		1,205,620

Health Care (8.25%)
Biotech & Pharma (1.95%)
Amgen, Inc.	430	137,669
Vertex Pharmaceuticals, Inc.(a)	227	108,047
		245,716

Health Care Facilities & Svcs (4.02%)
HCA Healthcare, Inc.	506	181,522
IQVIA Holdings, Inc.(a)	485	99,823
UnitedHealth Group, Inc.	399	225,236
		506,581

Medical Equipment & Devices (2.28%)
Boston Scientific Corp.(a)	1,670	140,313
Thermo Fisher Scientific, Inc.	269	146,960
		287,273

TOTAL HEALTH CARE		1,039,570

See Notes to Financial Statements and Financial Highlights.

35 | October 31, 2024

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
Industrials (9.17%)
Aerospace & Defense (1.20%)
Lockheed Martin Corp.	278	$151,802

Commercial Support Services (1.05%)
Waste Management, Inc.	615	132,748

Electrical Equipment (3.46%)
Amphenol Corp., Class A	985	66,015
Schneider Electric SE, ADR	2,780	143,698
TE Connectivity PLC	625	92,138
Trane Technologies PLC	365	135,108
		436,959

Machinery (2.37%)
Caterpillar, Inc.	509	191,486
Deere & Co.	265	107,243
		298,729
Transportation & Logistics (1.09%)
Old Dominion Freight Line, Inc.	683	137,502

TOTAL INDUSTRIALS		1,157,740

Materials (1.76%)
Chemicals (0.89%)
Linde PLC	245	111,757

Metals & Mining (0.87%)
Freeport-McMoRan, Inc.	1,455	65,504
Norsk Hydro ASA, ADR	7,165	43,707
		109,211

TOTAL MATERIALS		220,968

Real Estate (1.42%)
REIT (1.42%)
Equity LifeStyle Properties, Inc.	1,521	106,652
Prologis, Inc.	640	72,282
		178,934

TOTAL REAL ESTATE		178,934

Technology (18.56%)
Semiconductors (6.32%)
Lam Research Corp.	1,670	124,164
NVIDIA Corp.	3,210	426,159
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR	1,301	247,893
		798,216
	Shares	Value (Note 2)
Software (5.05%)
Adobe, Inc.(a)	107	$51,155
Microsoft Corp.	797	323,860
Salesforce, Inc.	400	116,548
Synopsys, Inc.(a)	283	145,351
		636,914

Technology Hardware (6.19%)
Apple, Inc.	2,482	560,707
Dell Technologies, Inc.	810	100,140
Motorola Solutions, Inc.	270	121,324
		782,171

Technology Services (1.00%)
International Business Machines Corp.	610	126,099

TOTAL TECHNOLOGY		2,343,400

Utilities (1.74%)
Electric Utilities (1.74%)
Duke Energy Corp.	770	88,758
PPL Corp.	4,030	131,217
		219,975

TOTAL UTILITIES		219,975

TOTAL COMMON STOCKS
(Cost $5,702,099)		9,081,966

EXCHANGE TRADED FUNDS (30.71%)
ALPS Smith Core Plus Bond ETF(b)	150,000	3,874,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,946,625)		3,874,500

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.01%)
Mortgage Securities (0.01%)

Fannie Mae REMICS, Series 2012-64 3.000%, 08/25/2041	$185	184
Freddie Mac REMICS, Series 1996-1843 7.000%, 04/15/2026	25	25
Government National Mortgage Association, Series 2009-104 4.500%, 08/16/2039	314	314
Government National Mortgage Association, Series 2013-98 3.500%, 07/20/2042	1,093	1,088

Total Mortgage Securities		1,611

See Notes to Financial Statements and Financial Highlights.

36 | October 31, 2024

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,645)		$1,611

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.98%)
Money Market Fund (2.98%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.779%	46,489	46,489
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.823%	329,294	329,294

TOTAL SHORT TERM INVESTMENTS
(Cost $375,783)			375,783

TOTAL INVESTMENTS (105.68%)
(Cost $10,026,152)			$13,333,860

Liabilities In Excess Of Other Assets (-5.68%)			(716,964)

NET ASSETS (100.00%)			$12,616,896

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.alpsfunds.com/exchange-traded-funds/smth

See Notes to Financial Statements and Financial Highlights.

37 | October 31, 2024

ALPS Balanced Opportunity Fund

Statement of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at value	$9,459,360
Investments in affiliates, at value	3,874,500
Dividends and interest receivable	25,053
Receivable due from advisor	71,013
Prepaid expenses and other assets	7,298
Total Assets	13,437,224
LIABILITIES
Payable for shares redeemed	692,684
Payable due to custodian - overdraft	1,267
Administration and transfer agency fees payable	34,435
Distribution and services fees payable	1,627
Trustees' fees and expenses payable	7
Professional fees payable	64,122
Accrued expenses and other liabilities	26,186
Total Liabilities	820,328
NET ASSETS	$12,616,896
NET ASSETS CONSIST OF
Paid-in capital	$8,287,352
Total distributable earnings/(accumulated losses)	4,329,544
NET ASSETS	$12,616,896
INVESTMENTS, AT COST	$6,079,527
INVESTMENTS IN AFFILIATES, AT COST	$3,946,625
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.24
Net Assets	$738,893
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	55,791
Class A:
Net Asset Value, offering and redemption price per share	$13.24
Net Assets	$1,324,451
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	100,003
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$13.69
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.13
Net Assets	$656,735
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	50,000
Class I:
Net Asset Value, offering and redemption price per share	$13.20
Net Assets	$9,896,817
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	749,893

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

38 | October 31, 2024

ALPS Balanced Opportunity Fund

Statement of Operations	For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$240,025
Dividends from affiliated securities	13,766
Foreign taxes withheld on dividends	(7,082)
Interest	316,232
Total Investment Income	562,941

EXPENSES
Investment advisory fees	145,150
Administrative fees	99,981
Delegated transfer agent equivalent services fees	25,064
Distribution and service fees
Investor Class	4,192
Class A	7,766
Class C	6,177
Professional fees	67,335
Reports to shareholders and printing fees	7,630
State registration fees	62,023
Insurance fees	309
Custody fees	11,901
Trustees' fees and expenses	1,764
Miscellaneous expenses	10,986
Total Expenses	450,278
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(14,090)
Class A	(25,663)
Class C	(8,564)
Class I	(220,718)
Less fees waived from investments in affiliated securities (Note 8)	(1,510)
Net Expenses	179,733
Net Investment Income	383,208
Net realized gain on investments	2,708,902
Net realized gain on foreign currency transactions	989
Net Realized Gain	2,709,891
Net change in unrealized appreciation on investments	2,153,011
Net change in unrealized depreciation on investments - affiliated securities	(72,125)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	51
Net Change in Unrealized Appreciation	2,080,937
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,790,828
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,174,036

See Notes to Financial Statements and Financial Highlights.

39 | October 31, 2024

ALPS Balanced Opportunity Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$383,208	$415,777
Net realized gain/(loss)	2,709,891	(142,874)
Net change in unrealized appreciation	2,080,937	1,143,221
Net Increase in Net Assets Resulting from Operations	5,174,036	1,416,124

DISTRIBUTIONS
From distributable earnings
Investor Class	(10,981)	(11,437)
Class A	(19,827)	(17,999)
Class C	(5,448)	(5,145)
Class I	(349,404)	(398,778)
Net Decrease in Net Assets from Distributions	(385,660)	(433,359)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	15,660	20,506
Class A	–	6,422
Class I	4,892,899	6,444,319
Dividends reinvested
Investor Class	1,002	2,260
Class A	–	103
Class C	14	84
Class I	311,292	346,445
Shares redeemed
Investor Class	(7,273)	(115,047)
Class A	(1)	(47,835)
Class C	(3,145)	(14,000)
Class I	(17,537,750)	(13,884,987)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(12,327,302)	(7,241,730)

Net decrease in net assets	(7,538,926)	(6,258,965)

NET ASSETS
Beginning of year	20,155,822	26,414,787
End of year	$12,616,896	$20,155,822

See Notes to Financial Statements and Financial Highlights.

40 | October 31, 2024

ALPS Balanced Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.56		$10.22	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23		0.17	0.10		0.04	0.00	(c)
Net realized and unrealized gain/(loss)	2.65		0.35	(1.94)		2.32	(0.12)
Total from investment operations	2.88		0.52	(1.84)		2.36	(0.12)

DISTRIBUTIONS:
From net investment income	(0.20)		(0.18)	(0.11)		(0.05)	(0.00	)(c)
From net realized gains	–		–	(0.02)		–	–
From tax return of capital	–		–	(0.00	)(c)	–	–
Total distributions	(0.20)		(0.18)	(0.13)		(0.05)	(0.00	)(c)

Net increase/(decrease) in net asset value	2.68		0.34	(1.97)		2.31	(0.12)
Net asset value, end of year	$13.24		$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	27.42%		5.09%	(15.17)%		23.95%	(1.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$739		$582	$651		$784	$601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.20	%(e)	1.82%	1.56%		1.67%	3.00	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79	%(e)	1.09%	1.12%		1.12%	1.15	%(f)
Ratio of net investment income to average net assets	1.89%		1.60%	0.86%		0.38%	0.25	%(f)
Portfolio turnover rate(g)	131%		74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

41 | October 31, 2024

ALPS Balanced Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.56		$10.22	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.24		0.17	0.10		0.04	0.00	(c)
Net realized and unrealized gain/(loss)	2.64		0.35	(1.94)		2.32	(0.12)
Total from investment operations	2.88		0.52	(1.84)		2.36	(0.12)

DISTRIBUTIONS:
From net investment income	(0.20)		(0.18)	(0.11)		(0.05)	(0.00	)(c)
From net realized gains	–		–	(0.02)		–	–
From tax return of capital	–		–	(0.00	)(c)	–	–
Total distributions	(0.20)		(0.18)	(0.13)		(0.05)	(0.00	)(c)

Net increase/(decrease) in net asset value	2.68		0.34	(1.97)		2.31	(0.12)
Net asset value, end of year	$13.24		$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	27.40%		5.06%	(15.16)%		23.96%	(1.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$1,324		$1,056	$1,063		$1,219	$988
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.18	%(e)	1.87%	1.56%		1.66%	3.03	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.78	%(e)	1.12%	1.11%		1.11%	1.15	%(f)
Ratio of net investment income to average net assets	1.90%		1.57%	0.87%		0.39%	0.26	%(f)
Portfolio turnover rate(g)	131%		74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

42 | October 31, 2024

ALPS Balanced Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.51	$10.17	$12.14		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.10	0.09	0.01		(0.04)	(0.01)
Net realized and unrealized gain/(loss)	2.63	0.35	(1.92)		2.31	(0.11)
Total from investment operations	2.73	0.44	(1.91)		2.27	(0.12)

DISTRIBUTIONS:
From net investment income	(0.11)	(0.10)	(0.04)		(0.01)	—
From net realized gains	–	–	(0.02)		–	–
From tax return of capital	–	–	(0.00	)(c)	–	–
Total distributions	(0.11)	(0.10)	(0.06)		(0.01)	–

Net increase/(decrease) in net asset value	2.62	0.34	(1.97)		2.26	(0.12)
Net asset value, end of year	$13.13	$10.51	$10.17		$12.14	$9.88
TOTAL RETURN(d)	26.04%	4.32%	(15.81)%		22.93%	(1.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$657	$528	$524		$607	$494
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.22%	2.60%	2.30%		2.40%	3.73	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.85%	1.85%	1.85%		1.85%	1.85	%(e)
Ratio of net investment income/(loss) to average net assets	0.84%	0.84%	0.13%		(0.35)%	(0.44	)%(e)
Portfolio turnover rate(f)	131%	74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

43 | October 31, 2024

ALPS Balanced Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.56	$10.22	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.20	0.12		0.08	0.01
Net realized and unrealized gain/(loss)	2.64	0.35	(1.93)		2.31	(0.12)
Total from investment operations	2.87	0.55	(1.81)		2.39	(0.11)

DISTRIBUTIONS:
From net investment income	(0.23)	(0.21)	(0.14)		(0.08)	(0.01)
From net realized gains	–	–	(0.02)		–	–
From tax return of capital	–	–	(0.00	)(c)	–	–
Total distributions	(0.23)	(0.21)	(0.16)		(0.08)	(0.01)

Net increase/(decrease) in net asset value	2.64	0.34	(1.97)		2.31	(0.12)
Net asset value, end of year	$13.20	$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	27.38%	5.37%	(14.93)%		24.28%	(1.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$9,897	$17,990	$24,176		$37,410	$12,289
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.06%	1.72%	1.41%		1.39%	2.69	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.85%	0.85%	0.85%		0.85%	0.85	%(e)
Ratio of net investment income to average net assets	1.88%	1.83%	1.10%		0.67%	0.57	%(e)
Portfolio turnover rate(f)	131%	74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

44 | October 31, 2024

RiverFront Asset Allocation Growth & Income

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (98.89%)
Debt (27.28%)
Invesco BulletShares 2029 Corporate Bond ETF	40,062	$737,942
iShares® 7-10 Year Treasury Bond ETF	18,197	1,719,980
JPMorgan USD Emerging Markets Sovereign Bond ETF	14,183	556,582
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	15,415	1,164,912
RiverFront Dynamic Core Income ETF(a)	227,112	5,094,281
Riverfront Strategic Income Fund(a)	116,542	2,677,482
VanEck Fallen Angel High Yield Bond ETF	62,049	1,791,355
Vanguard® Long-Term Corporate Bond ETF	95,827	7,413,177
		21,155,711
Equity (71.61%)
ALPS Active Equity Opportunity ETF(a)	53,896	3,078,000
Energy Select Sector SPDR® Fund	8,941	792,083
First Trust RiverFront Dynamic Developed International ETF(a)	165,359	10,632,584
First Trust RiverFront Dynamic Emerging Markets ETF(a)	42,789	2,782,025
iShares® Core S&P 500® ETF	9,819	5,609,006
iShares® MSCI Europe Financials ETF	33,635	807,240
iShares® U.S. Technology ETF	27,162	4,093,042
JPMorgan Equity Premium Income ETF	148,245	8,700,499
JPMorgan Nasdaq Equity Premium Income ETF	35,640	1,945,231
RiverFront Dynamic US Dividend Advantage ETF(a)	286,978	15,680,105
VanEck Semiconductor ETF	2,723	658,095
WisdomTree® Europe Hedged Equity Fund	17,282	747,101
		55,525,011

TOTAL EXCHANGE TRADED FUNDS
(Cost $63,332,638)		76,680,722

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.15%)
Money Market Fund (1.15%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	4.823%	895,170	895,170

TOTAL MONEY MARKET FUND			895,170

TOTAL SHORT-TERM INVESTMENTS
(Cost $895,170)			895,170
Value (Note 2)
TOTAL INVESTMENTS (100.04%)
(Cost $64,227,808)	$77,575,892

Liabilities In Excess Of Other Assets (-0.04%)	(31,660)

NET ASSETS (100.00%)	$77,544,232

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

45 | October 31, 2024

RiverFront Asset Allocation Growth & Income

Statement of Assets and Liabilities	October 31, 2024

RiverFront Asset Allocation Growth & Income
ASSETS
Investments, at value	$37,631,415
Investments in affiliates, at value	39,944,477
Receivable for shares sold	8,905
Dividends and interest receivable	4,763
Total Assets	77,589,560
LIABILITIES
Payable for shares redeemed	1,725
Unitary administrative fees payable	32,946
Distribution and services fees payable	10,657
Total Liabilities	45,328
NET ASSETS	$77,544,232
NET ASSETS CONSIST OF
Paid-in capital	$65,516,169
Total distributable earnings/(accumulated losses)	12,028,063
NET ASSETS	$77,544,232
INVESTMENTS, AT COST	$34,456,137
INVESTMENTS IN AFFILIATES, AT COST	$29,771,671

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.98
Net Assets	$8,380,148
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	599,394
Class A:
Net Asset Value, offering and redemption price per share	$13.96
Net Assets	$21,604,262
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,547,331
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$14.77
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.41
Net Assets	$4,819,682
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	359,484
Class I:
Net Asset Value, offering and redemption price per share	$13.93
Net Assets	$42,740,140
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,067,969

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

46 | October 31, 2024

RiverFront Asset Allocation Growth & Income

Statement of Operations	For the Year Ended October 31, 2024

RiverFront Asset Allocation Growth & Income
INVESTMENT INCOME
Dividends	$1,483,481
Dividends from affiliated securities	1,257,850
Total Investment Income	2,741,331

EXPENSES
Unitary administrative fees	195,775
Distribution and service fees
Investor Class	20,698
Class A	53,205
Class C	60,427
Total Expenses	330,105
Net Expenses	330,105
Net Investment Income	2,411,226
Net realized loss on investments	(861,524)
Net realized gain on investments - affiliated securities	1,115,840
Net realized gain	254,316
Net change in unrealized appreciation on investments	7,120,740
Net change in unrealized appreciation on investments - affiliated securities	6,708,903
Net change in unrealized appreciation	13,829,643
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,083,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,495,185

See Notes to Financial Statements and Financial Highlights.

47 | October 31, 2024

RiverFront Asset Allocation Growth & Income

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$2,411,226	$2,785,844
Net realized gain/(loss)	254,316	(726,577)
Net change in unrealized appreciation	13,829,643	2,228,140
Net Increase in Net Assets Resulting from Operations	16,495,185	4,287,407
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(260,033)	(647,846)
Class A	(669,037)	(1,384,895)
Class C	(146,313)	(779,705)
Class I	(1,435,407)	(3,343,761)
Net Decrease in Net Assets from Distributions	(2,510,790)	(6,156,207)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	54,187	78,472
Class A	2,588,064	3,733,571
Class C	361,187	205,272
Class I	3,713,854	3,084,085
Dividends reinvested
Investor Class	254,438	636,855
Class A	649,196	1,366,683
Class C	141,151	756,170
Class I	1,413,318	3,255,904
Shares redeemed
Investor Class	(1,078,857)	(2,105,984)
Class A	(4,478,867)	(4,238,648)
Class C	(3,996,604)	(7,143,443)
Class I	(10,033,679)	(12,937,619)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(10,412,612)	(13,308,682)
Net increase/(decrease) in net assets	3,571,783	(15,177,482)
NET ASSETS
Beginning of year	73,972,449	89,149,931
End of year	$77,544,232	$73,972,449

See Notes to Financial Statements and Financial Highlights.

48 | October 31, 2024

RiverFront Asset Allocation Growth & Income – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$11.66	$12.00	$14.45	$11.84	$12.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.40	0.37	0.14	0.18
Net realized and unrealized gain/(loss)	2.35	0.14	(2.49)	2.62	(0.16)
Total from investment operations	2.75	0.54	(2.12)	2.76	0.02
DISTRIBUTIONS:
From net investment income	(0.43)	(0.42)	(0.33)	(0.14)	(0.20)
From net realized gains	–	(0.46)	–	–	–
Tax return of capital	–	–	–	(0.01)	–
Total distributions	(0.43)	(0.88)	(0.33)	(0.15)	(0.20)
Net increase/(decrease) in net asset value	2.32	(0.34)	(2.45)	2.61	(0.18)
Net asset value, end of year	$13.98	$11.66	$12.00	$14.45	$11.84
TOTAL RETURN(b)	23.67%	4.53%	(14.82)%	23.40%	0.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$8,380	$7,687	$9,269	$6,921	$6,802
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(c)(d)	3.01%	3.29%	2.84%	1.04%	1.57%
Portfolio turnover rate	36%	13%	127%	13%	33%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

49 | October 31, 2024

RiverFront Asset Allocation Growth & Income – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$11.65	$11.99	$14.43	$11.83	$12.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.40	0.37	0.14	0.18
Net realized and unrealized gain/(loss)	2.34	0.14	(2.48)	2.61	(0.16)
Total from investment operations	2.74	0.54	(2.11)	2.75	0.02

DISTRIBUTIONS:
From net investment income	(0.43)	(0.42)	(0.33)	(0.14)	(0.20)
From net realized gains	–	(0.46)	–	–	–
From tax return of capital	–	–	–	(0.01)	–
Total distributions	(0.43)	(0.88)	(0.33)	(0.15)	(0.20)

Net increase/(decrease) in net asset value	2.31	(0.34)	(2.44)	2.60	(0.18)
Net asset value, end of year	$13.96	$11.65	$11.99	$14.43	$11.83
TOTAL RETURN(b)	23.60%	4.54%	(14.76)%	23.34%	0.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$21,604	$19,110	$18,794	$6,139	$4,489
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(c)(d)	3.00%	3.26%	2.89%	1.05%	1.52%
Portfolio turnover rate	36%	13%	127%	13%	33%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

50 | October 31, 2024

RiverFront Asset Allocation Growth & Income – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$11.20	$11.57	$13.94	$11.45	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.31	0.26	0.04	0.09
Net realized and unrealized gain/(loss)	2.25	0.11	(2.39)	2.52	(0.15)
Total from investment operations	2.54	0.42	(2.13)	2.56	(0.06)
DISTRIBUTIONS:
From net investment income	(0.33)	(0.33)	(0.24)	(0.06)	(0.14)
From net realized gains	–	(0.46)	–	–	–
Tax return of capital	–	–	–	(0.01)	–
Total distributions	(0.33)	(0.79)	(0.24)	(0.07)	(0.14)
Net increase/(decrease) in net asset value	2.21	(0.37)	(2.37)	2.49	(0.20)
Net asset value, end of year	$13.41	$11.20	$11.57	$13.94	$11.45
TOTAL RETURN(b)	22.77%	3.68%	(15.39)%	22.44%	(0.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$4,820	$7,118	$13,432	$11,049	$13,642
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(c)(d)	2.24%	2.60%	2.03%	0.29%	0.82%
Portfolio turnover rate	36%	13%	127%	13%	33%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

51 | October 31, 2024

RiverFront Asset Allocation Growth & Income – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$11.62	$11.96	$14.40	$11.79	$11.97
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.43	0.40	0.18	0.22
Net realized and unrealized gain/(loss)	2.34	0.14	(2.48)	2.61	(0.18)
Total from investment operations	2.77	0.57	(2.08)	2.79	0.04
DISTRIBUTIONS:
From net investment income	(0.46)	(0.45)	(0.36)	(0.16)	(0.22)
From net realized gains	–	(0.46)	–	–	–
Tax return of capital	–	–	–	(0.02)	–
Total distributions	(0.46)	(0.91)	(0.36)	(0.18)	(0.22)
Net increase/(decrease) in net asset value	2.31	(0.34)	(2.44)	2.61	(0.18)
Net asset value, end of year	$13.93	$11.62	$11.96	$14.40	$11.79
TOTAL RETURN(b)	23.94%	4.80%	(14.60)%	23.79%	0.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$42,740	$40,057	$47,655	$40,106	$34,529
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(c)(d)	3.25%	3.54%	3.06%	1.29%	1.83%
Portfolio turnover rate	36%	13%	127%	13%	33%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

52 | October 31, 2024

Notes to Financial Statements and Financial Highlights

October 31, 2024

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following five funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund) and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of October 31, 2024, net assets of the CoreCommodity Fund were $940,528,649 of which $188,494,740 or 20.04%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the "Adviser") as the the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

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Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of October 31, 2024:

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,186	$1,186
Exchange Traded Funds	283,263,618	–	–	283,263,618
Government Bonds	–	604,903,375	–	604,903,375
Short Term Investments	63,583,424	–	–	63,583,424
Total	$346,847,042	$604,903,375	$1,186	$951,751,603
Other Financial Instruments
Assets
Total Return Swap Contracts	$–	$415	$–	$415
Futures Contracts	2,590,178	–	–	2,590,178
Liabilities
Futures Contracts	(7,194,165)	–	–	(7,194,165)
Total	$(4,603,987)	$415	$–	$(4,603,572)

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$30,259,155	$–	$30,259,155
Consumer Discretionary	7,879,032	28,561,087	–	36,440,119
Consumer Staples	–	22,349,789	–	22,349,789
Energy	–	26,205,345	–	26,205,345
Financials	29,450,013	71,412,844	–	100,862,857
Health Care	–	33,061,793	–	33,061,793
Industrials	788,425	60,387,766	–	61,176,191
Information Technology	27,772,418	11,077,303	–	38,849,721
Materials	–	25,737,552	–	25,737,552
Real Estate	363,778	15,427,022	–	15,790,800
Utilities	–	7,567,277	–	7,567,277
Short Term Investments	4,189,000	–	–	4,189,000
Total	$70,442,666	$332,046,933	$–	$402,489,599

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$5,732,267	$4,919,445	$–	$10,651,712
Common Stocks
Communications	1,450,246	–	–	1,450,246
Consumer Discretionary	–	985,178	–	985,178
Consumer Staples	1,813,924	–	–	1,813,924
Financials	21,417,571	13,882,924	–	35,300,495
Health Care	929,213	–	–	929,213
Industrials	3,336,800	624,862	–	3,961,662
Technology	5,310,900	–	–	5,310,900
Business Development Companies(a)	3,126,165	–	–	3,126,165
Preferred Stock	1,013,963	–	–	1,013,963
Short-Term Investments	419,903	–	–	419,903
Total	$44,550,952	$20,412,409	$–	$64,963,361
Other Financial Instruments
Assets:
Forward Contract	$–	$72,031	$–	$72,031
Total	$–	$72,031	$–	$72,031

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Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$9,081,966	$–	$–	$9,081,966
Exchange Traded Funds	3,874,500	–	–	3,874,500
Collateralized Mortgage Obligations	–	1,611	–	1,611
Short Term Investments	375,783	–	–	375,783
Total	$13,332,249	$1,611	$–	$13,333,860

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$76,680,722	$–	$–	$76,680,722
Short-Term Investments	895,170	–	–	895,170
Total	$77,575,892	$–	$–	$77,575,892

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statements of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the year ended October 31, 2024. As of October 31, 2024, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held securities classified as Level 3 in the fair value hierarchy valued at $1,186, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations or Consolidated Statement of Operation. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund's taxable income.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or

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commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations or Consolidated Statement of Operations.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign currency, at value. As of October 31, 2024, the ALPS | Kotak India ESG Fund had $1,963,640 cash balance participating in the BBH CMS. As of October 31, 2024, the ALPS | Kotak India ESG Fund did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

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Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

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Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations or Consolidated Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a

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October 31, 2024

payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at October 31, 2024 are disclosed after the Statements of Investments or Consolidated Statement of Investments.

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2024 was $750,952,259. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held swap positions as of October 31, 2024.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2024 was $391,620,001 for long futures and $312,328,559 for short futures. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund invested in futures contracts as of October 31, 2024.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. The average value of forward foreign currency contracts held in the ALPS Global Opportunity Fund for the year ended October 31, 2024 was $4,113,278. Only the ALPS Global Opportunity Fund invested in forward foreign currency contracts as of October 31, 2024.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as

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liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations or Consolidated Statement of Operations. As of October 31, 2024, the Funds were not invested in option contracts.

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the fiscal year ended October 31, 2024:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$2,590,178	Unrealized depreciation on futures contracts(b)	$(7,194,165)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	415	Unrealized depreciation on total return swap contracts	-
Total		$2,590,593		$(7,194,165)
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$72,031	Unrealized depreciation on forward foreign currency contracts	$–
Total		$72,031		$–

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of assets and liabilities.
(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivatives instruments on the Statements of Operations for the fiscal year ended October 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Net realized loss on futures contracts/ Net change in unrealized appreciation on futures contracts	$(87,025,216)	$26,383,223
Commodity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/ Net change in unrealized appreciation on total return swap contracts	(12,945,511)	387
Total		$(99,970,727)	$26,383,610
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts/Net change in unrealized appreciation on forward foreign currency contracts	(216,380)	62,634
Total		$(216,380)	$62,634

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of operations.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in

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October 31, 2024

financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of October 31, 2024:

Offsetting of Derivatives Asset

October 31, 2024

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$415	$–	$415	$–	$–	$415
Total	$415	$–	$415	$–	$–	$415

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$43,887,247	$5,787,292
ALPS | Kotak India ESG Fund	–	13,460,492
ALPS Global Opportunity Fund	3,170,827	–
ALPS Balanced Opportunity Fund	385,660	–
RiverFront Asset Allocation Growth & Income	2,510,790	–

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2023 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$112,863,610	$–
ALPS | Kotak India ESG Fund	–	5,472,501
ALPS Global Opportunity Fund	–	–
ALPS Balanced Opportunity Fund	433,359	–
RiverFront Asset Allocation Growth & Income	2,911,079	3,245,128

Components of Distributable Earnings on a Tax Basis: At October 31, 2024, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the treatment of commodity related controlled foreign corporations, prior year tax return true ups, in-kind redemptions, partnership basis transfers, and passive foreign investment company (PFICs) transfers.

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October 31, 2024

For the fiscal year ended October 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$(92,012,667)	$92,012,667
ALPS Global Opportunity Fund	80,910	(80,910)
ALPS Balanced Opportunity Fund	10	(10)

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/ (depreciation) on investments	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$18,429,958	$(9,211,902)	$–	$26,390,672	$35,608,728
ALPS | Kotak India ESG Fund	1,492,225	50,340,248	–	65,349,345	117,181,818
ALPS Global Opportunity Fund	6,740,454	2,452,787	–	12,226,358	21,419,599
ALPS Balanced Opportunity Fund	9,038	1,068,767	–	3,251,739	4,329,544
RiverFront Asset Allocation Growth & Income	113,517	(821,959)	–	12,736,505	12,028,063

Capital loss carryovers used during the year ended October 31, 2024 for ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund and RiverFront Asset Allocation Growth & Income were $712,292, $1,552,371 and $67,420, respectively.

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2024 the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$162,694	$9,049,208
RiverFront Asset Allocation Growth & Income	107,350	714,609

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2024, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$528,570,227	$(502,178,518)	$(1,037)	$26,390,672	$920,756,323
ALPS | Kotak India ESG Fund	100,357,870	(34,264,150)*	(744,375)	65,349,345	323,736,942
ALPS Global Opportunity Fund	13,065,444	(824,989)	(14,097)	12,226,358	52,722,906
ALPS Balanced Opportunity Fund	3,410,026	(158,338)	51	3,251,739	10,082,172
RiverFront Asset Allocation Growth & Income	13,070,174	(449,792)	116,123	12,736,505	64,955,510

* Net of foreign capital gains tax accrual of $12,658,937.

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, PFICs, partnership basis adjustments, and C-corp basis adjustments.

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5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, in-kind transactions and U.S. Government Obligations during the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$233,107,468	$289,507,199
ALPS | Kotak India ESG Fund	283,536,387	279,634,374
ALPS Global Opportunity Fund	22,717,273	25,451,665
ALPS Balanced Opportunity Fund	19,481,874	28,481,702
RiverFront Asset Allocation Growth & Income	27,200,968	37,354,154

Purchases and sales of U.S. Government Obligations during the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$205,251,652	$459,056,731
ALPS Balanced Opportunity Fund	7,075,528	9,539,718

Cost of in-kind purchases and proceeds from in-kind sales during the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$291,145,392	$291,145,392

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

For the fiscal year ended October 31, 2024, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund had in-kind net realized gain of $0.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 30 days of purchase for ALPS | Kotak India ESG Fund may incur a 2% short-term redemption fee deducted from the redemption amount.

For the fiscal year ended October 31, 2024, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Consolidated Statements of Changes in Net Assets and Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$15	$–
ALPS | Kotak India ESG Fund - Investor Class	1,034	1,876
ALPS | Kotak India ESG Fund - Class A	–	146
ALPS | Kotak India ESG Fund - Class I	627	485

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October 31, 2024

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	888,033	3,219,600
Dividends reinvested	72,723	585,497
Shares redeemed	(1,470,539)	(11,437,658)
Net decrease in shares outstanding	(509,783)	(7,632,561)
Class A
Shares sold	98,246	280,034
Dividends reinvested	33,586	92,468
Shares redeemed	(722,582)	(778,344)
Net decrease in shares outstanding	(590,750)	(405,842)
Class C
Shares sold	108,607	475,768
Dividends reinvested	50,728	135,991
Shares redeemed	(1,324,208)	(1,561,645)
Net decrease in shares outstanding	(1,164,873)	(949,886)
Class I
Shares sold	39,402,274	129,590,732
Dividends reinvested	5,488,823	8,962,188
Shares redeemed	(132,628,021)	(116,512,020)
Net increase/(decrease) in shares outstanding	(87,736,924)	22,040,900

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October 31, 2024

	ALPS | Kotak India ESG Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	162,526	104,836
Dividends reinvested	10,685	3,076
Shares redeemed	(180,609)	(61,422)
Net increase/(decrease) in shares outstanding	(7,398)	46,490
Class A
Shares sold	50,117	41,233
Dividends reinvested	3,622	792
Shares redeemed	(11,623)	(3,815)
Net increase in shares outstanding	42,116	38,210
Class C
Shares sold	57,289	34,717
Dividends reinvested	4,390	1,194
Shares redeemed	(7,295)	(27,529)
Net increase in shares outstanding	54,384	8,382
Class I
Shares sold	442,493	627,523
Dividends reinvested	59,506	14,083
Shares redeemed	(182,924)	(185,614)
Net increase in shares outstanding	319,075	455,992
Class II
Shares sold	1,956,553	572,864
Dividends reinvested	677,703	308,477
Shares redeemed	(2,479,609)	(4,281,312)
Net increase/(decrease) in shares outstanding	154,647	(3,399,971)

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October 31, 2024

	ALPS Global Opportunity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	86,871	33,762
Dividends reinvested	81,372	–
Shares redeemed	(373,297)	(388,202)
Net decrease in shares outstanding	(205,054)	(354,440)
Class A
Shares sold	1,455,931	369,287
Dividends reinvested	48,789	–
Shares redeemed	(968,586)	(341,974)
Net increase in shares outstanding	536,134	27,313
Class C
Shares sold	18,042	–
Dividends reinvested	23,471	–
Shares redeemed	(224,245)	(578,422)
Net decrease in shares outstanding	(182,732)	(578,422)
Class I
Shares sold	703,860	1,373,891
Dividends reinvested	274,786	–
Shares redeemed	(1,188,494)	(3,129,198)
Net decrease in shares outstanding	(209,848)	(1,755,307)
Class R
Shares sold	25,705	72,272
Dividends reinvested	78,119	–
Shares redeemed	(260,862)	(207,229)
Net decrease in shares outstanding	(157,038)	(134,957)

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October 31, 2024

	ALPS Balanced Opportunity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	1,192	1,882
Dividends reinvested	81	210
Shares redeemed	(589)	(10,672)
Net increase/(decrease) in shares outstanding	684	(8,580)
Class A
Shares sold	–	576
Dividends reinvested	–	10
Shares redeemed	–	(4,603)
Net decrease in shares outstanding	–	(4,017)
Class C
Dividends reinvested	1	8
Shares redeemed	(254)	(1,297)
Net decrease in shares outstanding	(253)	(1,289)
Class I
Shares sold	406,157	598,629
Dividends reinvested	25,388	32,248
Shares redeemed	(1,385,290)	(1,292,168)
Net decrease in shares outstanding	(953,745)	(661,291)

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October 31, 2024

	RiverFront Asset Allocation Growth & Income
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	4,094	6,399
Dividends reinvested	18,586	53,811
Shares redeemed	(82,469)	(173,157)
Net decrease in shares outstanding	(59,789)	(112,947)
Class A
Shares sold	195,337	305,675
Dividends reinvested	47,526	115,455
Shares redeemed	(336,373)	(347,816)
Net increase/(decrease) in shares outstanding	(93,510)	73,314
Class C
Shares sold	28,662	17,634
Dividends reinvested	10,814	66,638
Shares redeemed	(315,434)	(610,193)
Net decrease in shares outstanding	(275,958)	(525,921)
Class I
Shares sold	278,523	255,047
Dividends reinvested	103,652	275,802
Shares redeemed	(761,891)	(1,067,572)
Net decrease in shares outstanding	(379,716)	(536,723)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2024 were as follows:

Security Name	Fair Value as of October 31, 2023	Purchases	Sales	Fair Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
ALPS | CoreCommodity Natural Resources ETF	$–	$291,145,417	$(23,832,050)	$283,263,618	11,455,594	$–	$32,945,000	$(16,994,749)
	$–	$291,145,417	$(23,832,050)	$283,263,618	11,455,594	$–	$32,945,000	$(16,994,749)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the year ended October 31, 2024 were as follows:

Security Name	Fair Value as of October 31, 2023	Purchases	Sales	Fair Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Alps Smith Core Plus Bond ETF	$–	$3,946,625	$–	$3,874,500	150,000	$13,766	$(72,125)	$–
	$–	$3,946,625	$–	$3,874,500	150,000	$13,766	$(72,125)	$–

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October 31, 2024

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for RiverFront Asset Allocation Growth & Income for the year ended October 31, 2024 were as follows:

Security Name	Fair Value as of October 31, 2023	Purchases	Sales	Fair Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$5,034,204	$488,571	$(732,160)	$5,094,281	227,112	$221,089	$363,584	$(59,918)
Riverfront Strategic Income Fund	2,353,789	544,977	(343,244)	2,677,482	116,542	116,904	147,744	(25,784)
First Trust RiverFront Dynamic Developed International ETF	10,198,579	–	(1,497,105)	10,632,584	165,359	371,089	1,897,490	33,620
First Trust RiverFront Dynamic Emerging Markets ETF	2,592,781	–	(395,037)	2,782,025	42,789	74,959	590,995	(6,714)
RiverFront Dynamic US Dividend Advantage ETF	14,234,833	–	(2,248,371)	15,680,105	286,978	436,382	2,835,879	857,764
ALPS Active Equity Opportunity ETF	4,347,880	–	(2,461,296)	3,078,000	53,896	37,427	873,211	316,872
	$38,762,066	$1,033,548	$(7,677,213)	$39,944,477		$1,257,850	$6,708,903	$1,115,840

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”) acts as the Funds’ investment adviser. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of each Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
ALPS | Kotak India ESG Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd
ALPS Balanced Opportunity Fund	Smith Capital Investors, LLC(a)
RiverFront Asset Allocation Growth & Income	RiverFront Investment Group, LLC

(a)	Effective October 4, 2024, the ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund. Additionally, Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
ALPS | Kotak India ESG Fund	0.65%
ALPS Global Opportunity Fund	0.85%
ALPS Balanced Opportunity Fund	0.70%

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Notes to Financial Statements and Financial Highlights

October 31, 2024

Pursuant to the Administrative Services Agreement, the RiverFront Asset Allocation Growth & Income pays an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Fund's contractual unitary administrative fee rate (expressed as an annual rate).

Fund	Contractual Unitary Fee
RiverFront Asset Allocation Growth & Income	0.25%

Pursuant to an Investment Sub-Advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
ALPS | Kotak India ESG Fund	All Asset Levels	0.56%
ALPS Balanced Opportunity Fund*	All Asset Levels	0.37%

*	Effective October 4, 2024, the ALPS | Smith Balanced Opportunity Fund changed its name to the ALPS Balanced Opportunity Fund. Additionally, Smith Capital Investors, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Kotak India ESG Fund

AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Global Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Balanced Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the fiscal year ended October 31, 2024 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund*	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
ALPS | Kotak India ESG Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%
ALPS Balanced Opportunity Fund	0.85%	0.85%	0.85%	0.85%	N/A	N/A

*	See each Fund’s Prospectus for Expense Limitation agreement expiration dates.

71 | October 31, 2024

Notes to Financial Statements and Financial Highlights

October 31, 2024

Pursuant to the Expense Limitation agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchangetraded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The Expense Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

Pursuant to a written agreement (the “AFFE Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS Balanced Opportunity Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

AAI and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, and ALPS Balanced Opportunity Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the fiscal year ended October 31, 2024, the Advisor and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2025		Expires 10/31/2026		Expires 10/31/2027		Total
ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund - Investor Class	$	N/A	$	N/A	$	N/A	$	N/A
ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund - Class A		N/A		N/A		N/A		N/A
ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund - Class C		N/A		N/A		6,857		6,857
ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund - Class I		N/A		N/A		451,573		451,573

ALPS | Kotak India ESG Fund - Investor Class		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class A		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class C		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class I		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class II		441,782		431,570		420,514		1,293,866

ALPS Global Opportunity Fund - Investor Class		N/A		N/A		104		104
ALPS Global Opportunity Fund - Class A		N/A		N/A		N/A		N/A
ALPS Global Opportunity Fund - Class C		N/A		2,197		1,640		3,837
ALPS Global Opportunity Fund - Class I		N/A		21,039		24,606		45,645
ALPS Global Opportunity Fund - Class R		N/A		N/A		723		723

ALPS Balanced Opportunity Fund - Investor Class		3,187		5,043		14,090		22,320
ALPS Balanced Opportunity Fund - Class A		5,161		8,125		25,663		38,949
ALPS Balanced Opportunity Fund - Class C		2,577		4,092		8,564		15,233
ALPS Balanced Opportunity Fund - Class I		169,876		182,588		220,718		573,182

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund recouped $210,903 during the fiscal year ended October 31, 2024.

The ALPS | Kotak India ESG Fund recouped $826 of expenses during the fiscal year ended October 31, 2024.

The ALPS Global Opportunity Fund recouped $1,392 during the fiscal year ended October 31, 2024.

The ALPS Balanced Opportunity Fund did not recoup fees during the fiscal year ended October 31, 2024.

72 | October 31, 2024

Notes to Financial Statements and Financial Highlights

October 31, 2024

The CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”) has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays AAI for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the year ended October 31, 2024, this amount equaled $2,069,206 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/recoupment.

RiverFront Asset Allocation Growth & Income does not pay a management fee or have a contractual limitation with respect to the amount of its annual total operating expenses.

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the ALPS | Kotak India ESG Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $45,468 during the year ended October 31, 2024.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS Global Opportunity Fund only) shares. The Plans allow a Fund to use Investor Class, Class A, Class C, and Class R assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, and Class R shares and/or the provision of shareholder services to Investor Class, Class A, Class C and Class R shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, and Class R shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2024 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

The Funds has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates, an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations. Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2024 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

73 | October 31, 2024

Notes to Financial Statements and Financial Highlights

October 31, 2024

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations or Consolidated Statement of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations or Consolidated Statement of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the fiscal year ended October 31, 2024 are disclosed in the Statements of Operations or Consolidated Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the fiscal year ended October 31, 2024, are included in the Administrative fees disclosed in the Statements of Operations or Consolidated Statement of Operations.

Trustees

Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

74 | October 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, and the statements of assets and liabilities, including the statements of investments, of ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund), and RiverFront Asset Allocation Growth & Income (the “Funds”), each a series of Financial Investors Trust, as of October 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended, and the related notes, of ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes, of ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund), and RiverFront Asset Allocation Growth & Income (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years or periods ended October 31, 2021, and prior, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2024

75 | October 31, 2024

Additional Information

October 31, 2024 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2023, the following percentages met the requiremetns to be treated as qualifying for qualified dividend income and the corporate dividends received deduction:

	QDI	DRD
ALPS|Core Commodity Management Complete Commodities® Strategy Fund	25.19%	7.21%
ALPS|Kotak India ESG Fund	–	–
ALPS Global Opportunity Fund	10.59%	4.36%
ALPS Balanced Opportunity Fund	45.58%	34.80%
RiverFront Asset Allocation Growth & Income	48.19%	29.99%

In early 2024, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

Pursuant to Section 852(b)(3) of the Internal Revenue Code the Funds designate the following amounts as long-term capital gain dividends:

ALPS|Core Commodity Management Complete Commodities® Strategy Fund	$5,787,292
ALPS|Kotak India ESG Fund	$13,460,492
ALPS Global Opportunity Fund	$–
ALPS Balanced Opportunity Fund	$–
RiverFront Asset Allocation Growth & Income	$–

76 | October 31, 2024

Changes in and Disagreements with Accountants

for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

77 | October 31, 2024

Proxy Disclosures

for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

78 | October 31, 2024

Remuneration Paid to Directors, Officers, and Others

for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended October 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine	$191,500	$–	$191,500
Jeremy W. Deems	200,500	–	200,500
Jerry G. Rutledge	176,500	–	176,500
Michael “Ross” Shell	197,500	–	197,500
Edmund J. Burke	176,500	–	176,500
Total	$942,500	$–	$942,500

Officers who are employed by the Adviser receive no compensaton or expense reimbursement from the Trust.

Pursuant to the RiverFront Fund's administrative fee arrangements, the RiverFront Fund does not pay any Trustee fees.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

79 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

CoreCommodity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund (the “CoreCommodity Fund”) and the sub-advisory agreement with CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) with respect to the CoreCommodity Fund (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the CoreCommodity Fund’s investment adviser and the Sub-Adviser as the CoreCommodity Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreement with AAI and the investment sub-advisory agreement with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the CoreCommodity Fund:

Investment Advisory and Sub-Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the CoreCommodity Fund, to AAI, of 0.85% of the CoreCommodity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the CoreCommodity Fund. The Trustees also reviewed and considered the contractual annual sub-advisory fee rate paid by AAI to CoreCommodity of 0.75% of the CoreCommodity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by CoreCommodity to the CoreCommodity Fund. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the CoreCommodity Fund’s contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for each class of the CoreCommodity Fund was higher than the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.25%, 2.01%, 1.15%, and 1.34% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the CoreCommodity Fund. The Trustees noted that the total net expense ratio of each class of the CoreCommodity Fund was higher than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the CoreCommodity Fund under the Investment Advisory and Sub-Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and CoreCommodity in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and CoreCommodity’s investment advisory personnel, their history as asset managers, and their performance and the amount of assets currently under management by AAI and CoreCommodity and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and CoreCommodity, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the CoreCommodity Fund.

The Trustees considered the background and experience of AAI’s and CoreCommodity’s management in connection with the CoreCommodity Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the CoreCommodity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and CoreCommodity’s Codes of Ethics.

80 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Performance: The Trustees reviewed performance information for the CoreCommodity Fund, which included a comparison of the CoreCommodity Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable. The Trustees noted that, for the three-year period, each of the CoreCommodity Fund’s classes underperformed the Data Provider peer group median, except for Class C, which outperformed the Data Provider peer group median; for the one-year period, each of the CoreCommodity Fund’s classes underperformed the Data Provider peer group median; for the five-year and ten-year periods, as applicable, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median; and for the since inception period, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median, except that Class A underperformed the Data Provider peer group median. The Trustees also considered CoreCommodity’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by CoreCommodity regarding fees charged to its other clients utilizing a strategy similar to that employed by the CoreCommodity Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the CoreCommodity Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and CoreCommodity based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with CoreCommodity with respect to the CoreCommodity Fund, respectively. The Trustees considered the profits, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the CoreCommodity Fund will be passed along to the shareholders under the Advisory Agreements.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and CoreCommodity from their relationship with the CoreCommodity Fund, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate payable to AAI for each class of the CoreCommodity Fund was higher than the Data Provider peer group median rate;

●	CoreCommodity’s fees under the Sub-Advisory Agreement is paid directly by AAI;

●	the total net expense ratio of each class of the CoreCommodity Fund was higher than the Data Provider peer group median ratio;

●	the nature, extent, and quality of services rendered by AAI and CoreCommodity under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the CoreCommodity Fund were adequate;

●	for the three-year period, each of the CoreCommodity Fund’s classes underperformed the Data Provider peer group median, except for Class C, which outperformed the Data Provider peer group median; for the one-year period, each of the CoreCommodity Fund’s classes underperformed the Data Provider peer group median; for the five-year and ten-year periods, as applicable, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median; and for the since inception period, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median, except that Class A underperformed the Data Provider peer group median;

●	that (a) AAI had no other clients utilizing a strategy similar to that employed by the CoreCommodity Fund, and (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to CoreCommodity’s other clients employing a comparable strategy to the CoreCommodity Fund was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the CoreCommodity Fund;

●	the profit, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity Fund is not unreasonable to the CoreCommodity Fund; and

●	at this time, there were no material economies of scale or other incidental benefits accruing to AAI and CoreCommodity in connection with their relationship with the CoreCommodity Fund.

81 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and CoreCommodity’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the CoreCommodity Fund and its shareholders.

The Trustees applied the same analysis to the advisory arrangements between AAI, CoreCommodity, and the wholly owned Cayman Island subsidiary of the CoreCommodity Fund.

Kotak Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS | Kotak India ESG Fund (the “Kotak Fund”) and the sub-advisory agreement with Kotak Mahindra Asset Management (Singapore) Pte Ltd. (the “Sub-Adviser” or “Kotak”) with respect to the Kotak Fund (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Kotak Fund’s investment adviser and the Sub-Adviser as the Kotak Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreement with AAI and the investment sub-advisory agreement with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Kotak Fund:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the Kotak Fund, to AAI, of 0.65% of the Kotak Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the Kotak Fund. The Trustees also reviewed and considered the contractual annual sub-advisory fee rate paid by AAI to Kotak of 0.56% of the Kotak Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by Kotak to the Kotak Fund. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Kotak Fund’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for each class of the Kotak Fund was lower than the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.23%, 2.00%, 1.00%, 0.75%, and 1.37% for the Class A, Class C, Class I, Class II, and Investor Class shares, respectively, of the Kotak Fund. The Trustees noted that the total net expense ratio of each class of the Kotak Fund was lower than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Kotak Fund under the Investment Advisory and Sub- Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and Kotak in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and Kotak’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and Kotak and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and Kotak, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Kotak Fund.

82 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

The Trustees considered the background and experience of AAI’s and Kotak’s management in connection with the Kotak Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Kotak Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and Kotak’s Codes of Ethics.

Performance: The Trustees reviewed performance information for the Kotak Fund, which included a comparison of the Kotak Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable. The Trustees noted that each of the Kotak Fund’s classes underperformed the Data Provider peer group median for each applicable period, except that Class C outperformed the peer group median for the ten-year and since inception periods, Class I had performance equal to the peer group median for the ten-year and since inception periods, and Investor Class had performance equal to the peer group median for the since inception period. The Trustees also considered Kotak’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Kotak regarding fees charged to its other clients utilizing a strategy similar to that employed by the Kotak Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the Kotak Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and Kotak based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Kotak, with respect to the Kotak Fund, respectively. The Trustees considered the profits, if any, realized by AAI and Kotak in connection with the operation of the Kotak Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Kotak Fund will be passed along to the shareholders under the Advisory Agreements.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and Kotak from their relationship with the Kotak Fund, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate payable to AAI for each class of the Kotak Fund was lower than the Data Provider peer group median rate;

●	Kotak’s fees under its sub-advisory agreements are paid directly by AAI;

●	the total net expense ratio of each class of the Kotak Fund was lower than the Data Provider peer group median ratio;

●	the nature, extent, and quality of services rendered by AAI and Kotak under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the Kotak Fund were adequate;

●	for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable, each of the Kotak Fund’s classes underperformed the Data Provider peer group median, except that Class C outperformed the peer group median for the ten-year and since inception periods, Class I had performance equal to the peer group median for the ten-year and since inception periods, and Investor Class had performance equal to the peer group median for the since inception period;

●	that (a) AAI had no other clients utilizing a strategy similar to that employed by the Kotak Fund, and (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Kotak’s other clients employing a comparable strategy to the Kotak Fund was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Kotak Fund;

●	the profit, if any, realized by AAI and Kotak in connection with the operation of the Kotak Fund is not unreasonable to the Kotak Fund; and

●	at this time, there were no material economies of scale or other incidental benefits accruing to AAI and Kotak in connection with their relationship with the Kotak Fund.

83 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and Kotak’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the Kotak Fund and its shareholders.

Global Opportunity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS Global Opportunity Fund (the “Global Opportunity Fund”) (the “Advisory Agreement”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and discussed the services the firm provided pursuant to the Advisory Agreement, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving AAI as the Global Opportunity Fund’s investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Fund:

Investment Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the Global Opportunity Fund, to AAI, of 0.85% of the Global Opportunity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the Global Opportunity Fund. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Global Opportunity Fund’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for the Global Opportunity Fund was lower than the Data Provider peer group median rate for each class of the Fund, except for Class R, which was higher than the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.57%, 2.25%, 1.25%, 1.59%, and 1.75% for the Class A, Class C, Class I, Investor Class, and Class R shares, respectively, of the Global Opportunity Fund. The Trustees noted that the total net expense ratio for each class of the Global Opportunity Fund was higher than the Data Provider peer group median ratio, except for Class I, which was lower than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Global Opportunity Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI in its presentation, including its Form ADV.

The Trustees reviewed and considered AAI’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by AAI and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Fund.

The Trustees considered the background and experience of AAI’s management in connection with the Global Opportunity Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Global Opportunity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s Codes of Ethics.

84 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Performance: The Trustees reviewed performance information for the Global Opportunity Fund, which included a comparison of the Global Opportunity Fund’s performance to the performance of a peer group selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable. The Trustees noted that each class of the Global Opportunity Fund outperformed the Data Provider peer group median for each applicable period, except that Investor Class and Class R underperformed the Data Provider peer group median for the since inception period. The Trustees also considered AAI’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by AAI regarding fees charged to its other clients utilizing a strategy similar to that employed by the Global Opportunity Fund.

Profitability: The Trustees received and considered a profitability analysis prepared by AAI based on the fees payable under the Investment Advisory Agreement with AAI, with respect to the Global Opportunity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Global Opportunity Fund will be passed along to the shareholders under the Advisory Agreement.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI from its relationship with the Global Opportunity Fund, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate for the Global Opportunity Fund was lower than the Data Provider peer group median rate for each class of the Global Opportunity Fund, except for Class R, which was higher than the Data provider peer group median rate;

●	the total net expense ratio for each class of the Global Opportunity Fund was higher than the Data Provider peer group median ratio, except for Class I, which was lower than the Data Provider peer group median ratio;

●	the nature, extent, and quality of services rendered by AAI under the Investment Advisory Agreement with respect to the Global Opportunity Fund were adequate;

●	for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable, the Trustees noted that each class of the Global Opportunity Fund outperformed the Data Provider peer group median for each period, except that Investor Class and Class R underperformed the Data Provider peer group median for the since inception period;

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing a comparable strategy to the Global Opportunity Fund was not indicative of any unreasonableness with respect to the advisory fees payable by the Global Opportunity Fund;

●	the profit, if any, realized by AAI in connection with the operation of the Global Opportunity Fund is not unreasonable to the Global Opportunity Fund; and

●	at this time, there were no material economies of scale or other incidental benefits accruing to AAI in connection with its relationship with the Global Opportunity Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Global Opportunity Fund and its shareholders.

Balanced Opportunity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS Balanced Opportunity Fund (formerly, the ALPS | Smith Balanced Opportunity Fund) and the sub-advisory agreement with Smith Capital Investors, LLC (the “Sub-Adviser” or “Smith Capital”) with respect to the Balanced Opportunity Fund (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory

85 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Balanced Opportunity Fund’s investment adviser and the Sub-Adviser as the Balanced Opportunity Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreements with AAI and the investment sub-advisory agreement with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Balanced Opportunity Fund:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rates paid by the Trust, on behalf of the Balanced Opportunity Fund, to AAI, of 0.70% of the Balanced Opportunity Fund’s average daily net assets, in light of the extent and quality of the advisory services provided by AAI to the Balanced Opportunity Fund. The Trustees also reviewed and considered the contractual annual sub- advisory fee rates paid by AAI to Smith Capital of 0.37% of the Balanced Opportunity Fund’s average daily net assets, in light of the extent and quality of the advisory services provided by Smith Capital to the Balanced Opportunity Fund. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Balanced Opportunity Fund’s contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee for Class A and Class C of the Balanced Opportunity Fund was higher than the Data provider peer group median rate; the contractual advisory fee for the Investor Class of the Balanced Opportunity Fund was equal to the Data Provider peer group median rate; and the contractual advisory fees for Class I of the Balanced Opportunity Fund was lower than the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.12%, 1.85%, 0.85%, 1.09% for the Class A, Class C, Class I, and Investor Class shares of the Balanced Opportunity Fund, respectively. The Trustees noted that the total net expense ratio for each class of the Balanced Opportunity Fund was lower than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Balanced Opportunity Fund under the Investment Advisory and Sub-Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and Smith Capital in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and Smith Capital’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and Smith Capital and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and Smith Capital, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Balanced Opportunity Fund.

The Trustees considered the background and experience of AAI’s and Smith Capital’s management in connection with the Balanced Opportunity Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Balanced Opportunity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and Smith Capital’s Codes of Ethics.

Performance: The Trustees reviewed performance information for the Balanced Opportunity Fund, which included a comparison of the Balanced Opportunity Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year and since inception periods ended March 31, 2024, as applicable.

86 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

The Trustees noted that for the one-year period, each class of the Balanced Opportunity Fund outperformed the Data Provider peer group median; for the three-year period, Class A and Class I of the Balanced Opportunity Fund underperformed the Data Provider peer group median and Class C and Investor Class of the Balanced Opportunity Fund outperformed the Data Provider peer group median; for the since inception period, Class A and Class I of the Balanced Opportunity Fund underperformed the Data Provider peer group median, Class C of the Balanced Opportunity Fund had performance equal to the Data Provider peer group median, and Investor Class of the Balanced Opportunity Fund outperformed the Data Provider peer group median.

The Trustees also considered Smith Capital’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that Smith Capital indicated it had no other clients utilizing a strategy similar to that employed by the Balanced Opportunity Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the Balanced Opportunity Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and Smith Capital based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Smith Capital, with respect to the Balanced Opportunity Fund, respectively. The Trustees considered the profits, if any, realized by AAI and Smith Capital in connection with the operation of the Balanced Opportunity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Balanced Opportunity Fund will be passed along to the shareholders under the Advisory Agreements.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and Smith Capital from their relationship with the Balanced Opportunity Fund, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee for Class A and Class C of the Balanced Opportunity Fund was higher than the Data provider peer group median rate; the contractual advisory fee for the Investor Class of the Balanced Opportunity Fund was equal to the Data Provider peer group median rate; and the contractual advisory fees for Class I of the Balanced Opportunity Fund was lower than the Data Provider peer group median rate;

●	Smith Capital’s fees under its sub-advisory agreement are paid directly by AAI;

●	the total net expense ratio for each class of the Balanced Opportunity Fund was lower than the Data Provider peer group median ratio;

●	the nature, extent, and quality of services rendered by AAI and Smith Capital under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the Balanced Opportunity Fund were adequate;

●	for the one-year period, each class of the Balanced Opportunity Fund outperformed the Data Provider peer group median; for the three-year period, Class A and Class I of the Balanced Opportunity Fund underperformed the Data Provider peer group median and Class C and Investor Class of the Balanced Opportunity Fund outperformed the Data Provider peer group median; for the since inception period, Class A and Class I of the Balanced Opportunity Fund underperformed the Data Provider peer group median, Class C of the Balanced Opportunity Fund had performance equal to the Data Provider peer group median, and Investor Class of the Balanced Opportunity Fund outperformed the Data Provider peer group median;

●	that (a) AAI had no other clients utilizing a strategy similar to that employed by the Balanced Opportunity Fund; and (b) Smith Capital indicated it had no other clients utilizing a strategy similar to that employed by the Balanced Opportunity Fund;

●	the profit, if any, realized by AAI and Smith Capital in connection with the operation of the Smith Funds is not unreasonable to the Balanced Opportunity Fund; and

●	at this time, there were no material economies of scale or other incidental benefits accruing to AAI and Smith Capital in connection with their relationship with the Balanced Opportunity Fund.

87 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and Smith Capital’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the Balanced Opportunity Fund and its shareholders.

RiverFront Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to RiverFront Asset Allocation Growth & Income (the “RiverFront Fund”) and the sub-advisory agreement with RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) with respect to the RiverFront Fund (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the RiverFront Fund’s investment adviser and the Sub-Adviser as the RiverFront Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreement with AAI and the investment sub-advisory agreement with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the RiverFront Fund:

Investment Advisory and Sub-Advisory Fee Rates: There are no investment advisory or sub-advisory fees paid with respect to the RiverFront Fund. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

Total Net Expense Ratios: The Trustees reviewed and considered the total net expense ratios of 0.50%, 1.25%, 0.25%, and 0.50%, for the Class A, Class C, Class I, and Investor Class shares, respectively, of the RiverFront Fund. The Trustees noted that the total net expense ratio for each Class of the RiverFront Fund was lower than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the RiverFront Fund under the Investment Advisory and Sub- Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and RiverFront in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and RiverFront’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and RiverFront and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and RiverFront, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the RiverFront Fund.

The Trustees considered the background and experience of AAI’s and RiverFront’s management in connection with the RiverFront Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the RiverFront Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and RiverFront’s Codes of Ethics.

Performance: The Trustees reviewed performance information for the RiverFront Fund, which included a comparison of the RiverFront Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three- year, five-year, ten-year, and since inception periods ended March 31, 2024, as applicable. The Trustees noted that for the one-year and three-year periods, each of the RiverFront Fund’s classes outperformed the Data Provider peer group median; for the five-year period, each of the RiverFront Fund’s classes

88 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

underperformed the Data Provider peer group median; for the ten-year period, Class C outperformed the Data Provider peer group median, Class I had performance equal to the Data Provider peer group median, and Investor Class underperformed the Data Provider peer group median; and for the since inception period, each of the RiverFront Fund’s classes underperformed the Data Provider peer group median, except for Class I, which outperformed the Data Provider peer group median. The Trustees also considered RiverFront’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by RiverFront and AAI regarding fees charged to their other clients utilizing a strategy similar to that employed by the RiverFront Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and RiverFront based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with RiverFront with respect to the RiverFront Fund, respectively. The Trustees considered the profits, if any, realized by AAI and RiverFront in connection with the operation of the RiverFront Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the RiverFront Fund will be passed along to the shareholders under the Advisory Agreements.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and RiverFront from their relationship with the RiverFront Fund, including whether soft dollar arrangements were used and that when the RiverFront Fund invests in RiverFront sub-advised ETFs, RiverFront will benefit from growth in assets of the RiverFront sub-advised ETFs, and AAI will benefit from growth in assets of the RiverFront sub-advised ETFs for which AAI serves as the investment adviser.

The Trustees, including all of the Independent Trustees, concluded that:

●	there are no investment advisory or sub-advisory fees paid with respect to the RiverFront Fund;

●	the total net expense ratio for each Class of the RiverFront Fund was lower than the Data Provider peer group median ratio;

●	the nature, extent, and quality of services rendered by AAI and RiverFront under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the RiverFront Fund were adequate;

●	for the one-year and three-year periods, each of the RiverFront Fund’s classes outperformed the Data Provider peer group median; for the five-year period, each of the RiverFront Fund’s classes underperformed the Data Provider peer group median; for the ten-year period, Class C outperformed the Data Provider peer group median, Class I had performance equal to the Data Provider peer group median, and Investor Class underperformed the Data Provider peer group median; and for the since inception period, each of the RiverFront Fund’s classes underperformed the Data Provider peer group median, except for Class I, which outperformed the Data Provider peer group median;

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and RiverFront’s other clients employing a comparable strategy to one or more of the RiverFront Fund were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees payable by the RiverFront Fund;

●	the profit, if any, realized by AAI and RiverFront in connection with the operation of the RiverFront Fund, as applicable, is not unreasonable to the RiverFront Fund;

●	at this time, there were no material economies of scale accruing to AAI or RiverFront in connection with their relationship with the RiverFront Fund; and

●	at this time, there were no other incidental benefits accruing to AAI or RiverFront in connection with their relationships with the RiverFront Fund, except that when the RiverFront Fund invests in RiverFront sub-advised ETFs, RiverFront will benefit from growth in assets of the RiverFront sub-advised ETFs, and AAI will benefit from growth in assets of the RiverFront sub-advised ETFs for which AAI serves as the investment adviser.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and RiverFront’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the RiverFront Fund and its shareholders.

89 | October 31, 2024

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

APS002637

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Annual Financial Statements & Other Information

October 31, 2024

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Credit Opportunities Fund

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Statements of Investments	1
Statements of Assets and Liabilities	48
Statements of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	54
Notes to Financial Statements and Financial Highlights	66
Report of Independent Registered Public Accounting Firm	75
Additional Information	76
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	77
Proxy Disclosures for Open-End Management Investment Companies	78
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	79
Statement Regarding Basis for Approval of Investment Advisory Contract	80

alpsfunds.com

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
BANK LOANS (0.26%)
Pipeline (0.26%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	$1,492,509	$1,491,241

TOTAL BANK LOANS
(Cost $1,492,509)		1,491,241

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.04%)

Fannie Mae
Series 1997-12, Class FA, 30D US SOFR + 1.11%, 04/18/2027(a)	$6,055	$6,077
Series 1997-49, Class F, 30D US SOFR + 0.61%, 06/17/2027(a)	7,791	7,785
Series 2004-95, Class AK, 5.500%, 01/25/2025	6	6
Series 2005-121, Class DY, 5.500%, 01/25/2026	270	269
Series 2011-40, Class KA, 3.500%, 03/25/2026	18,026	17,838
Series 2011-44, Class EB, 3.000%, 05/25/2026	4,251	4,201
Series 2011-61, Class B, 3.000%, 07/25/2026	8,271	8,166
Series 2011-80, Class KB, 3.500%, 08/25/2026	5,891	5,831
Series 2012-47, Class HA, 1.500%, 05/25/2027	12,173	11,843
Series 2013-5, Class DB, 2.000%, 02/25/2028	35,652	34,545
Series 2015-96, Class EA, 3.000%, 12/25/2026	94,218	92,278
		188,839
Freddie Mac
Series 1996-1810, Class D, 6.000%, 02/15/2026	4,182	4,155
Series 1996-1885, Class FA, 30D US SOFR + 0.56%, 09/15/2026(a)	1,397	1,396
Series 2001-2332, Class FB, 30D US SOFR + 0.56%, 01/15/2028(a)	30,682	30,640
Series 2005-3005, Class ED, 5.000%, 07/15/2025	3,661	3,650
Series 2006-3104, Class DH, 5.000%, 01/15/2026	3,782	3,770
Series 2010-3661, Class B, 4.000%, 04/15/2025	328	327
	Principal Amount	Value (Note 2)
Series 2010-3710, Class MG, 4.000%, 08/15/2025(b)	$4,889	$4,867
Series 2011-3829, Class BE, 3.500%, 03/15/2026	2,929	2,902
Series 2013-4177, Class NB, 1.500%, 03/15/2028	8,427	8,086
		59,793
Ginnie Mae
Series 2010-101, Class GU, 4.000%, 08/20/2025(b)	1,653	1,643
Series 2013-53, Class KN, 1.500%, 08/20/2025	1,227	1,214
		2,857
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $257,482)		251,489

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.05%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KF07, Class A, 30D US SOFR + 0.40%, 02/25/2025(a)	8,618	8,616
Series 2015-KPLB, Class A, 2.770%, 05/25/2025	195,000	192,484
Series 2017-KL1P, Class A1P, 2.544%, 10/25/2025	63,343	62,531
		263,631
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $263,194)		263,631

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.08%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	83,149	82,116
5.270%, 07/01/2028	475,974	474,641
Series 2011-MA0717, 3.500%, 04/01/2026	73,591	72,780
Series 2014-AM7158, 3.150%, 11/01/2024	175,000	174,420
Series 2015-, 2.680%, 05/01/2025	122,168	120,592
Series 2015-AM9288, 2.930%, 07/01/2025	3,613,048	3,563,051
Series 2016-AL9448, 2.935%, 07/01/2026	178,060	173,475

See Notes to Financial Statements and Financial Highlights.

1 | October 31, 2024

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2016-AN2079, 2.910%, 07/01/2026	$33,815	$32,786
Series 2017-, 3.030%, 07/01/2029	118,939	111,291
Series 2021-, 1.580%, 12/01/2028	110,000	97,973
Series 2023-, 4.550%, 03/01/2028	200,000	197,808
4.900%, 03/01/2028	750,000	751,242
		5,852,175
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	86,316	85,379
Series 2012-T40090,
3.000%, 05/01/2027	29,848	29,293
		114,672
Freddie Mac Pool
Series 2018-,
3.500%, 04/01/2028	78,997	77,655
Series 2023-,
4.170%, 04/01/2028	113,000	110,539
		188,194
Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	14,534	14,488
Series 2013-AF1057,
2.000%, 07/15/2028	46,087	44,393
		58,881
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	13,374	13,221
Series 2011-4954,
3.000%, 02/20/2026	9,753	9,635
		22,856
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,269,956)		6,236,778

	Principal Amount	Value (Note 2)
CORPORATE BONDS (68.04%)

Aerospace & Defense (3.13%)
BAE Systems PLC
5.00%, 03/26/2027(c)	4,500,000	4,530,245
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,816,778
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,606,659
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,043,169
Total Aerospace & Defense		17,996,851
Airlines (0.51%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(c)	3,000,000	2,915,071
	Principal Amount	Value (Note 2)
Automobiles Manufacturing (4.88%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$6,465,000	$6,342,764
6.95%, 03/06/2026	3,750,000	3,824,949
General Motors Financial Co., Inc.
5.40%, 05/08/2027	1,500,000	1,516,894
6.05%, 10/10/2025	7,000,000	7,072,603
SOFRINDX + 1.30%, 04/07/2025(a)(d)	2,000,000	2,007,654
Hyundai Capital America
5.45%, 06/24/2026(c)	3,000,000	3,028,041
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(c)	4,400,000	4,417,588
Total Automobiles Manufacturing		28,210,493
Banks (9.05%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	4,330,000	4,314,686
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	4,000,000	4,036,263
Bank of New York Mellon
1D US SOFR + 0.80%, 11/21/2025(a)	5,000,000	4,999,089
Danske Bank A/S
1Y US TI + 2.10%, 01/09/2026(a)(c)	8,535,000	8,550,368
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	2,711,000	2,768,668
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	6,000,000	6,039,945
KeyCorp
SOFRINDX + 1.25%, 05/23/2025(a)(d)	1,000,000	1,003,041
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,514,985
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,449,243
Truist Bank
3.30%, 05/15/2026	3,500,000	3,419,121
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	5,000,000	5,097,874
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,014,074
Total Banks		52,207,357
Biotechnology (1.10%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,345,872
5.51%, 03/02/2026	3,000,000	3,000,720
Total Biotechnology		6,346,592
Cable & Satellite (0.68%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(c)	2,900,000	2,892,568

See Notes to Financial Statements and Financial Highlights.

2 | October 31, 2024

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Cox Communications, Inc.
5.45%, 09/15/2028(c)	$1,000,000	$1,017,506
Total Cable & Satellite		3,910,074
Casinos & Gaming (0.53%)
Las Vegas Sands Corp.
5.90%, 06/01/2027	3,000,000	3,048,344
Chemicals (0.78%)
LG Chem, Ltd.
4.38%, 07/14/2025(c)	1,500,000	1,491,394
Sherwin-Williams Co.
4.25%, 08/08/2025	3,000,000	2,990,678
Total Chemicals		4,482,072
Commercial Finance (1.12%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,400,000	3,430,794
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(c)	3,000,000	3,035,156
Total Commercial Finance		6,465,950
Consumer Finance (2.45%)
American Express Co.
2.25%, 03/04/2025	3,000,000	2,973,572
1D US SOFR + 0.93%, 07/26/2028(a)	3,000,000	3,021,067
SOFRINDX + 0.75%, 04/23/2027(a)(d)	5,000,000	5,063,790
SOFRINDX + 1.28%, 07/27/2029(a)(d)	3,000,000	3,049,303
Total Consumer Finance		14,107,732
Consumer Products (0.69%)
Haleon UK Capital PLC
3.13%, 03/24/2025	4,000,000	3,973,009
Containers & Packaging (0.85%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	2,981,154
4.60%, 09/01/2029	2,000,000	1,951,539
Total Containers & Packaging		4,932,693
Diversified Banks (2.41%)
Bank of America Corp.
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,011,028
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	3,875,000	3,876,207
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,016,482
Toronto-Dominion Bank
Series GMTN
4.98%, 04/05/2027	3,000,000	3,023,110
Total Diversified Banks		13,926,827
	Principal Amount	Value (Note 2)
Electrical Equipment Manufacturing (0.55%)
Vontier Corp.
1.80%, 04/01/2026	$3,350,000	$3,200,520

Entertainment Content (1.36%)
Paramount Global
3.70%, 06/01/2028	1,500,000	1,403,449
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	6,500,000	6,500,286
Total Entertainment Content		7,903,735
Exploration & Production (3.73%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,010,411
Occidental Petroleum Corp.
5.00%, 08/01/2027	7,000,000	6,996,354
5.20%, 08/01/2029	4,000,000	3,993,053
Permian Resources Operating LLC
5.38%, 01/15/2026(c)	5,081,000	5,060,308
Range Resources Corp.
4.88%, 05/15/2025	4,483,000	4,471,400
Total Exploration & Production		21,531,526
Financial Services (9.74%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,105,478
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,492,185
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,044,719
LPL Holdings, Inc.
5.70%, 05/20/2027	2,900,000	2,944,972
Lseg US Fin Corp.
4.88%, 03/28/2027(c)	2,500,000	2,509,730
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,006,041
1D US SOFR + 1.59%, 04/20/2029(a)	3,000,000	3,026,245
Nasdaq, Inc.
5.65%, 06/28/2025	500,000	502,306
National Securities Clearing Corp.
4.90%, 06/26/2029(c)	5,000,000	5,055,835
5.05%, 11/21/2024(c)	7,000,000	7,000,619
5.15%, 06/26/2026(c)	5,000,000	5,047,966
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,282,194
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,205,899
USAA Capital Corp.
3.38%, 05/01/2025(c)	3,000,000	2,983,688
Total Financial Services		56,207,877

See Notes to Financial Statements and Financial Highlights.

3 | October 31, 2024

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Food & Beverage (1.22%)
Campbell Soup Co.
5.20%, 03/19/2027	$3,000,000	$3,044,819
5.30%, 03/20/2026	1,000,000	1,008,174
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(c)	3,000,000	2,988,701
Total Food & Beverage		7,041,694
Hardware (0.35%)
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	1,991,557

Health Care Facilities & Services (1.34%)
HCA, Inc.
5.20%, 06/01/2028	2,000,000	2,018,844
5.38%, 02/01/2025	5,700,000	5,700,717
Total Health Care Facilities & Services		7,719,561

Industrial Other (1.57%)
Element Fleet Management Corp.
6.27%, 06/26/2026(c)	4,000,000	4,080,361
Quanta Services, Inc.
4.75%, 08/09/2027	5,000,000	4,993,065
Total Industrial Other		9,073,426
Medical Equipment & Devices Manufacturing (4.82%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	5,924,024
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	5,800,000	5,791,882
5.55%, 11/15/2024	2,000,000	2,000,291
5.60%, 11/15/2025	3,000,000	3,025,268
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	1,995,858
Solventum Corp.
5.40%, 03/01/2029(c)	2,000,000	2,026,352
5.45%, 02/25/2027(c)	5,000,000	5,066,694
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,995,517
Total Medical Equipment & Devices Manufacturing		27,825,886
Metals & Mining (1.14%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,584,868

Pharmaceuticals (0.52%)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,020,035

Pipeline (2.96%)
Buckeye Partners LP
4.13%, 03/01/2025(c)	604,000	600,177
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,029,810
6.06%, 08/15/2026(c)	1,500,000	1,524,838
	Principal Amount	Value (Note 2)
EnLink Midstream LLC
5.63%, 01/15/2028(c)	$660,000	$668,521
Gray Oak Pipeline LLC
2.60%, 10/15/2025(c)	7,604,000	7,425,671
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,838,728
Total Pipeline		17,087,745

Power Generation (0.66%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(c)	3,787,000	3,786,617

Property & Casualty Insurance (0.87%)
Chubb INA Holdings LLC
4.65%, 08/15/2029	5,000,000	5,007,297

Real Estate (1.04%)
VICI Properties LP
4.38%, 05/15/2025	6,000,000	5,975,312

Refining & Marketing (0.18%)
HF Sinclair Corp.
6.38%, 04/15/2027	1,000,000	1,012,868

Retail - Consumer Discretionary (0.35%)
Home Depot, Inc.
5.15%, 06/25/2026	2,000,000	2,025,606

Semiconductors (0.70%)
Broadcom, Inc.
5.05%, 07/12/2027	4,000,000	4,040,818

Software & Services (0.26%)
VMware LLC
4.65%, 05/15/2027	1,500,000	1,498,317

Supermarkets & Pharmacies (1.99%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	5,330,000	5,459,237
Kroger Co.
4.70%, 08/15/2026	6,000,000	6,020,996
Total Supermarkets & Pharmacies		11,480,233
Transportation & Logistics (0.35%)
Daimler Truck Finance North America LLC
5.60%, 08/08/2025(c)	2,000,000	2,013,434

Utilities (2.78%)
American Electric Power Co., Inc.
5.70%, 08/15/2025	3,000,000	3,016,825

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2024

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
DTE Energy Co.
4.95%, 07/01/2027	$2,000,000	$2,011,475
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,016,113
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	3,000,000	3,010,061
Sempra
5.40%, 08/01/2026	2,000,000	2,021,279
Total Utilities		16,075,753

Waste & Environment Services & Equipment (0.51%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	2,971,000	2,943,987

Wireless Telecommunications Services (0.87%)
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,004,242

TOTAL CORPORATE BONDS
(Cost $390,799,504)		392,575,979

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (29.13%)

U.S. Treasury Bonds (29.13%)
United States Treasury Notes
3.50%, 09/30/2026	26,563,000	26,241,339
3.50%, 09/30/2029	18,043,000	17,525,673
3.75%, 08/31/2026	23,773,000	23,594,703
4.25%, 03/15/2027	23,494,000	23,558,700
4.38%, 07/31/2026	24,898,000	24,973,861
4.50%, 04/15/2027	22,386,000	22,576,194
4.50%, 05/15/2027	19,696,000	19,867,186
4.88%, 05/31/2026	9,632,000	9,727,756
Total U.S. Treasury Bonds		168,065,412

TOTAL GOVERNMENT BONDS
(Cost $167,894,532)		168,065,412

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.26%)

Money Market Fund (0.26%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.78%	1,527,965	1,527,965

TOTAL SHORT TERM INVESTMENTS
(Cost $1,527,965)			1,527,965
Value (Note 2)
TOTAL INVESTMENTS (98.86%)
(Cost $568,505,142)	$570,412,495

Other Assets In Excess Of Liabilities (1.14%)	6,604,533

NET ASSETS (100.00%)	$577,017,028

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

1M US SOFR- 1 Month SOFR as of October 31, 2024 was 4.66% 30D US SOFR - 30 Day SOFR as of October 31, 2024 was 4.66% 1D US SOFR - 1 Day SOFR as of October 31, 2024 was 4.90% 1Y US TI - 1 Year US TI as of October 31, 2024 was 4.27%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of October 31, 2024.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $116,316,669, representing 20.16% of net assets.

(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
BANK LOANS (2.08%)

Aerospace & Defense (0.51%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$16,080,276	$16,113,563

Casinos & Gaming (0.22%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	7,412,750	7,428,391

Consumer Finance (0.47%)
Boost Newco Borrower LLC
3M US SOFR + 2.50%, 01/31/2031(a)	15,240,000	15,301,950

Financial Services (0.07%)
Jane Street Group LLC
3M US SOFR + 2.50%, 01/26/2028(a)	2,284,134	2,284,329

Industrials (0.15%)
GFL Environmental 6/24
3M US SOFR + 2.00%, 06/27/2031	4,944,000	4,942,467

Manufactured Goods (0.22%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	7,076,211	7,098,359

Pipeline (0.28%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	9,253,423	9,245,558

Travel & Lodging (0.16%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	5,027,426	5,048,642

TOTAL BANK LOANS
(Cost $67,467,110)		67,463,259
	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.51%)

Fannie Mae
Series 1997-76, Class FO, 30D US SOFR + 0.61%, 09/17/2027(a)	$5,402	$5,331
Series 1999-58, Class F, 30D US SOFR + 0.51%, 11/18/2029(a)	22,197	22,120
Series 2000-40, Class FA, 30D US SOFR + 0.61%, 07/25/2030(a)	8,169	8,170
Series 2000-45, Class F, 30D US SOFR + 0.56%, 12/25/2030(a)	6,325	6,306
Series 2001-27, Class F, 30D US SOFR + 0.61%, 06/25/2031(a)	4,962	4,900
Series 2001-29, Class Z, 6.500%, 07/25/2031	39,399	40,199
Series 2001-51, Class OD, 6.500%, 10/25/2031	321	322
Series 2001-52, Class XZ, 6.500%, 10/25/2031	15,410	15,898
Series 2001-59, Class F, 30D US SOFR + 0.71%, 11/25/2031(a)	67,700	67,710
Series 2001-60, Class OF, 30D US SOFR + 1.06%, 10/25/2031(a)	109,373	110,567
Series 2001-63, Class FD, 30D US SOFR + 0.71%, 12/18/2031(a)	6,845	6,861
Series 2001-63, Class TC, 6.000%, 12/25/2031	13,091	13,446
Series 2001-68, Class PH, 6.000%, 12/25/2031	11,331	11,644
Series 2001-71, Class FS, 30D US SOFR + 0.71%, 11/25/2031(a)	39,842	39,853
Series 2001-71, Class FE, 30D US SOFR + 0.76%, 11/25/2031(a)	48,718	48,795
Series 2001-81, Class GE, 6.000%, 01/25/2032	9,285	9,544
Series 2002-11, Class JF, 30D US SOFR + 0.84%, 03/25/2032(a)	30,461	30,560
Series 2002-12, Class FH, 30D US SOFR + 1.16%, 01/25/2032(a)	32,198	32,484
Series 2002-13, Class FE, 30D US SOFR + 1.01%, 03/25/2032(a)	26,929	27,089
Series 2002-16, Class TM, 7.000%, 04/25/2032	7,828	8,068

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2002-17, Class JF, 30D US SOFR + 1.11%, 04/25/2032(a)	$17,388	$17,571
Series 2002-18, Class FD, 30D US SOFR + 0.91%, 02/25/2032(a)	31,926	32,033
Series 2002-23, Class FA, 30D US SOFR + 1.01%, 04/25/2032(a)	25,770	26,016
Series 2002-34, Class EO, -%, 05/18/2032(b)	16,791	16,046
Series 2002-36, Class FS, 30D US SOFR + 0.61%, 06/25/2032(a)	4,966	4,968
Series 2002-44, Class FJ, 30D US SOFR + 1.11%, 04/25/2032(a)	44,879	44,703
Series 2002-47, Class FC, 30D US SOFR + 0.71%, 11/25/2031(a)	9,285	9,270
Series 2002-48, Class F, 30D US SOFR + 1.11%, 07/25/2032(a)	27,390	27,629
Series 2002-49, Class FC, 30D US SOFR + 1.11%, 11/18/2031(a)	26,195	26,432
Series 2002-60, Class FV, 30D US SOFR + 1.11%, 04/25/2032(a)	64,543	65,221
Series 2002-63, Class EZ, 6.000%, 10/25/2032	5,458	5,622
Series 2002-64, Class PG, 5.500%, 10/25/2032	36,310	37,019
Series 2002-68, Class AF, 30D US SOFR + 1.11%, 10/25/2032(a)	12,067	12,193
Series 2002-7, Class FC, 30D US SOFR + 0.86%, 01/25/2032(a)	38,022	38,172
Series 2002-71, Class AQ, 4.000%, 11/25/2032	24,725	24,111
Series 2002-8, Class FA, 30D US SOFR + 0.86%, 03/18/2032(a)	18,837	18,945
Series 2002-80, Class CZ, 4.500%, 09/25/2032	107,450	100,839
Series 2002-9, Class FW, 30D US SOFR + 0.66%, 03/25/2032(a)	9,671	9,548
Series 2002-91, Class F, 30D US SOFR + 0.66%, 01/25/2033(a)	13,615	13,590
Series 2003-107, Class FD, 30D US SOFR + 0.61%, 11/25/2033(a)	8,968	8,953
	Principal Amount	Value (Note 2)
Series 2003-110, Class CK, 3.000%, 11/25/2033	$14,808	$14,308
Series 2003-116, Class FA, 30D US SOFR + 0.51%, 11/25/2033(a)	17,751	17,690
Series 2003-119, Class ZP, 4.000%, 12/25/2033	43,496	41,712
Series 2003-119, Class FH, 30D US SOFR + 0.61%, 12/25/2033(a)	27,325	27,278
Series 2003-128, Class MF, 30D US SOFR + 0.71%, 01/25/2034(a)	37,135	37,190
Series 2003-131, Class CH, 5.500%, 01/25/2034	59,017	60,558
Series 2003-134, Class FC, 30D US SOFR + 0.71%, 12/25/2032(a)	20,794	20,825
Series 2003-14, Class AP, 4.000%, 03/25/2033	22,818	22,612
Series 2003-14, Class AN, 3.500%, 03/25/2033	15,212	15,058
Series 2003-19, Class MB, 4.000%, 05/25/2031	23,098	22,287
Series 2003-21, Class OG, 4.000%, 01/25/2033	11,222	11,019
Series 2003-22, Class BZ, 6.000%, 04/25/2033	19,486	19,951
Series 2003-27, Class EK, 5.000%, 04/25/2033	18,471	18,595
Series 2003-30, Class JQ, 5.500%, 04/25/2033	18,396	18,805
Series 2003-32, Class UJ, 5.500%, 05/25/2033	32,856	33,614
Series 2003-41, Class OZ, 3.750%, 05/25/2033	173,343	161,248
Series 2003-41, Class OB, 4.000%, 05/25/2033	100,571	95,516
Series 2003-42, Class JH, 5.500%, 05/25/2033	43,711	44,677
Series 2003-46, Class PJ, 5.500%, 06/25/2033	24,584	25,155
Series 2003-47, Class PE, 5.750%, 06/25/2033	33,733	34,664
Series 2003-64, Class JK, 3.500%, 07/25/2033	33,478	32,328
Series 2003-64, Class ZC, 5.000%, 07/25/2033	19,677	19,818
Series 2003-71, Class HD, 5.500%, 08/25/2033	79,739	80,748
Series 2003-76, Class EZ, 5.000%, 08/25/2033	101,713	102,790
Series 2003-94, Class CE, 5.000%, 10/25/2033	3,139	3,112
Series 2004-10, Class ZB, 6.000%, 02/25/2034	142,629	147,282

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2004-101, Class TB, 5.500%, 01/25/2035	$84,710	$86,636
Series 2004-14, Class QB, 5.250%, 03/25/2034	116,841	118,677
Series 2004-17, Class DZ, 5.500%, 04/25/2034	9,979	10,103
Series 2004-17, Class BA, 6.000%, 04/25/2034	118,388	120,168
Series 2004-36, Class FA, 30D US SOFR + 0.51%, 05/25/2034(a)	17,673	17,565
Series 2004-36, Class CB, 5.000%, 05/25/2034	64,680	65,193
Series 2004-53, Class FC, 30D US SOFR + 0.56%, 07/25/2034(a)	139,969	139,465
Series 2004-54, Class FL, 30D US SOFR + 0.51%, 07/25/2034(a)	84,888	84,723
Series 2004-60, Class AC, 5.500%, 04/25/2034	58,575	58,219
Series 2004-68, Class LC, 5.000%, 09/25/2029	23,847	23,968
Series 2004-77, Class AY, 4.500%, 10/25/2034	12,720	12,594
Series 2004-82, Class HK, 5.500%, 11/25/2034	35,590	36,549
Series 2004-92, Class TB, 5.500%, 12/25/2034	59,778	61,428
Series 2005-110, Class MP, 5.500%, 12/25/2035	10,931	11,118
Series 2005-120, Class FE, 30D US SOFR + 0.63%, 01/25/2036(a)	15,953	15,826
Series 2005-122, Class PY, 6.000%, 01/25/2036	221,261	228,119
Series 2005-17, Class EZ, 4.500%, 03/25/2035	169,328	166,951
Series 2005-17, Class EX, 5.250%, 03/25/2035	25,000	24,677
Series 2005-29, Class ZA, 5.500%, 04/25/2035	895,821	921,845
Series 2005-3, Class CH, 5.250%, 02/25/2035	62,533	63,445
Series 2005-35, Class DZ, 5.000%, 04/25/2035	100,813	101,570
Series 2005-48, Class TD, 5.500%, 06/25/2035	93,910	96,654
Series 2005-52, Class FE, 30D US SOFR + 1.91%, 05/25/2035(a)	82,242	83,835
Series 2005-62, Class GZ, 5.750%, 07/25/2035	318,855	328,159
Series 2005-64, Class PL, 5.500%, 07/25/2035	44,967	45,772
	Principal Amount	Value (Note 2)
Series 2005-68, Class PG, 5.500%, 08/25/2035	$20,229	$20,503
Series 2005-68, Class BE, 5.250%, 08/25/2035	51,120	51,551
Series 2005-68, Class CZ, 5.500%, 08/25/2035	227,269	232,551
Series 2005-69, Class GZ, 4.500%, 08/25/2035	11,326	10,977
Series 2005-7, Class MZ, 4.750%, 02/25/2035	17,961	17,610
Series 2005-70, Class NA, 5.500%, 08/25/2035	8,632	8,794
Series 2005-70, Class KP, 5.000%, 06/25/2035	39,899	40,146
Series 2005-72, Class FB, 30D US SOFR + 0.36%, 08/25/2035(a)	7,716	7,658
Series 2005-79, Class DB, 5.500%, 09/25/2035	61,649	63,193
Series 2005-84, Class XM, 5.750%, 10/25/2035	40,406	41,283
Series 2005-89, Class F, 30D US SOFR + 0.41%, 10/25/2035(a)	14,895	14,749
Series 2005-99, Class AC, 5.500%, 12/25/2035	541,000	536,345
Series 2005-99, Class FA, 30D US SOFR + 0.41%, 11/25/2035(a)	8,919	8,905
Series 2005-99, Class ZA, 5.500%, 12/25/2035	127,065	127,729
Series 2006-112, Class QC, 5.500%, 11/25/2036	15,970	16,428
Series 2006-114, Class HE, 5.500%, 12/25/2036	71,574	73,034
Series 2006-115, Class EF, 30D US SOFR + 0.47%, 12/25/2036(a)	12,161	12,011
Series 2006-16, Class HZ, 5.500%, 03/25/2036	193,021	198,765
Series 2006-39, Class EF, 30D US SOFR + 0.51%, 05/25/2036(a)	11,815	11,710
Series 2006-46, Class UD, 5.500%, 06/25/2036	30,158	30,834
Series 2006-48, Class TF, 30D US SOFR + 0.51%, 06/25/2036(a)	30,847	30,517
Series 2006-48, Class DZ, 6.000%, 06/25/2036	177,720	181,609
Series 2006-56, Class F, 30D US SOFR + 0.41%, 07/25/2036(a)	8,336	8,261
Series 2006-62, Class FX, 30D US SOFR + 1.86%, 07/25/2036(a)	153,247	152,386

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2006-63, Class QH, 5.500%, 07/25/2036	$26,062	$26,819
Series 2006-70, Class AF, 30D US SOFR + 0.51%, 08/25/2036(a)	62,419	61,715
Series 2006-71, Class ZH, 6.000%, 07/25/2036	31,955	33,296
Series 2006-95, Class FH, 30D US SOFR + 0.56%, 10/25/2036(a)	59,753	59,215
Series 2007-100, Class YF, 30D US SOFR + 0.66%, 10/25/2037(a)	12,877	12,799
Series 2007-109, Class GF, 30D US SOFR + 0.79%, 12/25/2037(a)	36,958	36,920
Series 2007-111, Class FC, 30D US SOFR + 0.71%, 12/25/2037(a)	24,910	24,860
Series 2007-117, Class FM, 30D US SOFR + 0.81%, 01/25/2038(a)	148,233	147,374
Series 2007-12, Class BZ, 6.000%, 03/25/2037	481,711	479,817
Series 2007-12, Class ZA, 6.000%, 03/25/2037	138,501	134,385
Series 2007-14, Class GZ, 5.500%, 03/25/2037	129,528	133,823
Series 2007-18, Class MZ, 6.000%, 03/25/2037	122,049	126,870
Series 2007-22, Class FC, 30D US SOFR + 0.53%, 03/25/2037(a)	66,452	65,591
Series 2007-26, Class ZB, 5.500%, 04/25/2037	214,276	213,098
Series 2007-30, Class MB, 4.250%, 04/25/2037	45,431	44,861
Series 2007-33, Class HE, 5.500%, 04/25/2037	32,449	33,516
Series 2007-34, Class F, 30D US SOFR + 0.50%, 04/25/2037(a)	18,813	18,578
Series 2007-41, Class FA, 30D US SOFR + 0.51%, 05/25/2037(a)	6,502	6,417
Series 2007-51, Class PB, 5.500%, 06/25/2037	21,541	21,084
Series 2007-51, Class CP, 5.500%, 06/25/2037	22,123	22,281
Series 2007-55, Class PH, 6.000%, 06/25/2047	254,781	265,663
Series 2007-57, Class FA, 30D US SOFR + 0.34%, 06/25/2037(a)	16,494	16,292
	Principal Amount	Value (Note 2)
Series 2007-6, Class FC, 30D US SOFR + 0.53%, 02/25/2037(a)	$33,486	$33,072
Series 2007-63, Class FC, 30D US SOFR + 0.46%, 07/25/2037(a)	16,734	16,496
Series 2007-63, Class VZ, 5.500%, 07/25/2037	150,601	150,164
Series 2007-65, Class ZE, 5.500%, 07/25/2037	542,692	539,496
Series 2007-65, Class KF, 30D US SOFR + 0.49%, 07/25/2037(a)	48,286	47,646
Series 2007-70, Class FA, 30D US SOFR + 0.46%, 07/25/2037(a)	19,123	18,869
Series 2007-77, Class JE, 6.000%, 08/25/2037	276,193	282,793
Series 2007-85, Class FC, 30D US SOFR + 0.65%, 09/25/2037(a)	81,713	81,380
Series 2007-85, Class FL, 30D US SOFR + 0.65%, 09/25/2037(a)	27,716	27,543
Series 2007-86, Class FA, 30D US SOFR + 0.56%, 09/25/2037(a)	23,078	22,911
Series 2007-9, Class FB, 30D US SOFR + 0.46%, 03/25/2037(a)	19,031	18,756
Series 2008-18, Class FA, 30D US SOFR + 1.01%, 03/25/2038(a)	131,230	132,265
Series 2008-24, Class WD, 5.500%, 02/25/2038	153,997	153,098
Series 2008-25, Class EF, 30D US SOFR + 1.06%, 04/25/2038(a)	33,178	33,514
Series 2008-27, Class B, 5.500%, 04/25/2038	629,285	648,151
Series 2008-46, Class LA, 5.500%, 06/25/2038	9,167	9,118
Series 2008-66, Class FT, 30D US SOFR + 1.06%, 08/25/2038(a)	18,997	19,076
Series 2008-86, Class FC, 30D US SOFR + 1.21%, 12/25/2038(a)	136,223	137,881
Series 2009-103, Class FM, 30D US SOFR + 0.81%, 11/25/2039(a)	26,471	26,510
Series 2009-104, Class FA, 30D US SOFR + 0.91%, 12/25/2039(a)	32,613	32,756
Series 2009-11, Class MP, 7.000%, 03/25/2049	98,179	104,332

See Notes to Financial Statements and Financial Highlights.

9 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2009-110, Class FG, 30D US SOFR + 0.86%, 01/25/2040(a)	$66,950	$67,111
Series 2009-111, Class CY, 5.000%, 03/25/2038	131,832	131,920
Series 2009-12, Class LA, 15.018%, 03/25/2039(a)	244,459	294,492
Series 2009-12, Class LD, 16.661%, 03/25/2039(a)	334,697	451,234
Series 2009-19, Class ZA, 6.500%, 04/25/2039	403,790	418,358
Series 2009-36, Class MX, 5.000%, 06/25/2039	58,000	57,299
Series 2009-39, Class Z, 6.000%, 06/25/2039	1,730,036	1,752,169
Series 2009-42, Class TZ, 4.500%, 03/25/2039	218,036	207,451
Series 2009-47, Class BN, 4.500%, 07/25/2039	27,464	27,180
Series 2009-62, Class WA, 5.590%, 08/25/2039(a)	79,986	80,144
Series 2009-68, Class FD, 30D US SOFR + 1.36%, 09/25/2039(a)	40,580	41,484
Series 2009-70, Class CO, -%, 01/25/2037(b)	61,267	51,180
Series 2009-70, Class FA, 30D US SOFR + 1.31%, 09/25/2039(a)	20,425	20,420
Series 2009-86, Class OT, -%, 10/25/2037(b)	25,288	21,146
Series 2009-87, Class FG, 30D US SOFR + 0.86%, 11/25/2039(a)	43,325	43,509
Series 2009-90, Class UZ, 4.500%, 11/25/2039	686,544	650,479
Series 2010-1, Class WA, 6.277%, 02/25/2040(a)	12,264	12,463
Series 2010-1, Class EL, 4.500%, 02/25/2040	234,018	226,112
Series 2010-102, Class B, 4.500%, 07/25/2040	210,541	203,543
Series 2010-102, Class HA, 4.000%, 09/25/2050	52,286	48,753
Series 2010-103, Class DZ, 4.500%, 09/25/2040	230,518	222,664
Series 2010-103, Class PJ, 4.500%, 09/25/2040	26,493	26,127
Series 2010-111, Class FC, 30D US SOFR + 0.63%, 10/25/2040(a)	38,656	38,339
Series 2010-118, Class LZ, 4.750%, 10/25/2040	32,110	31,328
Series 2010-122, Class JA, 7.000%, 07/25/2040	13,589	13,762
	Principal Amount	Value (Note 2)
Series 2010-123, Class FL, 30D US SOFR + 0.54%, 11/25/2040(a)	$14,749	$14,629
Series 2010-123, Class KU, 4.500%, 11/25/2040	163,486	155,015
Series 2010-129, Class PZ, 4.500%, 11/25/2040	36,196	33,103
Series 2010-130, Class BZ, 4.500%, 11/25/2040	1,158,307	1,126,742
Series 2010-14, Class FJ, 30D US SOFR + 0.71%, 03/25/2040(a)	64,395	64,416
Series 2010-141, Class LZ, 4.500%, 12/25/2040	728,447	688,592
Series 2010-141, Class MN, 4.000%, 12/25/2040	90,000	84,653
Series 2010-141, Class FB, 30D US SOFR + 0.58%, 12/25/2040(a)	37,304	36,921
Series 2010-141, Class AL, 4.000%, 12/25/2040	267,844	257,965
Series 2010-142, Class FM, 30D US SOFR + 0.58%, 12/25/2040(a)	13,515	13,367
Series 2010-154, Class JA, 3.000%, 11/25/2040	247,707	234,386
Series 2010-16, Class PL, 5.000%, 03/25/2040	71,000	70,057
Series 2010-19, Class PY, 5.000%, 03/25/2040	220,856	222,295
Series 2010-33, Class KN, 4.500%, 03/25/2040	24,410	24,200
Series 2010-37, Class CY, 5.000%, 04/25/2040	28,110	28,341
Series 2010-39, Class EF, 30D US SOFR + 0.63%, 06/25/2037(a)	29,692	29,555
Series 2010-45, Class WD, 5.000%, 05/25/2040	180,000	171,320
Series 2010-54, Class LX, 5.000%, 06/25/2040	272,000	269,566
Series 2010-57, Class HA, 3.500%, 02/25/2040	910	906
Series 2010-58, Class FY, 30D US SOFR + 0.84%, 06/25/2040(a)	39,033	39,047
Series 2010-64, Class DM, 5.000%, 06/25/2040	23,870	23,878
Series 2010-67, Class BD, 4.500%, 06/25/2040	538,323	530,632
Series 2010-68, Class WB, 4.500%, 07/25/2040	85,000	78,820
Series 2010-82, Class WZ, 5.000%, 08/25/2040	270,661	272,709
Series 2010-9, Class ME, 5.000%, 02/25/2040	825,483	826,575

See Notes to Financial Statements and Financial Highlights.

10 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2011-114, Class B, 3.500%, 11/25/2041	$138,737	$129,460
Series 2011-118, Class KL, 3.250%, 07/25/2040	71,041	68,796
Series 2011-121, Class JP, 4.500%, 12/25/2041	102,432	98,655
Series 2011-128, Class KB, 4.500%, 12/25/2041	800,000	774,421
Series 2011-130, Class KB, 4.000%, 12/25/2041	30,193	28,307
Series 2011-132, Class PE, 4.500%, 12/25/2041	112,671	110,096
Series 2011-145, Class JA, 4.500%, 12/25/2041	5,709	5,624
Series 2011-148, Class PL, 4.000%, 01/25/2042	425,000	383,990
Series 2011-15, Class AF, 30D US SOFR + 0.62%, 03/25/2041(a)	21,418	21,248
Series 2011-17, Class PD, 4.000%, 03/25/2041	5,446	5,260
Series 2011-26, Class PA, 4.500%, 04/25/2041	82,764	81,888
Series 2011-27, Class ZD, 2.500%, 09/25/2040	171,272	151,769
Series 2011-3, Class FA, 30D US SOFR + 0.79%, 02/25/2041(a)	128,677	128,345
Series 2011-30, Class ZA, 5.000%, 04/25/2041	837,556	812,831
Series 2011-43, Class B, 3.500%, 05/25/2031	15,050	14,601
Series 2011-45, Class ZA, 4.000%, 05/25/2031	13,019	12,806
Series 2011-47, Class GF, 30D US SOFR + 0.68%, 06/25/2041(a)	86,471	86,123
Series 2011-5, Class PO, -%, 09/25/2040(b)	7,502	5,457
Series 2011-55, Class BZ, 3.500%, 06/25/2041	407,185	379,730
Series 2011-74, Class UB, 4.000%, 07/25/2040	129,352	117,940
Series 2011-86, Class NF, 30D US SOFR + 0.66%, 09/25/2041(a)	76,944	76,543
Series 2011-86, Class AF, 30D US SOFR + 0.61%, 02/25/2040(a)	19,637	19,566
Series 2011-93, Class ST, 4.000%, 09/25/2041	16,116	15,208
Series 2011-93, Class GA, 4.000%, 04/25/2039	13,020	12,623
Series 2012-100, Class DB, 3.000%, 09/25/2042	929,486	826,804
	Principal Amount	Value (Note 2)
Series 2012-103, Class PY, 3.000%, 09/25/2042	$180,000	$150,665
Series 2012-106, Class QN, 3.500%, 10/25/2042	55,646	51,230
Series 2012-108, Class PL, 3.000%, 10/25/2042	539,827	485,488
Series 2012-110, Class JB, 2.500%, 10/25/2042	204,000	152,852
Series 2012-111, Class B, 7.000%, 10/25/2042	67,912	72,483
Series 2012-112, Class DA, 3.000%, 10/25/2042	155,456	139,869
Series 2012-115, Class DY, 2.500%, 10/25/2042	225,000	175,356
Series 2012-120, Class AH, 2.500%, 02/25/2032	15,123	14,820
Series 2012-125, Class GY, 2.000%, 11/25/2042	621,000	480,466
Series 2012-126, Class TA, 3.000%, 10/25/2042	156,804	140,927
Series 2012-128, Class NP, 2.500%, 11/25/2042	8,143	5,335
Series 2012-129, Class HT, 2.000%, 12/25/2032	28,713	25,088
Series 2012-13, Class JP, 4.500%, 02/25/2042	411,199	396,177
Series 2012-131, Class FG, 30D US SOFR + 0.46%, 09/25/2042(a)	38,068	37,504
Series 2012-137, Class CF, 30D US SOFR + 0.41%, 08/25/2041(a)	8,509	8,492
Series 2012-139, Class CY, 2.000%, 12/25/2042	235,000	173,175
Series 2012-139, Class GB, 2.500%, 12/25/2042	210,538	144,025
Series 2012-14, Class FL, 30D US SOFR + 0.56%, 12/25/2040(a)	1,379	1,378
Series 2012-141, Class PD, 1.750%, 10/25/2041	77,304	72,042
Series 2012-149, Class KB, 3.000%, 01/25/2043	117,001	111,296
Series 2012-149, Class DA, 1.750%, 01/25/2043	20,799	19,169
Series 2012-149, Class ZA, 3.000%, 01/25/2041	58,077	56,114
Series 2012-151, Class NX, 1.500%, 01/25/2043	308,280	258,894
Series 2012-151, Class WC, 2.500%, 01/25/2043	249,000	180,919
Series 2012-152, Class PB, 3.500%, 01/25/2043	55,000	52,563
Series 2012-153, Class B, 7.000%, 07/25/2042	23,049	24,872

See Notes to Financial Statements and Financial Highlights.

11 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2012-17, Class JB, 3.500%, 03/25/2042	$200,000	$168,083
Series 2012-17, Class JA, 3.500%, 12/25/2041	221,457	205,543
Series 2012-19, Class CB, 3.500%, 03/25/2042	197,000	179,845
Series 2012-20, Class TD, 4.500%, 02/25/2042	23,882	23,676
Series 2012-26, Class MA, 3.500%, 03/25/2042	112,806	104,763
Series 2012-27, Class KB, 2.000%, 03/25/2042	150,407	116,411
Series 2012-33, Class F, 30D US SOFR + 0.63%, 04/25/2042(a)	23,354	23,167
Series 2012-37, Class BF, 30D US SOFR + 0.61%, 12/25/2035(a)	41,636	41,385
Series 2012-38, Class MC, 3.000%, 04/25/2042	147,000	119,461
Series 2012-46, Class YB, 3.500%, 05/25/2042	61,440	55,458
Series 2012-46, Class CD, 2.500%, 04/25/2041	36,040	35,447
Series 2012-47, Class JM, 3.500%, 05/25/2042	140,340	118,067
Series 2012-47, Class HF, 30D US SOFR + 0.51%, 05/25/2027(a)	25,808	25,810
Series 2012-49, Class TG, 2.000%, 07/25/2041	17,296	16,967
Series 2012-50, Class HC, 2.000%, 03/25/2042	95,157	87,412
Series 2012-51, Class ZX, 3.500%, 05/25/2042	2,087,217	1,638,060
Series 2012-51, Class HJ, 3.500%, 05/25/2042	364,384	309,549
Series 2012-52, Class BM, 4.500%, 01/25/2042	491,058	484,228
Series 2012-53, Class AP, 2.000%, 04/25/2041	21,243	20,947
Series 2012-56, Class WB, 3.500%, 05/25/2042	65,500	60,805
Series 2012-56, Class UB, 4.000%, 06/25/2042	416,000	384,456
Series 2012-64, Class NA, 3.000%, 08/25/2041	2,362	2,352
Series 2012-69, Class PL, 3.000%, 01/25/2042	71,217	69,293
Series 2012-70, Class WC, 3.000%, 07/25/2042	172,000	139,456
Series 2012-80, Class GZ, 3.000%, 08/25/2042	366,213	329,746
Series 2012-82, Class E, 2.000%, 04/25/2042	20,209	19,014
	Principal Amount	Value (Note 2)
Series 2012-83, Class AC, 3.000%, 08/25/2042	$85,000	$72,571
Series 2012-90, Class PH, 3.000%, 01/25/2042	55,466	53,387
Series 2012-90, Class PB, 2.500%, 01/25/2042	249,595	236,517
Series 2012-93, Class TL, 3.000%, 09/25/2042	420,000	344,433
Series 2012-98, Class ZP, 6.000%, 09/25/2042	724,958	770,548
Series 2012-99, Class DC, 2.000%, 08/25/2041	102,014	95,600
Series 2013-104, Class CY, 5.000%, 10/25/2043	50,000	47,796
Series 2013-108, Class GU, 3.000%, 10/25/2033	33,169	31,576
Series 2013-114, Class LM, 4.000%, 03/25/2042	201,436	193,350
Series 2013-130, Class FB, 30D US SOFR + 0.56%, 01/25/2044(a)	30,331	29,949
Series 2013-136, Class QB, 3.500%, 03/25/2042	153,807	142,840
Series 2013-17, Class YM, 4.000%, 03/25/2033	10,943	10,743
Series 2013-2, Class QF, 30D US SOFR + 0.61%, 02/25/2043(a)	11,137	11,071
Series 2013-20, Class CA, 2.500%, 01/25/2043	164,004	144,057
Series 2013-35, Class CV, 3.000%, 02/25/2043	200,000	182,419
Series 2013-4, Class PL, 2.000%, 02/25/2043	120,000	87,204
Series 2013-52, Class GM, 5.000%, 06/25/2043	89,000	85,335
Series 2013-53, Class CV, 3.500%, 05/25/2030	37,415	37,174
Series 2013-68, Class P, 3.500%, 10/25/2042	99,509	95,553
Series 2013-68, Class LE, 2.000%, 04/25/2043	65,889	59,562
Series 2013-70, Class CE, 2.500%, 01/25/2043	146,410	135,116
Series 2013-72, Class YA, 3.000%, 06/25/2033	2,612	2,387
Series 2013-72, Class AF, 30D US SOFR + 0.36%, 11/25/2042(a)	3,633	3,626
Series 2013-81, Class YK, 4.000%, 08/25/2043	200,000	181,704
Series 2013-9, Class BC, 6.500%, 07/25/2042	190,389	199,243
Series 2013-9, Class CB, 5.500%, 04/25/2042	426,713	433,743

See Notes to Financial Statements and Financial Highlights.

12 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2013-91, Class PB, 4.000%, 09/25/2043	$140,000	$125,207
Series 2014-10, Class BA, 5.330%, 03/25/2054(a)	257,423	262,821
Series 2014-20, Class AC, 3.000%, 08/25/2036	24,355	24,099
Series 2014-21, Class MA, 2.000%, 09/25/2041	54,807	51,699
Series 2014-23, Class Z, 3.500%, 05/25/2044	463,366	426,937
Series 2014-23, Class A, 3.000%, 05/25/2044	724,445	649,676
Series 2014-26, Class YW, 3.500%, 04/25/2044	50,538	48,038
Series 2014-3, Class BM, 2.500%, 06/25/2043	48,297	44,554
Series 2014-43, Class PZ, 3.000%, 07/25/2043	249,037	203,734
Series 2014-49, Class CA, 3.000%, 08/25/2044	68,288	65,295
Series 2014-52, Class LM, 3.500%, 09/25/2044	1,089,776	915,759
Series 2014-6, Class Z, 2.500%, 02/25/2044	130,796	112,316
Series 2014-63, Class LN, 3.000%, 10/25/2044	125,000	97,874
Series 2014-67, Class PL, 3.000%, 04/25/2043	143,252	136,046
Series 2014-73, Class FA, 30D US SOFR + 0.46%, 11/25/2044(a)	12,020	11,798
Series 2014-80, Class DZ, 3.000%, 12/25/2044	3,139,143	2,798,211
Series 2014-81, Class GC, 3.000%, 03/25/2038	19,824	19,417
Series 2014-86, Class PA, 2.000%, 12/25/2044	846,093	737,088
Series 2014-88, Class ER, 2.500%, 02/25/2036	17,996	17,217
Series 2015-16, Class ZY, 2.500%, 04/25/2045	10,752,690	8,910,686
Series 2015-2, Class CD, 3.500%, 02/25/2045	162,467	134,012
Series 2015-51, Class CD, 3.000%, 07/25/2044	89,845	86,028
Series 2015-53, Class KB, 3.000%, 01/25/2045	733,574	653,440
Series 2015-56, Class MH, 3.500%, 08/25/2045	945,415	852,148
Series 2015-65, Class CZ, 3.500%, 09/25/2045	137,763	116,574
Series 2015-75, Class LB, 3.000%, 10/25/2045	125,000	93,722
Series 2015-96, Class EA, 3.000%, 12/25/2026	94,218	92,278
	Principal Amount	Value (Note 2)
Series 2016-14, Class NC, 2.500%, 03/25/2046	$115,424	$109,454
Series 2016-2, Class BH, 2.700%, 07/25/2045	169,531	156,036
Series 2016-23, Class PL, 3.000%, 11/25/2045	298,685	242,518
Series 2016-27, Class HK, 3.000%, 01/25/2041	234,719	221,786
Series 2016-31, Class TM, 3.000%, 12/25/2045	360,000	309,727
Series 2016-33, Class JA, 3.000%, 07/25/2045	124,776	116,001
Series 2016-33, Class LE, 2.500%, 11/25/2033	31,655	29,314
Series 2016-48, Class UF, 30D US SOFR + 0.51%, 08/25/2046(a)	57,650	57,109
Series 2016-52, Class MZ, 3.000%, 08/25/2046	256,085	192,496
Series 2016-55, Class EA, 1.750%, 07/25/2043	754,206	628,281
Series 2016-57, Class PC, 1.750%, 06/25/2046	221,912	185,714
Series 2016-75, Class FC, 30D US SOFR + 0.51%, 10/25/2046(a)	29,265	28,962
Series 2016-8, Class CB, 3.500%, 03/25/2046	893,000	810,943
Series 2016-83, Class KL, 2.500%, 11/25/2046	132,408	84,155
Series 2016-85, Class BA, 2.500%, 11/25/2046	5,543	3,703
Series 2016-9, Class D, 3.000%, 03/25/2046	27,741	25,018
Series 2016-9, Class PA, 2.500%, 06/25/2045	138,456	128,828
Series 2017-1, Class JP, 3.500%, 04/25/2045	76,792	74,774
Series 2017-10, Class FA, 30D US SOFR + 0.51%, 03/25/2047(a)	22,148	21,893
Series 2017-100, Class ZE, 3.500%, 12/25/2047	125,137	112,567
Series 2017-110, Class PB, 3.000%, 02/25/2057	140,000	109,370
Series 2017-15, Class PE, 3.500%, 04/25/2046	41,019	38,953
Series 2017-19, Class B, 3.000%, 01/25/2047	205,413	186,646
Series 2017-24, Class H, 3.000%, 08/25/2043	21,709	21,521
Series 2017-25, Class QE, 2.500%, 04/25/2047	149,905	127,301
Series 2017-35, Class AH, 3.500%, 04/25/2053	8,124	8,016

See Notes to Financial Statements and Financial Highlights.

13 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2017-38, Class JA, 3.000%, 03/25/2047	$107,335	$95,401
Series 2017-46, Class P, 3.500%, 06/25/2047	2,412,286	2,165,532
Series 2017-56, Class BY, 3.000%, 07/25/2047	128,765	105,429
Series 2017-56, Class BA, 3.000%, 03/25/2045	70,293	67,884
Series 2017-68, Class HQ, 3.000%, 07/25/2046	714,163	662,626
Series 2017-84, Class JP, 2.750%, 10/25/2047	113,215	98,618
Series 2017-90, Class WB, 3.000%, 11/25/2047	1,119,992	889,441
Series 2017-96, Class PA, 3.000%, 12/25/2054	103,007	99,129
Series 2017-99, Class DZ, 3.500%, 12/25/2047	133,442	119,999
Series 2018-15, Class KG, 2.500%, 01/25/2048	99,492	83,736
Series 2018-19, Class KB, 3.000%, 04/25/2046	38,055	36,640
Series 2018-2, Class HD, 3.000%, 02/25/2047	18,430	17,754
Series 2018-25, Class AL, 3.500%, 04/25/2048	187,296	162,585
Series 2018-38, Class PA, 3.500%, 06/25/2047	59,009	57,175
Series 2018-39, Class FG,30D US SOFR + 0.36%, 11/25/2033(a)	78,192	77,104
Series 2018-41, Class PZ, 4.000%, 06/25/2048	1,009,101	816,051
Series 2018-43, Class FE,30D US SOFR + 0.36%, 09/25/2038(a)	81,001	79,691
Series 2018-45, Class GA, 3.000%, 06/25/2048	33,711	29,656
Series 2018-5, Class JP, 3.000%, 09/25/2047	39,086	35,969
Series 2018-50, Class DY, 3.000%, 10/25/2047	467,604	424,569
Series 2018-56, Class CH, 3.000%, 08/25/2048	27,677	24,350
Series 2018-6, Class PA, 3.000%, 02/25/2048	174,920	151,930
Series 2018-60, Class KL, 4.000%, 08/25/2048	96,000	83,543
Series 2018-67, Class DY, 4.000%, 09/25/2048	304,029	259,060
Series 2018-70, Class HB, 3.500%, 10/25/2058	314,994	266,932
Series 2018-74, Class AB, 3.500%, 10/25/2048	303,753	277,299
Series 2018-8, Class KL, 2.500%, 03/25/2047	259,581	228,639
	Principal Amount	Value (Note 2)
Series 2018-83, Class LH, 4.000%, 11/25/2048	$17,751	$16,585
Series 2018-83, Class AC, 3.500%, 11/25/2048	141,708	126,356
Series 2018-9, Class PL, 3.500%, 02/25/2048	395,045	347,586
Series 2018-94, Class KZ, 4.500%, 01/25/2049	198,829	153,890
Series 2018-94, Class KD, 3.500%, 12/25/2048	42,687	39,084
Series 2019-10, Class MA, 3.000%, 03/25/2049	65,221	57,773
Series 2019-11, Class EA, 3.000%, 05/25/2048	198,966	184,628
Series 2019-12, Class HA, 3.500%, 11/25/2057	236,277	223,778
Series 2019-13, Class MH, 3.000%, 03/25/2049	274,603	245,892
Series 2019-34, Class PZ, 3.000%, 07/25/2049	118,347	60,543
Series 2019-45, Class PT, 3.000%, 08/25/2049	218,650	195,287
Series 2019-50, Class CZ, 2.750%, 09/25/2049	179,973	82,580
Series 2019-55, Class MQ, 3.500%, 10/25/2049	567,562	506,787
Series 2019-60, Class BF, 30D US SOFR + 0.56%, 10/25/2049(a)	10,613	10,407
Series 2019-65, Class HA, 2.500%, 11/25/2049	144,202	122,435
Series 2019-75, Class PA, 3.000%, 10/25/2049	484,415	427,295
Series 2019-81, Class LB, 1.500%, 12/25/2049	485,680	387,778
Series 2019-82, Class HZ, 3.000%, 01/25/2050	395,244	332,180
Series 2020-10, Class B, 3.000%, 03/25/2050	226,812	194,961
Series 2020-11, Class JW, 3.000%, 03/25/2050	237,000	178,365
Series 2020-36, Class GD, 2.000%, 12/25/2037	115,148	103,909
Series 2020-45, Class NB, 1.500%, 07/25/2050	259,992	110,668
Series 2020-47, Class GZ, 2.000%, 07/25/2050	218,091	127,809
Series 2020-73, Class ED, 0.827%, 11/25/2049(a)	753,544	556,126
Series 2021-12, Class GA, 1.000%, 07/25/2050	124,787	90,434
Series 2021-15, Class JB, 1.250%, 04/25/2051	120,361	47,305
Series 2021-17, Class ZA, 1.500%, 04/25/2051	162,499	65,476

See Notes to Financial Statements and Financial Highlights.

14 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2021-43, Class JC, 2.000%, 05/25/2051	$120,393	$96,568
Series 2021-47, Class PD, 1.500%, 07/25/2051	759,616	578,749
Series 2021-47, Class PE, 1.750%, 07/25/2051	759,616	591,315
Series 2021-59, Class H, 2.000%, 06/25/2048	213,238	171,099
Series 2021-6, Class KU, 1.500%, 02/25/2051	181,291	102,292
Series 2021-66, Class HU, 1.500%, 10/25/2051	259,998	124,524
Series 2021-66, Class JG, 1.000%, 10/25/2051	505,657	398,989
Series 2021-68, Class A, 2.000%, 07/25/2049	2,402,825	1,893,935
Series 2021-69, Class WA, 2.000%, 04/25/2049	302,677	246,935
Series 2021-72, Class NL, 1.500%, 10/25/2051	316,302	194,893
Series 2021-72, Class NB, 1.500%, 10/25/2051	140,000	59,127
Series 2021-8, Class HZ, 2.000%, 03/25/2051	473,175	237,774
Series 2021-80, Class KE, 2.000%, 11/25/2051	208,106	169,890
Series 2022-17, Class GV, 2.500%, 01/25/2052	3,569,000	2,631,085
Series 2022-37, Class QL, 4.000%, 07/25/2052	1,683,000	1,591,828
Series 2022-4, Class CK, 1.500%, 04/25/2051	103,750	55,430
Series 2022-43, Class AN, 4.250%, 07/25/2052	240,932	197,666
Series 2022-43, Class ZA, 4.500%, 07/25/2052	248,750	236,286
Series 2022-64, Class GM, 4.500%, 10/25/2052	3,161,000	2,803,880
Series 2022-68, Class Z, 5.000%, 10/25/2052	626,044	615,542
Series 2022-81, Class DO, -%, 11/25/2052(b)	1,474,485	674,269
Series 2022-88, Class EZ, 6.000%, 12/25/2052	4,407,699	4,476,669
Series 2022-90, Class AY, 4.500%, 12/25/2041	180,000	170,850
Series 2023-19, Class BZ, 5.000%, 05/25/2053	5,823,247	5,870,361
		96,542,424
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1, 6.500%, 05/25/2042	122,794	126,357
	Principal Amount	Value (Note 2)
Freddie Mac
Series 1996-1863, Class Z, 6.500%, 07/15/2026	$25	$25
Series 1997-1935, Class FK, 30D US SOFR + 0.81%, 02/15/2027(a)	3,817	3,820
Series 1997-1980, Class Z, 7.000%, 07/15/2027	13,447	13,514
Series 1998-2034, Class Z, 6.500%, 02/15/2028	8,361	8,493
Series 1998-2035, Class PC, 6.950%, 03/15/2028	2,106	2,126
Series 1998-2053, Class Z, 6.500%, 04/15/2028	7,239	7,283
Series 1998-2060, Class Z, 6.500%, 05/15/2028	3,691	3,743
Series 1998-2079, Class FA, 30D US SOFR + 0.61%, 07/17/2028(a)	3	3
Series 1998-2095, Class PE, 6.000%, 11/15/2028	7,846	7,918
Series 1998-2102, Class Z, 6.000%, 12/15/2028	23,992	24,239
Series 1999-2115, Class FB, 30D US SOFR + 0.56%, 01/15/2029(a)	8,670	8,660
Series 1999-2126, Class CB, 6.250%, 02/15/2029	8,771	8,855
Series 1999-2137, Class TH, 6.500%, 03/15/2029	2,767	2,808
Series 1999-2154, Class PL, 6.500%, 05/15/2029	75,270	75,687
Series 2000-2224, Class CB, 8.000%, 03/15/2030	7,244	7,557
Series 2001-2274, Class ZM, 6.500%, 01/15/2031	5,422	5,474
Series 2001-2279, Class Z, 6.000%, 01/15/2031	5,426	5,450
Series 2001-2320, Class FI, 30D US SOFR + 0.61%, 09/15/2029(a)	15,614	15,593
Series 2001-2322, Class FV, 30D US SOFR + 0.61%, 06/15/2030(a)	15,980	15,728
Series 2001-2324, Class PZ, 6.500%, 06/15/2031	87,125	90,108
Series 2001-2334, Class KB, 6.500%, 05/15/2028	36,402	36,764
Series 2001-2341, Class FP, 30D US SOFR + 1.01%, 07/15/2031(a)	16,790	16,898
Series 2001-2367, Class FA, 30D US SOFR + 0.63%, 06/15/2031(a)	16,518	16,469

See Notes to Financial Statements and Financial Highlights.

15 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2001-2372, Class F, 30D US SOFR + 0.61%, 10/15/2031(a)	$10,471	$10,460
Series 2001-2388, Class FR, 30D US SOFR + 0.76%, 06/15/2031(a)	14,147	14,146
Series 2001-2388, Class FB, 30D US SOFR + 0.71%, 01/15/2029(a)	12,326	12,331
Series 2001-2391, Class HF, 30D US SOFR + 0.66%, 06/15/2031(a)	5,668	5,655
Series 2001-2396, Class FM, 30D US SOFR + 0.56%, 12/15/2031(a)	12,367	12,366
Series 2001-2396, Class FN, 30D US SOFR + 0.76%, 12/15/2031(a)	92,602	92,871
Series 2002-2411, Class F, 30D US SOFR + 0.66%, 02/15/2032(a)	11,428	11,442
Series 2002-2412, Class OF, 30D US SOFR + 1.06%, 12/15/2031(a)	18,938	19,144
Series 2002-2417, Class FY, 30D US SOFR + 0.71%, 12/15/2031(a)	5,893	5,878
Series 2002-2424, Class FY, 30D US SOFR + 0.56%, 03/15/2032(a)	30,434	29,873
Series 2002-2430, Class WF, 6.500%, 03/15/2032	5,486	5,698
Series 2002-2433, Class FA, 30D US SOFR + 1.06%, 02/15/2032(a)	24,534	24,801
Series 2002-2460, Class FA, 30D US SOFR + 1.11%, 03/15/2032(a)	42,431	42,742
Series 2002-2466, Class FV, 30D US SOFR + 0.66%, 03/15/2032(a)	36,875	36,830
Series 2002-2470, Class EF, 30D US SOFR + 1.11%, 03/15/2032(a)	45,488	45,964
Series 2002-2478, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	13,221	13,120
Series 2002-2481, Class FE, 30D US SOFR + 1.11%, 03/15/2032(a)	12,853	12,988
Series 2002-2488, Class FU, 30D US SOFR + 0.71%, 03/15/2032(a)	43,515	43,428
Series 2002-2494, Class F, 30D US SOFR + 1.16%, 06/15/2031(a)	21,944	22,138
	Principal Amount	Value (Note 2)
Series 2002-2495, Class ZB, 4.500%, 09/15/2032	$24,583	$23,814
Series 2002-2510, Class FE, 30D US SOFR + 0.51%, 10/15/2032(a)	3,871	3,850
Series 2002-2513, Class AF, 30D US SOFR + 1.11%, 02/15/2032(a)	35,340	34,130
Series 2002-2516, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	33,584	33,937
Series 2002-2517, Class FR, 30D US SOFR + 0.46%, 10/15/2032(a)	26,306	26,105
Series 2002-2524, Class DH, 6.000%, 11/15/2032	25,652	26,486
Series 2002-2525, Class NU, 5.000%, 04/15/2032	53,671	52,824
Series 2002-2535, Class AW, 5.500%, 12/15/2032	6,970	7,133
Series 2002-2538, Class F, 30D US SOFR + 0.71%, 12/15/2032(a)	97,391	97,534
Series 2002-2541, Class BL, 5.500%, 12/15/2032	28,664	29,209
Series 2003-2554, Class MN, 5.500%, 01/15/2033	31,999	32,596
Series 2003-2557, Class HL, 5.300%, 01/15/2033	111,496	111,226
Series 2003-2557, Class NU, 5.250%, 03/15/2032	35,963	35,859
Series 2003-2557, Class WF, 30D US SOFR + 0.51%, 01/15/2033(a)	27,777	27,636
Series 2003-2568, Class D, 5.500%, 02/15/2033	26,292	26,812
Series 2003-2571, Class FY, 30D US SOFR + 0.86%, 12/15/2032(a)	14,550	14,634
Series 2003-2577, Class FC, 30D US SOFR + 0.61%, 02/15/2033(a)	64,062	63,683
Series 2003-2587, Class FW, 30D US SOFR + 0.58%, 03/15/2033(a)	26,403	26,286
Series 2003-2590, Class OZ, 4.000%, 03/15/2033	169,132	162,856
Series 2003-2614, Class FV, 30D US SOFR + 1.61%, 05/15/2033(a)	159,328	162,914
Series 2003-2624, Class QH, 5.000%, 06/15/2033	9,124	9,203
Series 2003-2626, Class ZX, 5.000%, 06/15/2033	218,902	209,592
Series 2003-2627, Class CN, 5.000%, 06/15/2033	26,970	27,203

See Notes to Financial Statements and Financial Highlights.

16 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2003-2631, Class DB, 5.000%, 06/15/2033	$148,000	$143,949
Series 2003-2647, Class A, 3.250%, 04/15/2032	47,349	45,844
Series 2003-2648, Class WZ, 5.000%, 07/15/2033	288,722	281,524
Series 2003-2668, Class LH, 5.000%, 09/15/2033	17,149	17,301
Series 2003-2707, Class FH, 30D US SOFR + 0.76%, 04/15/2032(a)	51,937	52,125
Series 2003-2711, Class FA, 30D US SOFR + 1.11%, 11/15/2033(a)	101,701	103,097
Series 2003-2717, Class LH, 5.500%, 12/15/2033	4,415	4,536
Series 2003-2725, Class TA, 4.500%, 12/15/2033	141,963	140,762
Series 2004-2750, Class TC, 5.250%, 02/15/2034	3,010	3,038
Series 2004-2768, Class PW, 4.250%, 03/15/2034	123,336	120,717
Series 2004-2802, Class OH, 6.000%, 05/15/2034	7,877	8,046
Series 2004-2835, Class KZ, 5.500%, 08/15/2034	27,246	28,003
Series 2004-2835, Class TB, 4.500%, 08/15/2034	277,675	271,652
Series 2004-2896, Class BZ, 5.000%, 11/15/2034	53,264	53,768
Series 2004-2901, Class KB, 5.000%, 12/15/2034	74,659	75,392
Series 2005-2916, Class MY, 5.500%, 01/15/2035	117,175	120,457
Series 2005-2927, Class EZ, 5.500%, 02/15/2035	7,250	7,131
Series 2005-2929, Class PG, 5.000%, 02/15/2035	28,187	28,460
Series 2005-2933, Class HD, 5.500%, 02/15/2035	15,271	15,544
Series 2005-2942, Class ZN, 5.500%, 03/15/2035	544,628	540,350
Series 2005-2953, Class PG, 5.500%, 03/15/2035	13,375	13,686
Series 2005-2962, Class KF, 30D US SOFR + 0.31%, 04/15/2035(a)	7,957	7,898
Series 2005-2973, Class GE, 5.500%, 05/15/2035	243,000	244,041
Series 2005-2980, Class QA, 6.000%, 05/15/2035	25,011	26,033
Series 2005-2996, Class GX, 5.500%, 06/15/2035	72,000	71,322
Series 2005-3012, Class WZ, 5.500%, 08/15/2035	255,010	251,998
	Principal Amount	Value (Note 2)
Series 2005-3012, Class ZE, 5.750%, 08/15/2035	$53,797	$55,737
Series 2005-3028, Class FM, 30D US SOFR + 0.36%, 09/15/2035(a)	6,916	6,865
Series 2005-3028, Class PG, 5.500%, 09/15/2035	32,933	33,504
Series 2005-3028, Class ZE, 5.500%, 09/15/2035	941,435	935,403
Series 2005-3033, Class WY, 5.500%, 09/15/2035	60,815	62,526
Series 2005-3036, Class NE, 5.000%, 09/15/2035	73,837	74,731
Series 2005-3042, Class PZ, 5.750%, 09/15/2035	170,327	174,428
Series 2005-3052, Class WH, 5.500%, 10/15/2035	14,662	15,032
Series 2005-3059, Class ZM, 5.000%, 02/15/2035	68,241	68,878
Series 2005-3062, Class DE, 5.500%, 11/15/2035	97,823	100,657
Series 2005-3068, Class Z, 5.500%, 11/15/2035	120,330	123,326
Series 2005-3070, Class FT, 30D US SOFR + 0.46%, 11/15/2035(a)	10,878	10,838
Series 2005-3072, Class NF, 30D US SOFR + 0.61%, 11/15/2035(a)	27,518	27,343
Series 2005-3085, Class FE, 30D US SOFR + 0.91%, 08/15/2035(a)	32,494	32,679
Series 2006-3098, Class PG, 5.000%, 01/15/2036	49,381	49,982
Series 2006-3122, Class OH, -%, 03/15/2036(b)	16,729	14,437
Series 2006-3123, Class HT, 5.000%, 03/15/2026	3,753	3,742
Series 2006-3136, Class KF, 30D US SOFR + 0.41%, 04/15/2036(a)	10,375	10,309
Series 2006-3137, Class XP, 6.000%, 04/15/2036	16,253	16,961
Series 2006-3143, Class BC, 5.500%, 02/15/2036	72,368	74,661
Series 2006-3145, Class FN, 30D US SOFR + 0.54%, 04/15/2036(a)	10,435	10,336
Series 2006-3148, Class CY, 6.000%, 04/15/2036	14,920	15,492
Series 2006-3153, Class UG, 30D US SOFR + 0.56%, 05/15/2036(a)	16,966	16,893
Series 2006-3154, Class PN, 5.500%, 05/15/2036	51,599	53,244

See Notes to Financial Statements and Financial Highlights.

17 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2006-3201, Class FL, 30D US SOFR + 0.71%, 08/15/2036(a)	$73,793	$73,540
Series 2006-3202, Class HF, 30D US SOFR + 0.46%, 08/15/2036(a)	29,966	29,662
Series 2006-3203, Class ZM, 5.000%, 08/15/2036	154,323	156,167
Series 2006-3204, Class ZM, 5.000%, 08/15/2034	71,136	71,801
Series 2006-3206, Class FE, 30D US SOFR + 0.51%, 08/15/2036(a)	33,486	33,040
Series 2006-3235, Class Z, 6.500%, 11/15/2036	658,955	695,252
Series 2006-3236, Class EF, 30D US SOFR + 0.41%, 11/15/2036(a)	9,406	9,271
Series 2006-3237, Class CD, 5.500%, 09/15/2036	57,317	57,247
Series 2006-3237, Class CE, 5.500%, 11/15/2036	122,000	122,901
Series 2006-3240, Class FG, 30D US SOFR + 1.22%, 11/15/2036(a)	151,194	149,097
Series 2006-3249, Class CB, 4.250%, 12/15/2036	266,812	260,887
Series 2007-3279, Class FB, 30D US SOFR + 0.43%, 02/15/2037(a)	57,984	57,091
Series 2007-3284, Class AZ, 4.500%, 03/15/2037	20,725	20,091
Series 2007-3301, Class FY, 30D US SOFR + 0.53%, 04/15/2037(a)	13,079	12,929
Series 2007-3311, Class DF, 30D US SOFR + 0.45%, 05/15/2037(a)	79,483	78,698
Series 2007-3312, Class PA, 5.500%, 05/15/2037	12,005	12,417
Series 2007-3316, Class FB, 30D US SOFR + 0.41%, 08/15/2035(a)	23,042	22,762
Series 2007-3349, Class HG, 5.500%, 07/15/2037	13,740	14,074
Series 2007-3361, Class AF, 30D US SOFR + 0.46%, 11/15/2036(a)	51,901	51,245
Series 2007-3367, Class YF, 30D US SOFR + 0.66%, 09/15/2037(a)	13,850	13,767
Series 2007-3368, Class AF, 30D US SOFR + 0.83%, 09/15/2037(a)	49,252	49,285
	Principal Amount	Value (Note 2)
Series 2007-3378, Class FA, 30D US SOFR + 0.69%, 06/15/2037(a)	$24,842	$24,755
Series 2007-3380, Class FM, 30D US SOFR + 0.70%, 10/15/2037(a)	61,670	61,424
Series 2007-3382, Class FG, 30D US SOFR + 0.71%, 11/15/2037(a)	31,312	31,205
Series 2007-3382, Class FL, 30D US SOFR + 0.81%, 11/15/2037(a)	57,522	57,549
Series 2007-3387, Class PF, 30D US SOFR + 0.53%, 11/15/2037(a)	20,137	19,937
Series 2007-3388, Class FJ, 30D US SOFR + 0.81%, 11/15/2037(a)	96,605	96,583
Series 2008-3404, Class DC, 5.500%, 01/15/2038	285,000	289,675
Series 2008-3405, Class PE, 5.000%, 01/15/2038	36,074	36,363
Series 2008-3409, Class DB, 6.000%, 01/15/2038	147,216	152,888
Series 2008-3411, Class FL, 30D US SOFR + 0.81%, 02/15/2038(a)	14,293	14,295
Series 2008-3415, Class DF, 30D US SOFR + 0.81%, 08/15/2035(a)	67,450	67,513
Series 2008-3415, Class PC, 5.000%, 12/15/2037	25,243	25,395
Series 2008-3415, Class TF, 30D US SOFR + 0.85%, 08/15/2035(a)	33,408	33,486
Series 2008-3450, Class PE, 5.000%, 05/15/2038	46,069	46,675
Series 2008-3469, Class CF, 30D US SOFR + 0.90%, 07/15/2038(a)	17,353	15,945
Series 2009-3536, Class FM, 30D US SOFR + 1.11%, 05/15/2039(a)	16,236	16,331
Series 2009-3539, Class B, 4.500%, 06/15/2029	44,000	43,879
Series 2009-3545, Class FA, 30D US SOFR + 0.96%, 06/15/2039(a)	46,201	46,211
Series 2009-3548, Class ZE, 5.500%, 12/15/2032	104,236	105,633
Series 2009-3549, Class FA, 30D US SOFR + 1.31%, 07/15/2039(a)	16,449	16,457
Series 2009-3564, Class NB, 5.000%, 08/15/2039	280,399	283,723

See Notes to Financial Statements and Financial Highlights.

18 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2009-3574, Class D, 5.000%, 09/15/2039	$56,254	$56,990
Series 2009-3584, Class FA, 30D US SOFR + 0.81%, 12/15/2036(a)	20,214	20,244
Series 2009-3587, Class DA, 4.500%, 10/15/2039	90,491	89,045
Series 2009-3588, Class CW, 7.645%, 10/15/2037(a)	263,111	273,210
Series 2009-3604, Class PO, -%, 05/15/2036(b)	50,281	41,784
Series 2009-3605, Class BF, 30D US SOFR + 0.97%, 11/15/2039(a)	97,485	98,168
Series 2009-3606, Class ZC, 5.000%, 04/15/2036	663,811	669,368
Series 2009-3611, Class FH, 30D US SOFR + 0.86%, 07/15/2034(a)	8,720	8,743
Series 2010-3620, Class EL, 4.000%, 01/15/2030	13,190	13,065
Series 2010-3622, Class PB, 5.000%, 01/15/2040	322,359	326,388
Series 2010-3626, Class ME, 5.000%, 01/15/2040	415,896	420,776
Series 2010-3631, Class PA, 4.000%, 02/15/2040	138,154	133,818
Series 2010-3653, Class B, 4.500%, 04/15/2030	40,759	40,645
Series 2010-3656, Class PM, 5.000%, 04/15/2040	116,487	117,950
Series 2010-3662, Class PJ, 5.000%, 04/15/2040	145,553	147,324
Series 2010-3664, Class DA, 4.000%, 11/15/2037	58,824	58,130
Series 2010-3747, Class PY, 4.000%, 10/15/2040	282,069	272,231
Series 2010-3747, Class CY, 4.500%, 10/15/2040	211,272	208,068
Series 2010-3770, Class GA, 4.500%, 10/15/2040	322,662	317,102
Series 2010-3770, Class JZ, 4.000%, 12/15/2040	7,398,599	7,112,764
Series 2010-3778, Class JA, 3.500%, 04/15/2040	62,294	61,424
Series 2011-3798, Class PJ, 4.000%, 01/15/2041	44,850	43,347
Series 2011-3800, Class AF, 30D US SOFR + 0.61%, 02/15/2041(a)	16,478	16,354
Series 2011-3819, Class ZQ, 6.000%, 04/15/2036	11,929	12,447
Series 2011-3822, Class FY, 30D US SOFR + 0.51%, 02/15/2033(a)	17,649	17,588
	Principal Amount	Value (Note 2)
Series 2011-3825, Class BP, 4.000%, 03/15/2041	$67,802	$64,467
Series 2011-3843, Class PZ, 5.000%, 04/15/2041	499,149	500,152
Series 2011-3843, Class FE, 30D US SOFR + 0.66%, 04/15/2041(a)	35,645	35,378
Series 2011-3844, Class PC, 5.000%, 04/15/2041	195,000	192,658
Series 2011-3852, Class TP, 27.08% - 30D US SOFR, 05/15/2041(a)	19,785	19,904
Series 2011-3852, Class QN, 26.79% - 30D US SOFR, 05/15/2041(a)	31,800	30,403
Series 2011-3857, Class ZP, 5.000%, 05/15/2041	1,271,700	1,273,443
Series 2011-3862, Class MA, 5.000%, 04/15/2041	61,962	62,513
Series 2011-3891, Class BF, 30D US SOFR + 0.66%, 07/15/2041(a)	32,638	32,379
Series 2011-3894, Class ZA, 4.500%, 07/15/2041	334,497	325,293
Series 2011-3905, Class BZ, 3.000%, 08/15/2041	178,038	138,003
Series 2011-3919, Class DL, 4.000%, 08/15/2030	298,000	288,466
Series 2011-3934, Class KB, 5.000%, 10/15/2041	495,806	500,620
Series 2011-3935, Class JZ, 4.500%, 10/15/2041	1,145,745	1,095,906
Series 2011-3939, Class AZ, 4.000%, 03/15/2041	320,951	305,061
Series 2011-3939, Class BZ, 4.500%, 06/15/2041	676,495	658,165
Series 2011-3940, Class MY, 4.000%, 10/15/2041	246,756	234,252
Series 2011-3957, Class HZ, 4.000%, 11/15/2041	582,072	550,796
Series 2011-3958, Class PJ, 4.500%, 09/15/2041	137,788	135,150
Series 2011-3959, Class MB, 4.500%, 11/15/2041	44,199	39,373
Series 2011-3963, Class JB, 4.500%, 11/15/2041	83,375	82,190
Series 2011-3968, Class LA, 4.500%, 12/15/2041	256,711	247,600
Series 2011-3969, Class JP, 4.500%, 09/15/2041	13,162	13,038
Series 2011-3978, Class CZ, 3.500%, 12/15/2041	2,123,344	1,959,635
Series 2012-3984, Class DF, 30D US SOFR + 0.66%, 01/15/2042(a)	26,782	26,575

See Notes to Financial Statements and Financial Highlights.

19 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2012-3989, Class JW, 3.500%, 01/15/2042	$165,786	$154,286
Series 2012-3994, Class JZ, 3.500%, 02/15/2042	887,425	817,789
Series 2012-3997, Class EC, 3.500%, 02/15/2042	59,120	49,941
Series 2012-3997, Class FQ, 30D US SOFR + 0.61%, 02/15/2042(a)	34,305	33,939
Series 2012-4001, Class FM, 30D US SOFR + 0.61%, 02/15/2042(a)	22,904	22,626
Series 2012-4010, Class FC, 30D US SOFR + 1.11%, 03/15/2042(a)	239,601	231,519
Series 2012-4011, Class DC, 4.000%, 09/15/2041	174,495	167,475
Series 2012-4011, Class DB, 4.000%, 09/15/2041	170,486	163,632
Series 2012-4012, Class GC, 3.500%, 06/15/2040	13,525	13,405
Series 2012-4020, Class PG, 2.500%, 03/15/2027	9,180	9,021
Series 2012-4037, Class CA, 3.000%, 04/15/2027	42,576	41,755
Series 2012-4039, Class LT, 3.500%, 05/15/2042	113,000	95,605
Series 2012-4048, Class CE, 4.000%, 05/15/2042	611,000	567,426
Series 2012-4050, Class ND, 2.500%, 09/15/2041	8,461	8,283
Series 2012-4062, Class MZ, 3.500%, 06/15/2042	436,677	404,807
Series 2012-4064, Class AY, 3.000%, 06/15/2027	37,508	36,904
Series 2012-4068, Class PE, 3.000%, 06/15/2042	327,000	292,884
Series 2012-4075, Class PB, 3.000%, 07/15/2042	83,344	75,005
Series 2012-4076, Class MV, 3.000%, 04/15/2031	43,305	42,775
Series 2012-4077, Class BE, 4.000%, 07/15/2042	130,000	116,543
Series 2012-4088, Class PB, 3.000%, 08/15/2042	116,972	103,769
Series 2012-4094, Class CW, 2.000%, 08/15/2042	147,169	125,070
Series 2012-4097, Class CU, 1.500%, 08/15/2027	25,000	23,589
Series 2012-4097, Class UF, 30D US SOFR + 0.46%, 08/15/2032(a)	40,490	40,444
Series 2012-4101, Class QN, 3.500%, 09/15/2042	342,234	315,225
Series 2012-4102, Class CB, 2.000%, 09/15/2042	150,000	129,148
	Principal Amount	Value (Note 2)
Series 2012-4104, Class AJ, 1.500%, 09/15/2027	$8,348	$8,062
Series 2012-4116, Class YB, 2.500%, 05/15/2042	132,000	107,107
Series 2012-4120, Class TC, 1.500%, 10/15/2027	3,902	3,756
Series 2012-4122, Class BA, 2.772%, 05/15/2040(a)(c)	123,571	114,486
Series 2012-4133, Class TA, 3.000%, 11/15/2042	308,106	248,821
Series 2012-4141, Class PL, 2.500%, 12/15/2042	274,000	191,443
Series 2013-4160, Class HB, 2.500%, 12/15/2032	14,094	13,035
Series 2013-4161, Class LT, 2.500%, 08/15/2042	294,957	266,591
Series 2013-4170, Class FW, 30D US SOFR + 1.06%, 01/15/2033(a)	11,934	11,869
Series 2013-4171, Class MN, 3.000%, 02/15/2043	144,000	107,533
Series 2013-4176, Class YD, 3.000%, 03/15/2043	50,000	41,127
Series 2013-4183, Class ME, 2.000%, 02/15/2042	306,226	290,186
Series 2013-4185, Class PB, 3.000%, 03/15/2043	447,134	414,403
Series 2013-4203, Class DJ, 2.500%, 04/15/2033	25,574	24,668
Series 2013-4204, Class QP, 3.000%, 05/15/2043	153,000	126,399
Series 2013-4218, Class DG, 2.500%, 07/15/2042	94,268	86,491
Series 2013-4220, Class EH, 2.500%, 06/15/2028	9,166	8,995
Series 2013-4231, Class FD, 30D US SOFR + 0.46%, 10/15/2032(a)	8,227	8,223
Series 2013-4246, Class PB, 4.000%, 09/15/2043	493,003	427,519
Series 2013-4265, Class FD, 30D US SOFR + 0.51%, 01/15/2035(a)	41,945	41,564
Series 2013-4283, Class EW, 4.500%, 12/15/2043(a)	171,297	167,409
Series 2014-4293, Class NM, 4.500%, 06/15/2043	18,581	18,142
Series 2014-4294, Class PF, 30D US SOFR + 0.51%, 01/15/2044(a)	11,072	10,898
Series 2014-4319, Class PM, 3.000%, 03/15/2043	41,565	40,496
Series 2014-4320, Class AP, 3.500%, 07/15/2039	107,684	104,542
Series 2014-4324, Class AY, 3.000%, 04/15/2029	568,738	550,044

See Notes to Financial Statements and Financial Highlights.

20 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2014-4368, Class GZ, 4.125%, 06/15/2041(d)	$1,306,451	$1,277,579
Series 2014-4370, Class PC, 2.500%, 09/15/2041	10,862	10,634
Series 2014-4403, Class CZ, 3.000%, 10/15/2044	155,462	88,545
Series 2014-4419, Class DC, 3.000%, 12/15/2044	240,000	194,167
Series 2015-4457, Class KZ, 3.000%, 04/15/2045	72,925	63,756
Series 2015-4459, Class CA, 5.000%, 12/15/2034	9,824	9,874
Series 2015-4461, Class EA, 2.000%, 07/15/2037	55,732	54,282
Series 2015-4498, Class JA, 2.500%, 04/15/2037	93,384	81,169
Series 2015-4508, Class UZ, 3.000%, 07/15/2043	55,545	43,156
Series 2016-4555, Class CP, 3.000%, 04/15/2045	312,354	300,002
Series 2016-4564, Class QA, 3.000%, 07/15/2029	11,362	11,310
Series 2016-4582, Class PA, 3.000%, 11/15/2045	103,438	94,965
Series 2016-4583, Class UP, 3.000%, 07/15/2045	132,994	121,943
Series 2016-4590, Class AK, 3.500%, 08/15/2027	32,159	31,935
Series 2016-4601, Class CZ, 3.000%, 12/15/2045	113,958	70,627
Series 2016-4613, Class AF, 30D US SOFR + 1.21%, 11/15/2037(a)	78,167	76,573
Series 2016-4629, Class KB, 3.000%, 11/15/2046	1,000,000	813,621
Series 2016-4639, Class HZ, 3.250%, 04/15/2053(d)	1,129,119	896,653
Series 2017-4656, Class EZ, 4.000%, 02/15/2047	339,549	317,777
Series 2017-4661, Class HA, 3.000%, 05/15/2043	20,781	20,684
Series 2017-4670, Class TY, 3.000%, 03/15/2047	346,000	278,003
Series 2017-4672, Class QD, 3.000%, 08/15/2045	25,854	25,286
Series 2017-4680, Class PA, 3.000%, 03/15/2046	88,062	83,705
Series 2017-4707, Class Z, 4.000%, 08/15/2047	127,809	79,589
Series 2017-4710, Class PA, 3.000%, 04/15/2045	85,139	82,245
Series 2017-4714, Class MY, 3.500%, 08/15/2047	1,000,000	904,222
Series 2017-4736, Class CL, 3.000%, 12/15/2047	154,734	130,905
	Principal Amount	Value (Note 2)
Series 2017-4748, Class GA, 3.000%, 01/15/2045	$22,865	$22,479
Series 2018-4767, Class Z, 3.000%, 12/15/2047	37,854	21,566
Series 2018-4773, Class DZ, 4.000%, 04/15/2048	158,294	148,043
Series 2018-4787, Class PY, 4.000%, 05/15/2048	40,401	37,739
Series 2018-4808, Class DG, 3.500%, 09/15/2045	521,552	512,821
Series 2018-4813, Class CJ, 3.000%, 08/15/2048	182,617	157,630
Series 2018-4818, Class CA, 3.000%, 04/15/2048	371,143	326,843
Series 2018-4821, Class ZM, 3.500%, 05/15/2048	336,939	297,175
Series 2018-4821, Class YZ, 4.000%, 02/15/2042	1,662,996	1,449,687
Series 2018-4839, Class AE, 4.000%, 04/15/2051	215,471	206,002
Series 2018-4846, Class PA, 4.000%, 06/15/2047	3,227	3,204
Series 2018-4857, Class HM, 3.500%, 11/15/2046	40,509	39,947
Series 2019-4863, Class AJ, 3.500%, 07/15/2038	39,297	37,571
Series 2019-4863, Class H, 7.000%, 03/15/2049	125,402	132,757
Series 2019-4896, Class BD, 3.500%, 07/25/2049	1,062,753	908,157
Series 2019-4911, Class HG, 2.250%, 04/15/2049	1,633,889	1,361,372
Series 2019-4926, Class BP, 3.000%, 10/25/2049	524,824	451,787
Series 2019-4942, Class A, 3.000%, 01/25/2049	93,333	85,908
Series 2020-4954, Class LZ, 2.500%, 02/25/2050	125,216	56,401
Series 2020-4961, Class JB, 2.500%, 12/15/2042	123,930	111,875
Series 2020-4989, Class FA, 30D US SOFR + 0.46%, 08/15/2040(a)	109,486	107,605
Series 2020-4989, Class FB, 30D US SOFR + 0.46%, 10/15/2040(a)	104,163	102,363
Series 2020-5000, Class HZ, 1.500%, 08/25/2050	251,525	125,716
Series 2020-5007, Class PY, 1.500%, 08/25/2050	218,000	89,035
Series 2020-5013, Class NH, 1.000%, 09/25/2050	173,579	86,359
Series 2020-5014, Class BP, 1.250%, 09/25/2040	214,828	185,462
Series 2020-5039, Class ZK, 2.500%, 11/25/2050	153,603	73,214

See Notes to Financial Statements and Financial Highlights.

21 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2020-5049, Class JZ, 2.000%, 11/25/2050	$142,843	$64,236
Series 2020-5049, Class WB, 0.750%, 12/25/2050	336,378	253,987
Series 2020-5068, Class UB, 0.500%, 01/25/2051	109,000	57,473
Series 2021-5080, Class CA, 2.000%, 02/25/2051	864,862	482,318
Series 2021-5083, Class MA, 2.000%, 03/25/2051	612,856	358,780
Series 2021-5085, Class HA, 1.500%, 03/25/2051	147,216	78,975
Series 2021-5092, Class BC, 2.500%, 06/25/2036	13,711	13,544
Series 2021-5103, Class LM, 1.500%, 05/25/2041	119,098	64,973
Series 2021-5103, Class LQ, 1.500%, 04/25/2050	199,863	102,200
Series 2021-5119, Class LM, 1.500%, 05/25/2041	202,779	106,965
Series 2021-5121, Class KE, 1.500%, 06/25/2051	301,427	147,114
Series 2021-5129, Class KC, 1.500%, 11/25/2049	140,553	121,591
Series 2021-5144, Class PC, 1.500%, 09/25/2051	358,650	297,063
Series 2021-5156, Class EC, 1.500%, 10/25/2051	434,989	215,337
Series 2021-5171, Class KY, 1.750%, 12/25/2051	172,000	90,995
Series 2021-5174, Class TQ, 2.000%, 08/25/2051	480,253	398,754
Series 2021-5178, Class LY, 1.500%, 12/25/2051	178,029	84,363
Series 2021-5182, Class M, 2.500%, 05/25/2049	319,660	280,923
Series 2022-5189, Class PG, 2.500%, 09/25/2051	87,000	78,189
Series 2022-5198, Class ZM, 3.000%, 02/25/2052	643,388	496,512
Series 2022-5200, Class WK, 2.500%, 03/25/2052	217,000	138,673
Series 2022-5201, Class CA, 2.500%, 07/25/2048	604,585	542,353
Series 2022-5207, Class CZ, 3.500%, 03/25/2052	378,793	235,802
Series 2022-5208, Class AL, 2.500%, 04/25/2042	1,386,302	1,019,083
Series 2022-5224, Class HL, 4.000%, 04/25/2052	1,700,000	1,526,212
Series 2022-5230, Class PE, 2.000%, 12/25/2051	600,000	473,224
Series 2022-5234, Class PH, 3.500%, 04/25/2051	758,748	722,923
	Principal Amount	Value (Note 2)
Series 2024-5407, Class LB, 6.000%, 05/25/2054	$6,901,530	$6,989,842
		65,875,832
Freddie Mac Strips
Series 2013-299, Class 300, 3.000%, 01/15/2043	148,874	135,395
Series 2013-300, Class 300, 3.000%, 01/15/2043	122,367	110,326
		245,721
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1, 1M US SOFR + 0.37%, 08/25/2031(a)	61,082	63,695
Series 2002-41, Class 3A, 4.348%, 07/25/2032(a)	1,841,032	1,682,413
Series 2003-55, Class 1A3A, 30D US SOFR + 0.51%, 03/25/2043(a)	229,125	228,246
		1,974,354
Ginnie Mae
Series 2003-76, Class TG, 5.500%, 09/20/2033	121,413	121,047
Series 2003-98, Class FY, 1M US SOFR + 0.46%, 09/20/2033(a)	4,161	4,159
Series 2004-1, Class TE, 5.000%, 06/20/2033	18,609	18,478
Series 2004-15, Class AY, 5.500%, 02/20/2034	132,215	133,603
Series 2004-22, Class AZ, 5.500%, 04/20/2034	175,559	177,816
Series 2004-26, Class ED, 5.500%, 04/16/2034	54,054	54,660
Series 2004-34, Class QL, 5.500%, 05/16/2034	135,625	136,714
Series 2004-55, Class MC, 5.500%, 07/20/2034	33,658	34,084
Series 2004-7, Class Z, 5.500%, 01/16/2034	1,561,263	1,570,215
Series 2004-87, Class BC, 4.500%, 10/20/2034	10,323	10,280
Series 2005-11, Class PL, 5.000%, 02/20/2035	25,909	25,865
Series 2005-13, Class NB, 5.000%, 02/20/2035	9,257	9,239
Series 2005-13, Class BG, 5.000%, 02/20/2035	145,633	145,974
Series 2005-3, Class JL, 5.000%, 12/16/2034	55,647	55,647
Series 2005-3, Class JM, 4.750%, 01/20/2035	39,853	39,333
Series 2005-3, Class OC, 5.000%, 01/20/2035	135,953	136,001
Series 2005-3, Class QB, 5.000%, 01/16/2035	43,672	43,687

See Notes to Financial Statements and Financial Highlights.

22 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2005-44, Class GZ, 5.000%, 07/20/2035	$93,113	$92,993
Series 2005-45, Class BF, 1M US SOFR + 0.41%, 06/20/2035(a)	27,943	27,682
Series 2005-49, Class B, 5.500%, 06/20/2035	64,156	65,114
Series 2005-51, Class DC, 5.000%, 07/20/2035	98,199	98,445
Series 2005-56, Class JA, 5.000%, 05/17/2035	10,399	10,399
Series 2005-56, Class BD, 5.000%, 07/20/2035	33,554	33,599
Series 2005-69, Class WD, 5.000%, 05/18/2035	35,403	35,401
Series 2005-73, Class PH, 5.000%, 09/20/2035	93,632	93,507
Series 2005-92, Class PB, 6.000%, 12/20/2035	126,872	130,847
Series 2006-10, Class PB, 5.500%, 03/20/2036	213,443	216,921
Series 2006-38, Class OH, 6.500%, 08/20/2036	23,249	23,178
Series 2007-18, Class PH, 5.500%, 03/20/2035	137,000	139,281
Series 2007-18, Class B, 5.500%, 05/20/2035	60,587	61,344
Series 2007-35, Class TE, 6.000%, 06/20/2037	86,886	89,283
Series 2007-35, Class NE, 6.000%, 06/16/2037	38,738	39,764
Series 2007-40, Class FY, 1M US SOFR + 0.44%, 07/16/2037(a)	27,253	27,113
Series 2007-44, Class PH, 6.000%, 07/20/2037	99,196	102,170
Series 2007-57, Class Z, 5.500%, 10/20/2037	862,778	875,614
Series 2007-6, Class LE, 5.500%, 02/20/2037	221,122	223,382
Series 2007-7, Class PG, 5.000%, 02/16/2037	20,503	20,514
Series 2007-79, Class FC, 1M US SOFR + 0.55%, 12/20/2037(a)	100,594	100,547
Series 2008-13, Class FB, 1M US SOFR + 0.61%, 02/20/2038(a)	20,118	20,077
Series 2008-20, Class CE, 5.500%, 06/16/2037	192,325	195,541
Series 2008-21, Class PZ, 5.500%, 11/20/2037	356,038	355,335
Series 2008-31, Class PC, 5.500%, 04/20/2038	40,677	41,183
Series 2008-33, Class PB, 5.500%, 04/20/2038	116,834	118,289
	Principal Amount	Value (Note 2)
Series 2008-37, Class L, 6.000%, 04/20/2038	$33,914	$34,432
Series 2008-38, Class BG, 5.000%, 05/16/2038	64,962	64,877
Series 2008-38, Class PL, 5.500%, 05/20/2038	178,578	181,773
Series 2008-38, Class PN, 5.500%, 05/20/2038	34,344	34,959
Series 2008-40, Class PL, 5.250%, 05/16/2038	118,000	119,836
Series 2008-41, Class PE, 5.500%, 05/20/2038	58,644	59,754
Series 2008-43, Class NB, 5.500%, 05/20/2038	113,432	113,988
Series 2008-47, Class ML, 5.250%, 06/16/2038	21,952	22,197
Series 2008-49, Class PB, 4.750%, 06/20/2038	23,968	23,762
Series 2008-50, Class KB, 6.000%, 06/20/2038	188,985	193,797
Series 2008-51, Class PH, 5.250%, 06/20/2038	33,674	34,053
Series 2008-51, Class FG, 1M US SOFR + 0.88%, 06/16/2038(a)	67,032	67,316
Series 2008-55, Class PL, 5.500%, 06/20/2038	26,495	26,711
Series 2008-58, Class PE, 5.500%, 07/16/2038	67,200	68,258
Series 2008-60, Class JP, 5.500%, 07/20/2038	199,233	200,820
Series 2008-60, Class JN, 5.500%, 07/20/2038	100,328	101,192
Series 2008-65, Class PG, 6.000%, 08/20/2038	179,179	180,387
Series 2008-66, Class FN, 1M US SOFR + 1.06%, 08/20/2038(a)	71,114	71,627
Series 2008-7, Class PQ, 5.000%, 02/20/2038	78,982	78,543
Series 2008-76, Class QE, 5.750%, 09/20/2038	58,000	58,360
Series 2008-77, Class FC, 1M US SOFR + 0.81%, 09/20/2038(a)	48,335	48,363
Series 2008-85, Class PG, 5.250%, 10/20/2038	28,431	28,346
Series 2008-89, Class JC, 5.500%, 08/20/2038	33,434	33,327
Series 2008-89, Class JD, 6.000%, 08/20/2038	38,835	38,706
Series 2008-9, Class FA, 1M US SOFR + 0.61%, 02/20/2038(a)	13,913	13,915

See Notes to Financial Statements and Financial Highlights.

23 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2009-1, Class FA, 1M US SOFR + 1.16%, 01/20/2039(a)	$58,293	$58,919
Series 2009-10, Class PH, 4.500%, 02/20/2039	24,466	24,052
Series 2009-10, Class NB, 5.000%, 02/16/2039	64,499	64,459
Series 2009-118, Class PY, 5.000%, 12/16/2039	15,398	15,326
Series 2009-12, Class NB, 5.000%, 03/20/2039	45,006	44,711
Series 2009-13, Class E, 4.500%, 03/16/2039	81,759	80,401
Series 2009-15, Class FM, 1M US SOFR + 1.15%, 03/20/2039(a)	55,008	55,208
Series 2009-24, Class WB, 5.000%, 03/20/2039	183,721	182,466
Series 2009-32, Class ZA, 5.500%, 05/20/2039	337,056	346,814
Series 2009-40, Class AD, 4.500%, 06/20/2039	309,000	301,434
Series 2009-47, Class LT, 5.000%, 06/20/2039	95,460	95,277
Series 2009-55, Class FN, 1M US SOFR + 1.11%, 07/20/2039(a)	20,236	20,429
Series 2009-58, Class PA, 4.500%, 07/20/2039	62,695	61,014
Series 2009-61, Class MP, 5.000%, 08/20/2039	27,315	27,293
Series 2009-61, Class AP, 4.000%, 08/20/2039	30,013	29,141
Series 2009-69, Class PH, 5.500%, 08/16/2039	92,000	91,579
Series 2009-75, Class GZ, 4.500%, 09/20/2039	79,827	78,884
Series 2009-76, Class JB, 4.500%, 07/20/2039	15,527	15,479
Series 2009-76, Class XA, 5.500%, 09/16/2039	425,664	427,064
Series 2009-77, Class KJ, 5.000%, 09/20/2039	95,333	96,067
Series 2009-83, Class TF, 1M US SOFR + 1.01%, 08/20/2039(a)	32,738	32,968
Series 2009-94, Class FA, 1M US SOFR + 0.81%, 10/16/2039(a)	66,570	66,682
Series 2010-103, Class WA, 5.662%, 08/20/2034(a)	186,167	188,912
Series 2010-105, Class BH, 3.000%, 01/16/2040	57,756	55,594
Series 2010-111, Class FA, 1M US SOFR + 0.46%, 09/20/2040(a)	38,581	38,184
	Principal Amount	Value (Note 2)
Series 2010-134, Class YL, 4.500%, 10/20/2040	$101,000	$97,425
Series 2010-14, Class HA, 4.500%, 02/16/2040	104,821	104,005
Series 2010-147, Class PG, 3.500%, 05/20/2040	35,092	34,549
Series 2010-157, Class OP, -%, 12/20/2040(b)	8,095	6,842
Series 2010-167, Class WL, 4.500%, 09/20/2040	738,957	719,745
Series 2010-169, Class JZ, 4.000%, 12/20/2040	185,475	175,684
Series 2010-19, Class GW, 4.750%, 02/20/2040	108,305	99,853
Series 2010-62, Class AF, 1M US SOFR + 0.56%, 04/16/2034(a)	12,134	12,132
Series 2010-76, Class NC, 4.500%, 06/20/2040	113,194	106,802
Series 2010-84, Class YB, 4.000%, 07/20/2040	18,150	17,334
Series 2010-H01, Class FA, 1M US SOFR + 0.93%, 01/20/2060(a)	10,466	10,490
Series 2010-H10, Class FC, 1M US SOFR + 1.11%, 05/20/2060(a)	54,207	54,456
Series 2010-H20, Class AF, 1M US SOFR + 0.44%, 10/20/2060(a)	57,386	57,141
Series 2010-H22, Class FE, 1M US SOFR + 0.46%, 05/20/2059(a)	709	704
Series 2010-H27, Class FA, 1M US SOFR + 0.49%, 12/20/2060(a)	19,413	19,336
Series 2011-100, Class MY, 4.000%, 07/20/2041	170,743	164,192
Series 2011-128, Class MD, 4.000%, 10/20/2040	87,630	86,747
Series 2011-137, Class WA, 5.591%, 07/20/2040(a)	178,382	181,203
Series 2011-18, Class PA, 4.000%, 08/20/2040	8,422	8,375
Series 2011-59, Class QC, 4.000%, 12/20/2040	191,081	186,193
Series 2011-66, Class UA, 4.000%, 05/16/2041	148,383	137,734
Series 2011-71, Class ZC, 5.500%, 07/16/2034	150,247	151,702
Series 2011-97, Class WA, 6.087%, 11/20/2038(a)	26,288	26,977
Series 2011-H01, Class AF, 1M US SOFR + 0.56%, 11/20/2060(a)	43,832	43,739

See Notes to Financial Statements and Financial Highlights.

24 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2011-H11, Class FB, 1M US SOFR + 0.61%, 04/20/2061(a)	$24,042	$23,987
Series 2011-H11, Class FA, 1M US SOFR + 0.61%, 03/20/2061(a)	66,988	66,886
Series 2011-H15, Class FA, 1M US SOFR + 0.56%, 06/20/2061(a)	15,996	15,955
Series 2012-108, Class CB, 2.500%, 09/20/2042	149,000	118,202
Series 2012-116, Class BY, 3.000%, 09/16/2042	267,000	212,324
Series 2012-127, Class PG, 1.750%, 09/16/2042	125,039	112,756
Series 2012-32, Class PE, 3.500%, 03/16/2042	117,000	104,837
Series 2012-38, Class PL, 3.250%, 01/20/2041	17,894	17,685
Series 2012-39, Class GA, 3.000%, 10/16/2040	22,797	22,000
Series 2012-51, Class VM, 3.500%, 04/16/2025	14,070	13,974
Series 2012-56, Class HZ, 3.500%, 06/20/2040	1,341,594	1,194,636
Series 2012-68, Class GE, 3.000%, 05/20/2042	4,247	3,317
Series 2012-76, Class GF, 1M US SOFR + 0.41%, 06/16/2042(a)	19,431	19,254
Series 2012-84, Class TB, 2.500%, 07/20/2042	390,245	320,795
Series 2012-H08, Class FC, 1M US SOFR + 0.68%, 04/20/2062(a)	163,242	163,106
Series 2012-H14, Class FK, 1M US SOFR + 0.69%, 07/20/2062(a)	82,731	82,615
Series 2012-H20, Class PT, 5.648%, 07/20/2062(a)	10,663	10,630
Series 2012-H24, Class FE, 1M US SOFR + 0.71%, 10/20/2062(a)	935	932
Series 2013-100, Class MA, 3.500%, 02/20/2043	26,957	26,426
Series 2013-115, Class PM, 4.000%, 08/20/2043	390,178	360,357
Series 2013-169, Class EZ, 3.250%, 11/16/2043	114,016	98,573
Series 2013-22, Class GB, 2.500%, 08/20/2042	115,781	101,857
Series 2013-41, Class MY, 3.000%, 03/20/2043	263,698	235,043
Series 2013-54, Class WA, 4.897%, 11/20/2042(a)	359,788	360,871
	Principal Amount	Value (Note 2)
Series 2013-6, Class BE, 3.000%, 01/20/2043	$104,000	$78,149
Series 2013-69, Class NA, 2.000%, 09/20/2042	168,581	148,348
Series 2013-70, Class LA, 1.000%, 05/20/2043	101,453	83,061
Series 2013-93, Class CA, 6.000%, 06/20/2043	898,775	925,322
Series 2013-98, Class KF, 1M US SOFR + 0.41%, 11/20/2041(a)	5,085	5,073
Series 2013-99, Class MF, 1M US SOFR + 0.41%, 07/20/2043(a)	52,805	51,886
Series 2013-H01, Class FA, 1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA, 1.650%, 02/20/2063	1,569	1,441
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	44,710	44,588
Series 2013-H09, Class HA, 1.650%, 04/20/2063	5,035	4,737
Series 2013-H18, Class EA, 1M US SOFR + 0.61%, 07/20/2063(a)	4,056	4,046
Series 2014-118, Class ZP, 4.000%, 08/20/2044	428,896	402,302
Series 2014-119, Class ZK, 3.500%, 08/16/2044	1,141,293	1,045,386
Series 2014-32, Class DA, 3.500%, 02/20/2044	101,590	86,112
Series 2014-53, Class JM, 6.976%, 04/20/2039(a)	130,676	137,320
Series 2014-98, Class HE, 3.000%, 07/20/2044	53,984	43,033
Series 2014-98, Class ZP, 3.000%, 07/16/2044	244,159	185,422
Series 2014-H10, Class TA, 1M US SOFR + 0.71%, 04/20/2064(a)	238,703	238,606
Series 2014-H15, Class FA, 1M US SOFR + 0.61%, 07/20/2064(a)	16,183	16,157
Series 2014-H16, Class FL, 1M US SOFR + 0.58%, 07/20/2064(a)	271,858	270,837
Series 2014-H19, Class HA, 3.000%, 09/20/2064	24,804	24,196
Series 2015-100, Class PD, 3.000%, 07/20/2045	190,263	172,704
Series 2015-190, Class LE, 3.500%, 06/20/2045	3,595	3,571
Series 2015-63, Class KA, 3.000%, 04/20/2040	33,494	27,693

See Notes to Financial Statements and Financial Highlights.

25 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2015-84, Class QA, 3.500%, 06/20/2045	$221,586	$198,650
Series 2015-91, Class QA, 2.908%, 05/20/2045(a)	1,391,248	1,212,416
Series 2015-H09, Class FA, 1M US SOFR + 0.73%, 04/20/2065(a)	197,290	196,926
Series 2015-H12, Class FB, 1M US SOFR + 0.71%, 05/20/2065(a)	46,745	46,657
Series 2015-H15, Class FC, 1M US SOFR + 0.69%, 06/20/2065(a)	78,565	78,357
Series 2015-H22, Class FC, 1M US SOFR + 0.71%, 09/20/2065(a)	32,923	32,852
Series 2015-H26, Class FA, 1M US SOFR + 0.63%, 10/20/2065(a)	36,784	36,739
Series 2015-H26, Class FG, 1M US SOFR + 0.63%, 10/20/2065(a)	169,342	168,789
Series 2015-H27, Class FA, 1M US SOFR + 0.86%, 09/20/2065(a)	1,535,706	1,535,281
Series 2015-H29, Class FA, 1M US SOFR + 0.81%, 10/20/2065(a)	959	958
Series 2015-H30, Class FE, 1M US SOFR + 0.71%, 11/20/2065(a)	35,862	35,853
Series 2015-H31, Class FT, 1M US SOFR + 0.76%, 11/20/2065(a)	8,945	8,942
Series 2015-H32, Class FH, 1M US SOFR + 0.77%, 12/20/2065(a)	118,351	118,399
Series 2016-116, Class GV, 3.000%, 05/20/2026	17,864	17,494
Series 2016-120, Class KA, 2.000%, 09/20/2046	4,738	3,683
Series 2016-136, Class PJ, 3.500%, 01/20/2046	190,662	160,788
Series 2016-136, Class MY, 2.500%, 10/20/2046	100,000	63,812
Series 2016-163, Class B, 3.000%, 10/20/2046	119,000	88,329
Series 2016-19, Class AC, 3.000%, 02/20/2046	259,000	214,030
Series 2016-46, Class Z, 3.000%, 04/20/2046	125,135	82,473
Series 2016-82, Class BA, 3.000%, 09/20/2045	28,207	27,731
Series 2016-H06, Class FC, 1M US SOFR + 1.03%, 02/20/2066(a)	93,301	93,464
	Principal Amount	Value (Note 2)
Series 2016-H08, Class FT, 1M US SOFR + 0.83%, 02/20/2066(a)	$36,158	$36,148
Series 2016-H11, Class F, 1M US SOFR + 0.91%, 05/20/2066(a)	2,469,337	2,470,116
Series 2016-H13, Class FT, 1M US SOFR + 0.69%, 05/20/2066(a)	3,997	3,995
Series 2016-H14, Class FA, 1M US SOFR + 0.91%, 06/20/2066(a)	404,145	404,241
Series 2016-H15, Class FA, 1M US SOFR + 0.91%, 07/20/2066(a)	863,373	863,588
Series 2016-H17, Class FC, 1M US SOFR + 0.94%, 08/20/2066(a)	144,480	144,582
Series 2016-H17, Class FK, 1M US SOFR + 0.96%, 07/20/2066(a)	43,931	43,974
Series 2016-H17, Class HA, 2.250%, 03/20/2066	115,638	112,810
Series 2016-H20, Class PT, 7.955%, 09/20/2066(a)	387,972	397,102
Series 2016-H23, Class PT, 7.752%, 09/20/2066(a)	505,773	514,511
Series 2016-H23, Class F, 1M US SOFR + 0.86%, 10/20/2066(a)	124,475	124,633
Series 2016-H24, Class FG, 1M US SOFR + 0.86%, 10/20/2066(a)	367,914	367,794
Series 2016-H26, Class FC, 1M US SOFR + 1.11%, 12/20/2066(a)	80,528	80,776
Series 2017-150, Class JE, 3.000%, 07/20/2047	55,239	51,053
Series 2017-170, Class MC, 2.500%, 10/20/2047	50,509	44,579
Series 2017-36, Class MJ, 3.000%, 03/20/2047	32,460	28,017
Series 2017-56, Class AZ, 3.000%, 04/20/2047	119,605	97,210
Series 2017-80, Class BJ, 3.000%, 03/20/2047	79,126	71,602
Series 2017-80, Class LO, -%, 05/20/2047(b)	98,373	73,665
Series 2017-H06, Class FE, 1M US SOFR + 0.66%, 02/20/2067(a)	49,592	49,542
Series 2017-H14, Class FD, 1M US SOFR + 0.58%, 06/20/2067(a)	76,509	76,153

See Notes to Financial Statements and Financial Highlights.

26 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2017-H15, Class FC, 1M US SOFR + 0.58%, 06/20/2067(a)	$150,338	$150,068
Series 2017-H16, Class PT, 4.690%, 05/20/2066(a)	10,453	10,327
Series 2017-H17, Class FG, 1M US SOFR + 0.61%, 08/20/2067(a)	14,170	14,145
Series 2017-H22, Class FH, 1Y US SOFR + 0.94%, 11/20/2067(a)	216,439	215,908
Series 2018-131, Class QA, 3.000%, 12/20/2047	238,906	217,073
Series 2018-160, Class AD, 3.500%, 02/20/2048	200,813	189,015
Series 2018-36, Class CZ, 4.000%, 03/20/2048	289,034	248,400
Series 2018-37, Class C, 2.500%, 01/20/2046	127,141	117,575
Series 2018-H07, Class FD, 1M US SOFR + 0.41%, 05/20/2068(a)	78,150	78,197
Series 2018-H09, Class FA, 1Y US SOFR + 1.22%, 04/20/2068(a)	383,770	389,438
Series 2019-1, Class EY, 4.000%, 10/20/2048	1,066,499	960,867
Series 2019-103, Class EK, 4.000%, 04/20/2049	2,921,162	2,684,676
Series 2019-111, Class TE, 2.000%, 09/20/2049	38,093	31,503
Series 2019-128, Class AL, 2.500%, 10/20/2049	300,000	204,519
Series 2019-15, Class A, -%, 07/20/2048(b)	300,226	182,438
Series 2019-18, Class HD, 3.500%, 02/20/2049	165,000	145,470
Series 2019-36, Class PD, 3.000%, 02/20/2049	226,477	202,563
Series 2019-H01, Class FT, 1M US SOFR + 0.51%, 10/20/2068(a)	19,561	19,500
Series 2019-H04, Class BA, 3.000%, 01/20/2069	67,735	66,610
Series 2019-H05, Class FT, 1Y US TI + 0.43%, 04/20/2069(a)	17,311	17,306
Series 2019-H08, Class FM, 1M US SOFR + 0.76%, 05/20/2069(a)	1,796,256	1,785,684
Series 2020-122, Class GZ, 3.000%, 08/20/2050	265,115	169,646
Series 2020-125, Class GC, 2.500%, 08/20/2050	21,055	17,456
Series 2020-125, Class GA, 2.500%, 03/20/2050	312,674	275,989
	Principal Amount	Value (Note 2)
Series 2020-127, Class LZ, 1.500%, 08/20/2050	$569,482	$230,312
Series 2020-134, Class ZU, 3.000%, 09/20/2050	114,664	66,207
Series 2020-148, Class ZP, 2.000%, 10/20/2050	230,725	92,860
Series 2020-149, Class LU, 1.000%, 10/20/2050	199,996	88,458
Series 2020-153, Class MP, 2.500%, 10/20/2050	292,545	253,496
Series 2020-153, Class ML, 2.500%, 10/20/2050	275,384	230,071
Series 2020-187, Class KZ, 2.000%, 12/20/2050	167,340	62,722
Series 2020-32, Class UM, 2.500%, 03/20/2050	1,137,694	1,003,037
Series 2020-5, Class LC, 3.500%, 10/20/2049	122,617	113,157
Series 2020-61, Class AB, 3.000%, 05/20/2048	43,785	43,066
Series 2020-62, Class WD, 0.466%, 05/20/2050(a)	488,945	278,808
Series 2020-62, Class PD, 3.000%, 05/20/2050	439,311	378,849
Series 2020-83, Class ML, 3.000%, 06/20/2050	113,602	100,914
Series 2020-98, Class CE, 3.000%, 07/20/2050	1,129,115	993,104
Series 2020-H01, Class FT, 1Y US TI + 0.50%, 01/20/2070(a)	20,468	20,362
Series 2020-H02, Class DA, 2.250%, 12/20/2069	86,137	84,075
Series 2020-H04, Class FP, 1M US SOFR + 0.61%, 06/20/2069(a)	188,471	188,057
Series 2020-H12, Class FE, 1M US SOFR + 1.21%, 06/20/2070(a)	958,804	974,382
Series 2020-H13, Class FA, 1M US SOFR + 0.56%, 07/20/2070(a)	184,651	182,096
Series 2021-104, Class AL, 1.500%, 06/20/2051	120,000	54,820
Series 2021-116, Class WZ, 2.000%, 07/20/2051	381,892	198,937
Series 2021-116, Class LZ, 2.500%, 07/20/2051	340,916	210,712
Series 2021-142, Class PZ, 0.750%, 08/20/2051	307,208	166,891
Series 2021-146, Class PO, -%, 07/20/2051(b)	338,715	115,452
Series 2021-146, Class DE, 1.750%, 08/20/2051	376,993	332,320
Series 2021-158, Class GK, 2.000%, 09/20/2051	150,493	92,597

See Notes to Financial Statements and Financial Highlights.

27 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2021-205, Class NK, 1.500%, 11/20/2051	$215,000	$131,945
Series 2021-25, Class HA, 2.000%, 02/20/2051	721,563	589,690
Series 2021-8, Class KZ, 2.000%, 01/20/2051	157,361	59,028
Series 2021-8, Class AQ, 5.000%, 01/20/2051	137,735	135,533
Series 2021-H01, Class FA, 1M US SOFR + 1.36%, 11/20/2070(a)	2,799,136	2,844,212
Series 2021-H12, Class GA, 4.567%, 07/20/2071(a)	85,286	84,451
Series 2022-100, Class EB, 3.000%, 06/20/2052	1,729,475	1,318,710
Series 2022-104, Class KY, 4.500%, 06/20/2052	383,627	342,101
Series 2022-112, Class BM, 3.000%, 06/20/2052	344,718	257,006
Series 2022-126, Class BY, 3.000%, 07/20/2052	960,094	605,561
Series 2022-127, Class WC, 3.500%, 07/20/2052	329,622	217,072
Series 2022-127, Class UL, 2.000%, 07/20/2052	309,557	152,575
Series 2022-137, Class PL, 4.000%, 08/20/2052	288,633	224,456
Series 2022-20, Class KZ, 2.500%, 01/20/2052	111,394	46,748
Series 2022-212, Class DZ, 5.500%, 12/20/2052	2,727,919	2,744,190
Series 2022-44, Class KZ, 4.500%, 03/20/2052	603,028	518,753
Series 2022-51, Class HZ, 3.000%, 03/20/2052	305,961	177,340
Series 2022-68, Class MD, 3.500%, 04/20/2052	223,000	163,171
Series 2022-76, Class PA, 4.000%, 04/20/2052	755,342	725,970
Series 2022-78, Class YX, 4.500%, 01/20/2051	759,860	750,077
Series 2022-H06, Class AB, 3.783%, 07/20/2067	104,570	102,968
Series 2023-150, Class JD, 6.000%, 10/20/2053	407,200	421,831
Series 2023-173, Class DX, 6.000%, 11/20/2053	2,720,000	2,799,198
Series 2023-47, Class HZ, 5.500%, 03/20/2053	1,358,737	1,347,455
Series 2023-55, Class HB, 6.500%, 04/20/2053	3,822,002	3,930,225
Series 2023-55, Class EB, 6.000%, 04/20/2053	23,483,111	23,483,164
Series 2023-57, Class CV, 5.000%, 04/20/2034	1,933,747	1,945,986

	Principal Amount	Value (Note 2)
Series 2023-59, Class GL, 6.000%, 04/20/2053	$7,761,342	$7,790,679
Series 2023-68, Class HB, 6.500%, 05/20/2053	10,712,834	11,184,239
		111,065,534
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ, 3.750%, 10/15/2041	867,446	803,199

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $285,623,318)	276,633,421

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.71%)

Fannie Mae-Aces
Series 2001-M1, Class D, 6.460%, 02/25/2031(a)	82,277	82,255
Series 2006-M2, Class A3F, 5.345%, 09/25/2031(a)	139,929	140,325
Series 2013-M6, Class 1AC, 3.388%, 02/25/2043(a)	9,846,008	9,316,667
Series 2016-M11, Class AL, 2.944%, 07/25/2039	413,200	368,455
Series 2018-M12, Class A1, 3.546%, 08/25/2030	626,432	620,451
Series 2018-M15, Class 1A2, 3.700%, 01/25/2036	470,000	437,120
Series 2019-M10, Class A1, 2.000%, 04/25/2030	154,085	151,894
Series 2019-M14, Class A1, 2.304%, 06/25/2029	7,064	7,018
Series 2019-M24, Class 2XA, 1.143%, 03/25/2031(a)(c)	4,208,187	211,781
Series 2020-M1, Class A2, 2.444%, 10/25/2029	300,000	270,813
Series 2020-M10, Class X1, 1.771%, 12/25/2030(a)(c)	754,112	49,425
Series 2020-M10, Class X4, 0.885%, 07/25/2032(a)(c)	46,531,821	1,874,709
Series 2020-M12, Class IO, 1.285%, 07/25/2029(a)(c)	54,170,198	2,183,408
Series 2020-M13, Class X2, 1.227%, 09/25/2030(a)(c)	7,252,652	304,818
Series 2022-M5, Class A1, 2.353%, 01/01/2034(a)	281,493	257,615
Series 2022-M5, Class A3, 2.353%, 01/01/2034(a)	1,495,000	1,235,558
Series 2022-M8, Class A2, 1.936%, 12/25/2031(a)	100,000	83,477
		17,595,789

See Notes to Financial Statements and Financial Highlights.

28 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3, 1.956%, 09/25/2046	$1,600,000	$1,195,840

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1, 2.018%, 09/25/2025	924,993	912,876
Series 2016-KS07, Class X, 0.600%, 09/25/2025(a)(c)	64,111,411	322,301
Series 2017-K153, Class X1, 0.271%, 10/25/2031(a)(c)	98,917,153	1,173,068
Series 2017-Q006, Class A2, 3.734%, 04/25/2028(a)	3,990,672	3,780,902
Series 2018-K154, Class X1, 0.291%, 11/25/2032(a)(c)	134,511,391	2,220,030
Series 2018-K156, Class X1, 0.069%, 06/25/2033(a)(c)	621,468,480	3,904,251
Series 2018-K158, Class X1, 0.071%, 10/25/2033(a)(c)	348,985,362	2,601,860
Series 2019-KLU2, Class X1, 0.956%, 08/25/2029(a)(c)	84,806,262	2,926,774
Series 2020-Q013,
Class APT2, 1.165%, 04/25/2027(a)	3,308,593	3,067,801
Series 2021-1521, Class X1, 0.979%, 08/25/2036(a)(c)	15,573,521	1,227,914
Series 2021-KLU3, Class X1, 1.932%, 01/25/2031(a)(c)	174,100,269	14,616,990
		36,754,767
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $59,500,123)		55,546,396

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (14.23%)

Fannie Mae Pool
Series 2003-386375, 4.790%, 08/01/2028	515,920	514,204
Series 2005-843080, 6.000%, 12/01/2034	103,241	104,217
Series 2006-, 6.000%, 02/01/2036	91,829	92,771
Series 2007-943003, 5.500%, 08/01/2047	75,114	74,339
Series 2009-, 4.500%, 06/01/2039	286,190	279,270
Series 2009-463331, 5.250%, 08/01/2029	432,241	439,326
Series 2009-930895, 4.500%, 03/01/2039	140,327	137,420

	Principal Amount	Value (Note 2)
Series 2009-931707, 4.500%, 08/01/2039	$86,407	$83,945
Series 2009-958348, 5.440%, 04/01/2027	124,381	123,974
Series 2009-958878, 5.750%, 07/01/2027	1,235,906	1,231,867
Series 2010-, 3.500%, 10/01/2040	282,255	264,121
Series 2011-, 6.210%, 12/01/2029	215,915	222,088
Series 2011-468477, 4.590%, 08/01/2026	374,350	374,376
Series 2011-469013, 5.470%, 08/01/2026	956,447	970,534
Series 2011-AH9290, 4.000%, 04/01/2041	18,941	17,733
Series 2012-, 3.000%, 12/01/2042	93,624	82,626
3.000%, 01/01/2043	117,527	105,527
3.040%, 12/01/2030	1,128,839	1,046,822
3.500%, 04/01/2042	51,046	46,484
Series 2012-470020, 4.200%, 01/01/2030	1,504,027	1,471,586
Series 2012-AM0279, 3.210%, 08/01/2027	274,647	264,856
Series 2012-AM1387, 3.260%, 11/01/2032	93,543	88,756
Series 2012-MA1214, 3.000%, 10/01/2042	534,104	471,409
Series 2013-, 3.000%, 01/01/2043	263,217	236,347
3.000%, 02/01/2043	335,089	295,736
3.000%, 04/01/2043	207,482	183,111
3.000%, 07/01/2043	226,570	196,607
3.000%, 08/01/2043	63,244	56,252
3.380%, 05/01/2028	244,469	236,374
4.370%, 07/01/2028	809,855	805,780
4.410%, 09/01/2028	82,553	81,972
Series 2013-AM4329, 3.870%, 10/01/2025	184,421	182,846
Series 2013-AM4781, 4.180%, 11/01/2028	1,148,047	1,132,565
Series 2013-AM4991, 3.970%, 12/01/2025	151,684	150,449
Series 2013-AR2289, 3.000%, 02/01/2033	166,594	157,499
Series 2013-AT9663, 2.500%, 07/01/2043	398,689	336,825
Series 2013-MA1586, 3.000%, 08/01/2043	148,877	133,677
Series 2014-, 3.000%, 06/01/2053	1,035,945	895,148
3.300%, 11/01/2026	251,425	245,664
3.730%, 07/01/2034	548,280	524,186
4.060%, 03/01/2030	445,620	435,304

See Notes to Financial Statements and Financial Highlights.

29 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2015-, 3.180%, 07/01/2035	$650,004	$576,424
3.390%, 07/01/2035	189,185	171,550
3.500%, 10/01/2045	1,427,501	1,306,927
3.600%, 02/01/2040	223,409	206,902
3.610%, 08/01/2030	300,000	285,053
4.000%, 01/01/2041	113,824	108,516
4.500%, 06/01/2045	125,260	121,666
Series 2015-AM8666, 2.960%, 06/01/2030	165,931	153,893
Series 2015-AM8918, 3.250%, 09/01/2030	731,000	680,472
Series 2015-AM9173, 3.110%, 06/01/2027	226,757	218,654
Series 2015-AM9288, 2.930%, 07/01/2025	5,419,572	5,344,579
Series 2016-, 3.159%, 07/01/2036(a)	1,628,539	1,432,225
6.000%, 07/01/2039	98,320	100,789
Series 2016-AL8405, 4.500%, 05/01/2041	119,537	116,617
Series 2016-AN0665, 3.070%, 02/01/2026	186,904	183,259
Series 2016-AN2228, 2.520%, 08/01/2026	179,281	172,585
Series 2016-AN3542, 3.410%, 11/01/2046	341,023	295,197
Series 2016-AN3749, 2.520%, 12/01/2026	432,889	416,283
Series 2016-BC0943, 3.500%, 05/01/2046	253,728	232,279
Series 2017-, 2.000%, 01/01/2032	100,098	92,803
2.880%, 09/01/2027	4,646,321	4,439,903
3.000%, 10/01/2027	1,225,175	1,176,325
3.010%, 07/01/2027	252,693	242,751
3.160%, 07/01/2027	144,901	140,007
3.170%, 01/01/2029	190,311	179,224
3.200%, 01/01/2029	142,136	135,112
3.210%, 11/01/2032	100,000	89,392
3.235%, 02/01/2032	134,642	123,579
3.350%, 01/01/2029	189,025	181,449
3.450%, 03/01/2029	296,412	284,274
3.500%, 06/01/2047	279,272	251,153
Series 2017-AN4431, 3.220%, 01/01/2027	85,000	82,681
Series 2017-AN4469, 3.640%, 01/01/2029	653,906	630,756
Series 2017-AN4529, 3.620%, 01/01/2027	784,713	770,799
Series 2017-AN4833, 3.320%, 04/01/2027	95,000	92,350
Series 2017-AN5279, 3.340%, 04/01/2029	433,640	411,802
Series 2017-AN5742, 3.190%, 05/01/2030	131,131	122,536

	Principal Amount	Value (Note 2)
Series 2017-AN5796, 3.030%, 06/01/2027	$260,051	$250,697
Series 2017-AN6670, 3.210%, 09/01/2027	1,838,555	1,764,190
Series 2017-AN7060, 2.930%, 10/01/2027	1,780,000	1,695,839
Series 2017-AN7234, 3.010%, 12/01/2027	969,626	929,011
Series 2017-AN7384, 2.880%, 12/01/2027	46,552	44,429
Series 2017-AN7547, 3.370%, 11/01/2027	1,045,853	1,006,536
Series 2017-AN7823, 2.890%, 12/01/2027	235,000	224,241
Series 2017-CA0522, 3.000%, 10/01/2047	191,463	165,883
Series 2018-, 3.000%, 02/01/2033	42,007	40,051
3.000%, 04/01/2048	890,346	791,752
3.320%, 04/01/2028	550,000	529,476
3.430%, 03/01/2033	974,130	888,172
3.485%, 04/01/2028	6,350,000	6,144,593
3.500%, 09/01/2028	130,000	124,887
3.500%, 05/01/2048	181,446	173,052
3.545%, 04/01/2028	636,030	617,400
3.660%, 05/01/2033	700,000	645,403
3.740%, 07/01/2028	175,000	169,971
3.940%, 10/01/2036	316,503	292,025
4.010%, 12/01/2030	296,795	288,042
4.500%, 09/01/2040	104,804	100,656
4.500%, 07/01/2041	247,177	239,503
4.500%, 08/01/2041	266,420	262,058
5.500%, 08/01/2048	479,278	481,875
6.000%, 08/01/2048	101,650	103,066
Series 2018-109435, 3.890%, 08/01/2028	1,813,895	1,771,991
Series 2018-387770, 3.625%, 07/01/2028	2,570,000	2,486,079
Series 2018-387853, 3.455%, 08/01/2025	225,000	222,340
Series 2018-387983, 3.630%, 08/01/2028	1,964,976	1,878,396
Series 2018-AN8272, 3.170%, 02/01/2028	100,000	95,978
Series 2018-AN8493, 3.300%, 02/01/2030	406,619	378,453
Series 2018-AN8982, 3.440%, 05/01/2028	994,915	959,069
Series 2018-AN9038, 3.460%, 05/01/2028	135,000	130,555
Series 2018-AN924, 4.210%, 05/01/2033	490,745	482,526
Series 2018-AN9976, 3.960%, 02/01/2030	470,000	453,986
Series 2019-, 2.520%, 11/01/2029	139,313	126,961

See Notes to Financial Statements and Financial Highlights.

30 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
2.820%, 10/01/2039	$919,279	$743,335
3.000%, 08/01/2049	69,916	62,238
3.490%, 03/01/2029	189,000	180,831
3.500%, 08/01/2048	114,740	105,047
3.940%, 06/01/2035	2,600,000	2,393,498
4.000%, 07/01/2048	589,093	556,869
4.070%, 11/01/2026	129,885	127,965
4.500%, 08/01/2058	404,221	387,852
5.500%, 06/01/2049	164,765	167,677
6.000%, 05/01/2049	1,743,735	1,790,013
Series 2019-BI2928, 3.410%, 07/01/2027	791,148	769,171
Series 2019-BL1188, 3.480%, 02/01/2026	191,301	188,452
Series 2019-BL1300, 4.200%, 01/01/2029	1,375,000	1,350,593
Series 2019-BL1451, 3.760%, 02/01/2029	678,412	655,116
Series 2019-BL1567, 3.590%, 02/01/2029	2,746,199	2,629,641
Series 2019-BL1596, 3.480%, 03/01/2029	158,367	151,861
Series 2019-BL2356, 3.020%, 05/01/2026	165,000	161,478
Series 2019-BL2460, 3.400%, 05/01/2029	556,831	531,226
Series 2019-BL3182, 2.980%, 07/01/2029	240,215	224,471
Series 2019-BM6011, 3.283%, 11/01/2026(a)	57,539	56,497
Series 2019-BM6152, 3.500%, 06/01/2044	926,476	849,369
Series 2019-MA3784, 3.500%, 09/01/2049	2,101,847	1,861,639
Series 2020-, 1.400%, 11/01/2032	7,945,000	6,228,370
1.500%, 01/01/2036	648,237	557,379
2.150%, 09/01/2029	500,000	446,291
3.000%, 03/01/2050	221,532	187,808
3.500%, 04/01/2050	172,058	151,541
Series 2021-, 1.710%, 08/01/2031	751,000	622,399
3.500%, 11/01/2051	711,849	626,520
Series 2022-, 2.030%, 12/01/2028	100,000	90,697
2.150%, 03/01/2029	150,000	136,210
2.400%, 03/01/2029	143,383	131,735
3.130%, 01/01/2029	145,652	137,779
3.790%, 05/01/2032	2,148,000	1,990,505
3.890%, 07/01/2032	690,000	652,846
3.910%, 06/01/2032	1,181,000	1,106,877
3.980%, 10/01/2032	700,000	664,563
4.110%, 09/01/2032	1,815,000	1,721,593
4.140%, 08/01/2032	2,038,000	1,932,947
4.240%, 07/01/2032	1,681,304	1,613,467
4.520%, 10/01/2032	1,209,000	1,175,773
5.080%, 10/01/2029	950,000	968,356

	Principal Amount	Value (Note 2)
5.120%, 11/01/2032	$2,979,000	$2,986,343
5.250%, 10/01/2032	7,898,000	7,941,692
5.300%, 10/01/2032	8,632,000	8,626,100
5.440%, 12/01/2032	7,633,000	7,676,977
5.500%, 07/01/2042	1,110,887	1,117,442
5.500%, 11/01/2052	10,477,702	10,492,897
5.620%, 11/01/2032	2,901,983	2,917,748
5.730%, 11/01/2032	16,500,000	16,596,520
6.120%, 11/01/2032	1,662,312	1,675,008
6.500%, 11/01/2052	1,963,108	1,986,784
Series 2023-, 1.500%, 01/01/2042	4,073,706	3,317,942
4.885%, 03/01/2033	750,000	756,099
5.030%, 04/01/2028	4,957,000	4,963,162
5.090%, 01/01/2029	816,000	828,994
5.470%, 11/01/2033	1,010,190	1,014,357
5.500%, 02/01/2053	8,399,791	8,384,351
5.555%, 01/01/2030	8,933,000	9,122,982
6.000%, 02/01/2053	957,965	969,100
6.500%, 06/01/2043	3,046,164	3,110,291
6.500%, 04/01/2053	1,597,031	1,646,306
6.500%, 05/01/2053	3,999,166	4,168,824
6.500%, 08/01/2053	8,594,107	8,815,752
7.000%, 04/01/2053	1,254,927	1,287,890
7.500%, 01/01/2054	520,973	548,654
Series 2024-, 5.340%, 07/01/2029	10,000,000	10,109,168
7.000%, 02/01/2054	1,551,241	1,628,359
7.000%, 05/01/2054	1,967,190	2,050,012
7.500%, 01/01/2054	1,693,794	1,747,926
		226,900,676
Freddie Mac
Series 2005-2936, Class FC, 30D US SOFR + 0.51%, 03/15/2029(a)	11,084	11,059
Freddie Mac Gold Pool
Series 2005-, 5.500%, 12/01/2035	157,067	153,566
Series 2006-, 6.000%, 01/01/2036	28,095	28,392
Series 2007-, 5.500%, 11/01/2037	55,639	55,019
Series 2012-, 3.500%, 08/01/2042	96,844	88,044
Series 2013-G80393, 5.000%, 08/20/2036	113,084	112,124
Series 2013-T65180, 3.000%, 11/01/2043	95,260	84,167
Series 2015-, 3.000%, 08/01/2045	1,888,133	1,666,342
Series 2015-U49046, 4.000%, 02/01/2029	19,612	19,309
Series 2016-, 3.500%, 06/01/2046	314,764	288,522
		2,495,485

See Notes to Financial Statements and Financial Highlights.

31 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Freddie Mac Pool
Series 2018-, 3.000%, 05/01/2045	$245,433	$217,993
3.000%, 09/01/2045	677,271	597,585
3.000%, 12/01/2045	357,967	310,070
3.500%, 12/01/2045	53,467	48,350
4.500%, 09/01/2044	452,411	428,787
6.000%, 07/01/2048	229,271	232,444
Series 2020-, 2.000%, 06/01/2050	805,091	623,521
Series 2021-, 2.190%, 06/01/2034	144,913	118,023
Series 2022-, 3.000%, 02/01/2046	3,512,144	3,043,119
Series 2023-, 4.600%, 01/01/2033	6,743,000	6,562,589
4.750%, 01/01/2033	16,673,950	16,391,373
4.900%, 01/01/2033	5,000,000	4,932,244
5.500%, 02/01/2053	9,143,492	9,103,579
6.500%, 04/01/2053	22,655,347	23,216,739
6.500%, 05/01/2053	12,467,526	12,885,951
7.000%, 01/01/2053	3,355,583	3,530,643
Series 2024-, 5.030%, 02/01/2029	5,000,000	4,980,807
		87,223,817

Ginnie Mae I Pool
Series 2010-, 4.500%, 08/15/2040	298,383	285,753
Series 2013-, 3.000%, 03/15/2043	319,771	287,860
		573,613

Ginnie Mae II Pool
Series 2010-, 4.000%, 09/20/2040	76,673	71,871
4.000%, 11/20/2040	75,527	70,798
4.000%, 12/20/2040	148,424	140,111
4.500%, 08/20/2040	247,101	237,743
4.875%, 01/20/2035	121,172	118,362
1M US SOFR + 2.071%, 08/20/2060(a)	130,147	133,558
Series 2011-, 4.000%, 09/20/2041	227,207	215,890
4.500%, 07/20/2041	73,836	72,179
Series 2012-, 3.500%, 03/20/2042	313,399	281,391
3.500%, 04/20/2042	67,004	60,160
3.500%, 05/20/2042	115,340	103,612
3.500%, 06/20/2042	70,407	63,247
3.500%, 08/20/2042	75,254	67,599
3.500%, 09/20/2042	61,505	55,222
3.500%, 10/20/2042	72,804	65,366
3.500%, 12/20/2042	202,023	181,383
4.000%, 02/20/2042	21,969	20,593
4.000%, 04/20/2042	85,847	80,469
4.000%, 09/20/2042	88,873	84,099

	Principal Amount	Value (Note 2)
Series 2012-5302, 3.500%, 02/20/2042	$186,324	$167,290
Series 2013-, 2.500%, 02/20/2043	114,529	97,208
3.000%, 06/20/2043	177,859	156,170
3.000%, 08/20/2043	383,675	343,460
3.250%, 04/20/2033	241,435	229,733
3.500%, 04/20/2043	195,611	175,644
3.500%, 05/20/2043	90,872	82,578
3.500%, 06/20/2043	89,819	81,743
4.000%, 09/20/2043	253,740	238,795
Series 2013-MA1149, 3.000%, 07/20/2043	11,270	9,830
Series 2014-, 4.500%, 02/20/2034	246,443	243,304
4.500%, 06/20/2034	502,736	496,601
4.500%, 02/20/2044	242,712	241,103
4.500%, 05/20/2044	910,573	879,236
1M US SOFR + 2.295%, 02/20/2064(a)	480,012	491,598
Series 2015-, 3.000%, 01/20/2040	203,900	178,979
3.500%, 06/20/2035	221,076	211,121
3.750%, 05/20/2045	95,623	88,716
4.500%, 08/20/2045	501,479	485,158
Series 2016-, 2.500%, 05/20/2031	183,313	174,387
3.000%, 06/20/2046	212,609	187,875
3.000%, 07/20/2046	207,015	181,688
3.500%, 06/20/2046	349,166	318,205
4.500%, 09/20/2045	217,873	210,386
4.500%, 03/20/2046	145,083	144,122
Series 2016-MA3588, 3.500%, 04/20/2046	238,330	213,959
Series 2016-MA3793, 3.500%, 07/20/2046	653,651	586,806
Series 2016-MA3865, 3.500%, 08/20/2046	406,407	364,877
Series 2017-, 2.500%, 01/20/2032	208,154	197,639
3.000%, 11/20/2032	193,287	184,366
3.500%, 10/20/2047	157,669	143,833
3.500%, 12/20/2047	599,560	542,229
4.490%, 01/20/2067(a)	113,485	111,131
Series 2018-, 3.500%, 02/20/2036	2,191,881	2,051,628
3.500%, 08/20/2047	107,084	98,199
3.500%, 01/20/2048	59,894	54,655
3.500%, 04/20/2048	414,916	379,938
4.000%, 05/20/2048	2,470,964	2,307,191
4.000%, 09/20/2048	2,150,620	2,008,748
4.500%, 07/20/2048	573,236	542,680
4.500%, 09/20/2048	265,102	256,240
5.500%, 10/20/2048	362,636	367,901
Series 2019-, 3.500%, 12/20/2047	384,403	351,159
3.500%, 08/20/2049	352,158	320,902

See Notes to Financial Statements and Financial Highlights.

32 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
3.500%, 12/20/2049	$131,790	$116,676
4.000%, 04/20/2049	100,329	92,545
4.500%, 09/20/2049	348,210	334,726
4.500%, 11/20/2049	724,117	691,609
5.500%, 06/20/2049	98,195	99,258
6.000%, 01/20/2049	301,084	311,477
Series 2019-784688, 5.000%, 02/20/2049	605,538	594,285
Series 2019-MA5864, 3.000%, 04/20/2049	20,794	18,322
Series 2019-MA5920, 3.000%, 05/20/2049	13,208	11,518
Series 2019-MA5936, 6.500%, 05/20/2049	34,095	35,563
Series 2020-, 2.000%, 11/20/2050	2,734,577	2,197,171
2.500%, 01/20/2050	167,519	140,492
3.000%, 11/20/2050	148,160	127,185
3.500%, 12/20/2049	1,679,387	1,483,746
3.500%, 10/20/2050	188,846	168,243
4.000%, 02/20/2050	330,702	308,911
4.000%, 04/20/2050	523,052	481,174
4.000%, 05/20/2050	161,324	148,407
4.000%, 11/20/2050	675,282	617,020
Series 2021-, 2.000%, 09/20/2051	2,157,511	1,702,503
3.000%, 08/20/2051	876,778	779,073
4.000%, 02/20/2051	200,201	184,169
4.000%, 03/20/2051	1,541,251	1,441,480
Series 2022-, 3.000%, 12/20/2044	2,506,590	2,181,036
3.000%, 05/20/2052	3,097,210	2,656,520
4.000%, 08/20/2052	1,825,144	1,699,978
4.000%, 09/20/2052	13,925,716	12,957,519
5.000%, 05/20/2052	982,277	950,444
5.000%, 06/20/2052	612,781	599,757
6.000%, 12/20/2052	1,907,145	1,957,333
Series 2023-, 5.500%, 05/20/2053	6,068,367	6,116,285
6.000%, 08/20/2053	15,657,843	16,078,424
6.500%, 04/20/2053	10,389,062	10,739,715
6.500%, 10/20/2053	13,657,949	14,074,257
6.500%, 11/20/2053	2,697,706	2,775,874
7.000%, 10/20/2053	3,274,586	3,409,524
8.000%, 12/20/2063	4,466,054	4,641,435
Series 2024-, 3.000%, 10/20/2050	4,600,170	3,971,471
6.000%, 06/20/2054	2,269,195	2,297,925
6.500%, 08/20/2054	2,241,961	2,306,578
6.500%, 04/20/2064	2,453,559	2,483,780
6.500%, 05/20/2064	3,663,942	3,718,565
6.500%, 10/20/2064	8,427,000	8,530,795
8.000%, 12/20/2053	1,192,017	1,229,631
8.000%, 08/20/2054	3,806,877	3,998,117

	Principal Amount	Value (Note 2)
8.000%, 12/20/2063	$4,572,472	$4,722,297
		145,505,477
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $467,977,721)		462,710,127

	Principal Amount	Value (Note 2)
CORPORATE BONDS (34.47%)

Aerospace & Defense (3.28%)
BOEING CO BA
6.53%, 05/01/2034(e)	15,220,000	16,053,807
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,662,456
7.01%, 05/01/2064(e)	11,986,000	12,913,364
Howmet Aerospace, Inc.
3.00%, 01/15/2029	7,684,000	7,170,896
L3Harris Technologies, Inc.
5.35%, 06/01/2034	21,890,000	22,157,102
5.40%, 07/31/2033	7,533,000	7,646,456
RTX Corp.
6.10%, 03/15/2034	28,913,000	30,986,382
Total Aerospace & Defense		106,590,463

Airlines (1.20%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,538,817	5,495,061
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	2,029,053	2,052,790
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	10,931,515
5.31%, 10/20/2031(e)	8,000,000	7,724,221
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,058,344	1,010,679
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,547,289
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1 5.88%, 10/15/2027	4,278,648	4,378,932
Total Airlines		39,140,487

Automobiles Manufacturing (1.77%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,377,102
6.80%, 05/12/2028	9,919,000	10,278,965
7.35%, 03/06/2030	10,487,000	11,128,664
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(f)	14,667,000	14,723,130
Hyundai Capital America
5.45%, 06/24/2026(e)	5,541,000	5,592,792
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(e)	6,378,000	6,624,993

See Notes to Financial Statements and Financial Highlights.

33 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(e)	$3,000,000	$2,982,106
Total Automobiles Manufacturing		57,707,752

Banks (2.33%)
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	7,500,000	7,574,496
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,404,808
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,493,717
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,304,149
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,675,943
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	1,503,000	1,534,971
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	3,297,000	3,318,950
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(e)	5,160,000	5,686,068
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	7,821,386
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	3,350,000	3,350,594
Truist Bank
3.30%, 05/15/2026	4,316,000	4,216,265
Truist Financial Corp.
1D US SOFR + 1.571%, 08/05/2032(a)	788,000	782,531
1D US SOFR + 2.361%, 06/08/2034(a)	6,897,000	7,094,964
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,743,343
Total Banks		76,002,185
Biotechnology (1.52%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	14,935,947
5.51%, 03/02/2026	8,959,000	8,961,152
5.75%, 03/02/2063	14,472,000	14,504,090
Royalty Pharma PLC
5.40%, 09/02/2034	11,100,000	11,026,512
Total Biotechnology		49,427,701

	Principal Amount	Value (Note 2)
Cable & Satellite (0.94%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	$4,000,000	$3,406,589
4.50%, 06/01/2033(e)	5,978,000	4,977,307
6.38%, 09/01/2029(e)	4,850,000	4,805,785
Cox Communications, Inc.
5.45%, 09/01/2034(e)	5,490,000	5,353,079
5.95%, 09/01/2054(e)	5,490,000	5,237,185
Sirius XM Radio, Inc.
5.00%, 08/01/2027(e)	7,421,000	7,277,242
Total Cable & Satellite		31,057,187
Casinos & Gaming (0.08%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(e)	2,655,000	2,708,748

Commercial Finance (0.43%)
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.50%, 07/15/2025	13,642,000	13,765,555

Consumer Finance (1.24%)
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	3,162,000	3,170,340
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,241,388
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(f)	20,606,000	23,685,288
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,095,086
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,115,659
Total Consumer Finance		40,307,761
Containers & Packaging (0.24%)
Sonoco Products Co.
5.00%, 09/01/2034	8,084,000	7,749,395
Diversified Banks (0.96%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,675,327
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,127,128
1D US SOFR + 1.07%, 12/15/2025(a)	8,581,000	8,583,672
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,479,306
Total Diversified Banks		30,865,433

See Notes to Financial Statements and Financial Highlights.

34 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Electrical Equipment Manufacturing (0.10%)
Trimble, Inc.
4.75%, 12/01/2024	$3,254,000	$3,251,929
Entertainment Content (0.69%)
Paramount Global
4.20%, 05/19/2032	17,571,000	15,316,908
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	7,800,000	6,838,079
Total Entertainment Content		22,154,987

Entertainment Resources (0.12%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(e)	3,651,000	3,722,742

Exploration & Production (2.37%)
Coterra Energy, Inc.
5.60%, 03/15/2034	6,212,000	6,213,419
Devon Energy Corp.
5.20%, 09/15/2034	3,914,000	3,769,526
5.75%, 09/15/2054	5,480,000	5,103,235
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,605,757
6.25%, 11/01/2028(e)	5,537,000	5,407,006
6.25%, 04/15/2032(e)	1,682,000	1,579,640
7.25%, 02/15/2035(e)	10,955,000	10,754,528
Occidental Petroleum Corp.
5.55%, 10/01/2034	3,815,000	3,758,198
6.20%, 03/15/2040	7,155,000	7,146,955
7.88%, 09/15/2031	25,079,000	28,129,207
Permian Resources Operating LLC
9.88%, 07/15/2031(e)	1,465,000	1,619,813
Range Resources Corp.
4.88%, 05/15/2025	2,000,000	1,994,825
Total Exploration & Production		77,082,109

Financial Services (2.76%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	12,000,000	12,738,840
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,511,855
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	3,245,000	3,363,500
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	5,091,000	5,097,477
7.13%, 04/30/2031(e)	1,400,000	1,452,276
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,259,643
5Y US TI + 1.80%, 02/07/2039(a)	7,463,000	7,574,791

	Principal Amount	Value (Note 2)
UBS Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(e)	$8,750,000	$7,717,234
1D US SOFR + 3.92%, 08/12/2033(a)(e)	25,938,000	27,870,829
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,111,047
Total Financial Services		89,697,492

Food & Beverage (0.96%)
J M Smucker Co.
6.20%, 11/15/2033	6,976,000	7,452,981
Pilgrim's Pride Corp.
6.25%, 07/01/2033	10,000,000	10,393,130
6.88%, 05/15/2034	12,266,000	13,342,759
Total Food & Beverage		31,188,870
Government Agencies (0.07%)
Tennessee Valley Authority
2.22%, 05/01/2029	109,037	2,436,977

Health Care Facilities & Services (0.62%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,050,856
5.38%, 02/01/2025	3,000,000	3,000,377
5.50%, 06/01/2033	6,970,000	7,003,829
Total Health Care Facilities & Services		20,055,062

Industrial Other (0.66%)
Honeywell International, Inc.
5.00%, 03/01/2035	14,633,000	14,707,243
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	6,765,000	6,942,323
Total Industrial Other		21,649,566

Integrated Oils (0.25%)
TotalEnergies Capital SA
5.49%, 04/05/2054	8,235,000	8,188,467

Machinery Manufacturing (0.22%)
Nordson Corp.
4.50%, 12/15/2029	7,400,000	7,253,261

Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,402,747
Medical Equipment & Devices Manufacturing (1.30%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	15,045,210
Solventum Corp.
5.45%, 03/13/2031(e)	7,429,000	7,493,481
5.60%, 03/23/2034(e)	12,179,000	12,278,124
5.90%, 04/30/2054(e)	7,423,000	7,441,663
Total Medical Equipment & Devices Manufacturing		42,258,478

See Notes to Financial Statements and Financial Highlights.

35 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Metals & Mining (0.33%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	$10,905,000	$10,893,202
Oil & Gas Services & Equipment (0.07%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(e)	2,151,600	2,151,999
Pharmaceuticals (0.98%)
AbbVie, Inc.
5.05%, 03/15/2034	5,760,000	5,804,906
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	6,525,000	6,644,197
5.55%, 02/22/2054	13,582,000	13,748,443
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,695,462
Total Pharmaceuticals		31,893,008
Pipeline (2.71%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,539,955
6.88%, 07/01/2029(e)	9,749,000	9,917,200
Energy Transfer LP
7.38%, 02/01/2031(e)	7,123,000	7,501,246
EnLink Midstream LLC
5.63%, 01/15/2028(e)	3,366,000	3,409,455
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,201,655
4.32%, 12/30/2039(e)	9,061,000	7,074,123
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	10,171,000	9,932,471
Targa Resources Partners LP /
Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,249,746
6.88%, 01/15/2029	8,740,000	8,945,973
Western Midstream Operating LP
5.45%, 11/15/2034	5,490,000	5,357,995
Total Pipeline		88,129,819
Power Generation (0.52%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,960,296
5.50%, 09/01/2026(e)	9,846,000	9,822,444
Total Power Generation		16,782,740
Publishing & Broadcasting (0.50%)
Gray Television, Inc.
7.00%, 05/15/2027(e)	4,200,000	4,090,430
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,527,414
5.63%, 07/15/2027(e)	4,376,000	4,304,019
Total Publishing & Broadcasting		15,921,863

	Principal Amount	Value (Note 2)
Real Estate (0.78%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	$9,317,000	$8,139,080
VICI Properties LP
5.13%, 05/15/2032	9,134,000	8,952,813
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	8,185,000	8,147,586
Total Real Estate		25,239,479
Refining & Marketing (0.43%)
HF Sinclair Corp.
4.50%, 10/01/2030	8,654,000	8,288,352
5.00%, 02/01/2028	2,667,000	2,641,292
5.88%, 04/01/2026	3,177,000	3,208,117
Total Refining & Marketing		14,137,761
Retail - Consumer Discretionary (0.14%)
ERAC USA Finance LLC
5.20%, 10/30/2034(e)	4,403,000	4,442,287
Software & Services (0.76%)
Accenture Capital, Inc.
4.50%, 10/04/2034	3,850,000	3,722,962
Leidos, Inc.
5.75%, 03/15/2033	6,942,000	7,194,672
VMware LLC
2.20%, 08/15/2031	4,979,000	4,160,208
4.70%, 05/15/2030	9,961,000	9,788,476
Total Software & Services		24,866,318
Supermarkets & Pharmacies (1.42%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	14,670,000	15,025,703
Kroger Co.
5.00%, 09/15/2034	23,800,000	23,418,956
5.50%, 09/15/2054	7,935,000	7,711,741
Total Supermarkets & Pharmacies		46,156,400
Travel & Lodging (0.55%)
Carnival Corp.
10.50%, 06/01/2030(e)	9,707,000	10,479,667
Royal Caribbean Cruises, Ltd. 6.25%, 03/15/2032(e)	7,169,000	7,313,427
Total Travel & Lodging		17,793,094
Utilities (0.22%)
American Water Capital Corp.
5.15%, 03/01/2034	7,142,000	7,185,986

Waste & Environment Services & Equipment (0.46%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	10,756,000	10,658,205
6.75%, 01/15/2031(e)	4,064,000	4,189,443
Total Waste & Environment Services & Equipment		14,847,648

See Notes to Financial Statements and Financial Highlights.

36 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.35%)
AT&T, Inc.
5.54%, 02/20/2026	$3,982,000	$3,981,660
Verizon Communications, Inc.
4.78%, 02/15/2035(e)	7,815,000	7,530,020
Total Wireless Telecommunications Services		11,511,680
TOTAL CORPORATE BONDS
(Cost $1,120,064,456)		1,120,618,638

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (34.08%)
U.S. Treasury Bonds (34.08%)
United States Treasury Bonds
3.88%, 08/15/2034	155,803,000	150,763,747
4.13%, 10/31/2029	64,402,000	64,334,076
4.13%, 08/15/2044	122,996,000	115,520,149
4.25%, 08/15/2054	102,828,000	98,963,917
4.63%, 05/15/2044	84,713,000	85,163,038
4.63%, 05/15/2054	82,694,000	84,645,062
United States Treasury Notes
3.50%, 09/30/2026	81,353,000	80,367,866
3.50%, 09/30/2029	57,149,000	55,510,431
3.75%, 08/31/2026	144,085,000	143,004,363
4.13%, 10/31/2026	32,190,000	32,168,624
4.38%, 07/31/2026	30,567,000	30,660,134
4.50%, 05/15/2027	42,165,000	42,531,473
4.88%, 05/31/2026	72,268,000	72,986,446
5.00%, 10/31/2025	50,903,000	51,234,436
Total U.S. Treasury Bonds		1,107,853,762
TOTAL GOVERNMENT BONDS
(Cost $1,112,378,426)		1,107,853,762

	Shares	Value (Note 2)
PREFERRED STOCK (2.56%)
Energy (0.17%)
Pipeline (0.17%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	2,462,467
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,980,378
Total Energy		5,442,845

Financials (1.54%)
Banks (0.29%)
Bank of Hawaii., 8.000%(g)	149,327	3,995,991
Huntington Bancshares, Inc.,
Series J, 6.875%(g)	36,271	942,321

	Shares	Value (Note 2)
Wells Fargo & Co., Series U, 5.875%(g)
	4,710,000	$4,710,753
		9,649,065
Consumer Finance (0.19%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,426,871

American Express Co., 3.550%(g)	4,021,000	3,816,118
		6,242,989
Diversified Banks (0.24%)
HSBC Holdings PLC, 5Y US TI + 3.298%(a)(g)	3,911,000	3,937,352
HSBC Holdings PLC, 5Y US TI + 3.191%(a)(g)	3,911,000	3,904,406

Financial Services (0.54%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(g)	11,298,000	11,267,861
Goldman Sachs Group, Inc., Series Y, 10Y US TI + 2.40%(a)(g)	2,330,000	2,316,849
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,914,105
		17,498,815
Life Insurance (0.28%)
Jackson Financial, Inc., 8.000%(g)	98,305	2,664,066
Prudential Financial, Inc., 3M US SOFR + 3.031%(a)(g)	6,543,000	6,511,536
		9,175,602
Total Financials		50,408,229

Government (0.37%)
Government Agencies (0.37%)
Farm Credit Bank of Texas, Series 4,
5Y US TI + 5.415%(a)(e)(g)	7,900,000	7,860,187
Farm Credit Bank of Texas, 5Y
US TI + 3.291%(a)(g)	3,980,000	4,176,771
Total Government		12,036,958

Utilities (0.48%)
Utilities (0.48%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,079,018
National Rural Utilities Cooperative Finance Corp.,
3M US SOFR + 3.17%(a)(g)	3,386,000	3,386,477

See Notes to Financial Statements and Financial Highlights.

37 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
National Rural Utilities
Cooperative Finance Corp., 5Y US TI + 3.533%(a)(g)	3,775,000	$3,933,391
Sempra, 5Y US TI + 2.868%(a)(g)	4,268,000	4,069,594
		15,468,480

Total Utilities		15,468,480

TOTAL PREFERRED STOCK
(Cost $81,896,318)		83,356,512

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.45%)
Money Market Fund (1.45%)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio	4.78%	47,248,215	47,248,215
TOTAL SHORT TERM INVESTMENTS
(Cost $47,248,215)			47,248,215

Value (Note 2)
TOTAL INVESTMENTS (99.09%)
(Cost $3,242,155,687)	$3,221,430,330

Other Assets In Excess Of Liabilities (0.91%)	29,595,565

NET ASSETS (100.00%)	$3,251,025,895

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

3M US SOFR - 3 Month SOFR as of October 31, 2024 was 4.56%

30D US SOFR - 30 Day SOFR as of October 31, 2024 was 4.66%

1D US SOFR - 1 Day SOFR as of October 31, 2024 was 4.90%

1Y US SOFR- 1 Year SOFR as of October 31, 2024 was 4.17%

1M US SOFR- 1 Month SOFR as of October 31, 2024 was 4.66%

1Y US TI - 1 Year US TI as of October 31, 2024 was 4.27%

5Y US TI - 5 Year US TI as of October 31, 2024 was 4.15%

10Y US TI - 10 Year US TI as of October 31, 2024 was 4.28%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of October 31, 2024.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $425,959,825, representing 13.10% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

38 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
BANK LOANS (8.54%)

Aerospace & Defense (1.04%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$2,194,500	$2,199,043

Apparel & Textile Products (1.08%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.75%, 12/21/2028(a)	2,280,179	2,287,452

Casinos & Gaming (1.39%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	1,741,250	1,744,924
Light & Wonder International, Inc.
1M US SOFR + 2.25%, 04/15/2029(a)	1,194,000	1,195,301
Total Casinos & Gaming		2,940,225
Consumer Finance (0.58%)
Boost Newco Borrower LLC
3M US SOFR + 2.50%, 01/31/2031(a)	1,200,000	1,204,878

Financial Services (0.08%)
Jane Street Group LLC
1M US SOFR + 2.50%, 01/26/2028(a)	176,085	176,100

Food & Beverage (1.14%)
Chobani LLC
1M US SOFR + 3.75%, 10/25/2027(a)	2,382,000	2,396,637

Health Care Facilities & Services (0.14%)
Fortrea Holdings, Inc.
1M US SOFR + 3.75%, 07/01/2030(a)	293,213	293,456

Industrials (0.36%)
GFL Environmental 6/24
3M US SOFR + 2.00%, 06/27/2031	757,000	756,765

Manufactured Goods (0.51%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	1,066,278	1,069,616

	Principal Amount	Value (Note 2)
Medical Equipment & Devices Manufacturing (0.52%)
Medline Borrower LP
1M US SOFR + 2.50%, 10/23/2028(a)	$1,094,500	$1,096,750

Pipeline (0.57%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	1,194,008	1,192,993

Publishing & Broadcasting (0.27%)
Nexstar Media, Inc.
1M US SOFR + 2.50%, 09/18/2026(a)	570,205	570,820

Restaurants (0.24%)
Raising Cane's Restaurants LLC TLB 1L
1M US SOFR + 2.00%, 09/10/2031	500,000	500,103

Travel & Lodging (0.62%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	1,294,498	1,299,960

TOTAL BANK LOANS
(Cost $17,970,298)		17,984,798

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.67%)
Fannie Mae
Series 2002-71, Class AP, 5.000%, 11/25/2032	$8,778	$8,653
Series 2002-90, Class A1, 6.500%, 06/25/2042	46,277	47,321
Series 2008-8, Class FB, 30D US SOFR + 0.93%, 02/25/2038(a)	89,231	89,694
Series 2010-114, Class TC, 2.250%, 03/25/2037	287,312	259,592
Series 2011-110, Class BX, 4.000%, 10/25/2041	278,511	268,187
Series 2012-110, Class CA, 3.000%, 10/25/2042	95,151	85,739
Series 2012-39, Class NB, 4.000%, 04/25/2042	175,000	156,092
Series 2013-29, Class JE, 1.250%, 04/25/2043	162,670	136,362
Series 2015-27, Class ME, 3.500%, 10/25/2044	128,000	118,360
Series 2019-14, Class CA, 3.500%, 04/25/2049	121,394	115,093

See Notes to Financial Statements and Financial Highlights.

39 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2019-7, Class JA, 3.500%, 03/25/2049	$102,162	$97,104
Series 2019-74, Class LB, 3.000%, 10/25/2049	123,876	112,058
Series 2021-94, Class KU, 2.000%, 12/25/2051	148,252	89,279
		1,583,534
Freddie Mac
Series 2002-2455, Class GK, 6.500%, 05/15/2032	10,897	11,327
Series 2002-2505, Class D, 5.500%, 09/15/2032	22,629	23,016
Series 2005-2990, Class GO, -%, 02/15/2035(b)	25,643	22,058
Series 2011-3965, Class ZA, 4.000%, 11/15/2041	269,041	256,609
Series 2012-4096, Class BY, 2.000%, 08/15/2042	85,000	65,470
Series 2012-4116, Class UC, 2.500%, 10/15/2042	103,000	73,802
Series 2012-4140, Class BW, 2.500%, 12/15/2042	100,000	76,576
Series 2015-4537, Class AZ, 3.000%, 12/15/2045	20,971	18,310
Series 2016-4579, Class W, 6.806%, 01/15/2038(a)	58,172	60,939
Series 2016-4614, Class PB, 3.000%, 01/15/2046	216,212	197,512
Series 2018-4839, Class PZ, 4.000%, 11/15/2048	127,074	108,283
Series 2021-5142, Class PN, 1.000%, 09/25/2051	67,165	49,500
Series 2021-5151, Class LV, 1.500%, 09/25/2051	262,895	142,566
		1,105,968
Ginnie Mae
Series 2009-93, Class HG, 4.000%, 09/16/2039	9,166	9,021
Series 2011-139, Class KZ, 2.500%, 10/20/2041	48,425	42,260
Series 2011-141, Class GH, 3.000%, 10/16/2041	150,000	112,839
Series 2011-H05, Class FB, 1M US SOFR + 0.61%, 12/20/2060(a)	14,881	14,858
Series 2011-H14, Class FC, 1M US SOFR + 0.61%, 05/20/2061(a)	19,465	19,435
Series 2012-137, Class EB, 2.000%, 11/20/2042	100,000	62,106
Series 2012-16, Class ND, 2.000%, 05/20/2039	151,623	141,502
Series 2012-41, Class TJ, 4.000%, 03/20/2042	187,933	168,917

	Principal Amount	Value (Note 2)
Series 2012-H20, Class BA,
1M US SOFR + 0.67%, 09/20/2062(a)	$9,304	$9,174
Series 2012-H29, Class SA, 1M US SOFR + 0.62%, 10/20/2062(a)	20,498	20,452
Series 2013-28, Class DB, 3.000%, 02/20/2043	170,000	143,356
Series 2013-44, Class CE, 2.500%, 03/16/2043	105,656	81,330
Series 2013-9, Class KY, 3.000%, 01/20/2043	324,000	282,006
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	10,318	10,290
Series 2013-H10, Class FA, 1M US SOFR + 0.51%, 03/20/2063(a)	6,768	6,749
Series 2013-H22, Class FT, 1Y US TI + 0.65%, 04/20/2063(a)	2,479	2,473
Series 2013-H23, Class FA, 1M US SOFR + 1.41%, 09/20/2063(a)	3,711	3,742
Series 2014-21, Class PB, 4.000%, 02/16/2044	150,000	132,596
Series 2014-H03, Class FA, 1M US SOFR + 0.71%, 01/20/2064(a)	4,582	4,580
Series 2015-3, Class ZD, 4.000%, 01/20/2045	184,503	171,611
Series 2015-31, Class B, 3.000%, 02/20/2045	100,000	88,151
Series 2015-43, Class DM, 2.500%, 03/20/2045	72,053	63,323
Series 2015-H10, Class JA, 2.250%, 04/20/2065	80,188	77,934
Series 2015-H29, Class FL, 1M US SOFR + 0.71%, 11/20/2065(a)	36,590	36,515
Series 2016-167, Class AD, 2.500%, 03/20/2039	233,714	218,345
Series 2016-H09, Class FA, 1M US SOFR + 0.76%, 03/20/2066(a)	31,626	31,636
Series 2017-31, Class BY, 3.500%, 02/20/2047	131,000	93,960
Series 2017-H10, Class GZ, 4.492%, 04/20/2067(a)	248,490	228,171
Series 2017-H11, Class HZ, 4.508%, 04/20/2067(a)	140,101	127,465
Series 2017-H11, Class GZ, 4.587%, 04/20/2067(a)	140,828	128,546
Series 2017-H18, Class PZ, 2.000%, 04/20/2066	130,182	107,294
Series 2018-H01, Class JZ, 4.575%, 01/20/2068(a)	136,188	134,514

See Notes to Financial Statements and Financial Highlights.

40 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2018-H01, Class HZ, 4.616%, 01/20/2068(a)	$136,461	$131,820
Series 2018-H03, Class HZ, 4.519%, 01/20/2068(a)	135,284	118,037
Series 2018-H07, Class FE, 1M US SOFR + 0.46%, 02/20/2068(a)	11,996	11,950
Series 2018-H07, Class JZ, 4.570%, 04/20/2068(a)	99,033	97,829
Series 2018-H07, Class HZ, 4.617%, 04/20/2068(a)	134,242	128,317
Series 2019-103, Class HY, 3.000%, 08/20/2049	104,493	71,435
Series 2019-31, Class JC, 3.500%, 03/20/2049	86,990	80,407
Series 2020-134, Class XB, 1.000%, 07/20/2048	125,000	69,529
Series 2020-153, Class GP, 0.500%, 10/20/2050	184,688	164,863
Series 2020-160, Class QD, 1.000%, 10/20/2050	162,034	78,277
Series 2020-H09, Class NF, 1M US SOFR + 1.36%, 04/20/2070(a)	41,914	42,391
Series 2020-H11, Class JZ, 4.161%, 05/20/2069(a)	172,203	136,780
Series 2020-H12, Class JZ, 4.174%, 08/20/2069(a)	119,439	97,517
Series 2020-H17, Class KZ, 3.612%, 09/20/2070(a)	454,669	336,351
Series 2020-H18, Class EY, 3.702%, 09/20/2070(a)	108,913	79,200
Series 2021-146, Class EH, 2.000%, 08/20/2051	113,536	64,471
Series 2021-159, Class AL, 1.000%, 09/20/2051	118,000	53,970
Series 2021-215, Class TZ, 5.000%, 12/20/2051	140,947	118,268
Series 2021-225, Class EU, 2.000%, 12/20/2051	119,733	70,688
Series 2021-86, Class ML, 1.000%, 05/20/2051	136,000	55,772
Series 2021-H02, Class KB, 3.031%, 01/20/2071(a)	107,782	74,393
Series 2021-H02, Class PB, 4.635%, 05/20/2070(a)	101,992	95,297
Series 2021-H03, Class NY, 3.207%, 01/20/2071(a)	109,865	76,150
		5,028,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,444,455)		7,718,365

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.34%)

Fannie Mae-Aces
Series 2019-M17, Class X, 0.319%, 08/25/2034(a)(c)	$22,972,439	$311,617

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3, 2.117%, 06/25/2044(a)(c)	591,680	18,949
Series 2016-K059, Class X1, 0.293%, 09/25/2026(a)(c)	6,000,944	24,273
Series 2017-KW03, Class X1, 0.774%, 06/25/2027(a)(c)	27,725,939	438,554
Series 2019-K087, Class X1, 0.359%, 12/25/2028(a)(c)	28,925,558	371,890
Series 2019-K092, Class X1, 0.710%, 04/25/2029(a)(c)	16,395,021	437,343
Series 2019-K093, Class X1, 0.941%, 05/25/2029(a)(c)	6,010,633	207,108
Series 2019-K094, Class X1, 0.876%, 06/25/2029(a)(c)	14,296,175	484,716
Series 2020-K121, Class X1, 1.019%, 10/25/2030(a)(c)	2,447,348	115,469
Series 2020-K738, Class X1, 1.505%, 01/25/2027(a)(c)	12,384,374	308,460
Series 2021-Q016, Class APT2, 1.473%, 05/25/2051(a)	101,229	92,045
		2,498,807
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,724,432)		2,810,424

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.73%)
Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	17,237	17,777
7.500%, 08/01/2028	17,876	17,847
8.500%, 06/01/2027	489	488
Series 1999-,
8.000%, 04/01/2029	15,502	15,473
Series 2001-,
12.000%, 11/01/2030	48,919	50,296
Series 2002-,
6.000%, 12/01/2032	33,018	33,431
Series 2003-,
4.500%, 09/01/2028	24,069	23,916
4.750%, 09/01/2033	36,497	35,524
5.500%, 10/01/2033	18,013	17,872
5.500%, 12/01/2033	30,848	31,619

See Notes to Financial Statements and Financial Highlights.

41 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Series 2005-,
4.500%, 05/01/2035	$17,570	$17,146
6.500%, 01/01/2036	25,668	26,465
Series 2006-,
4.500%, 01/01/2036	26,928	26,583
6.000%, 03/01/2036	30,436	31,144
Series 2007-,
5.500%, 07/01/2037	10,054	10,110
6.000%, 07/01/2037	29,259	29,580
6.000%, 09/01/2037	25,879	26,372
6.500%, 11/01/2037	41,998	43,279
Series 2008-,
5.000%, 06/01/2037	16,062	15,506
5.500%, 04/01/2038	10,303	10,313
5.500%, 08/01/2038	20,138	19,825
6.500%, 07/01/2038	43,006	44,317
Series 2009-,
5.000%, 04/01/2039	37,641	37,182
Series 2010-,
4.000%, 05/01/2040	3,306	3,261
5.500%, 02/01/2038	40,131	40,053
Series 2011-,
4.500%, 05/01/2041	45,848	44,728
Series 2013-,
3.000%, 04/01/2043	83,908	75,947
Series 2015-,
3.500%, 06/01/2045	49,138	46,582
5.000%, 07/01/2044	108,426	108,528
Series 2018-,
3.796%, 02/01/2048(a)	28,090	25,238
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,508,775
		2,435,177
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	25,665	25,646
Series 2005-,
5.500%, 05/01/2035	14,368	14,278
Series 2006-,
4.500%, 01/01/2036	10,439	10,023
5.500%, 12/01/2034	22,180	22,233
6.000%, 05/01/2036	48,872	49,660
Series 2008-,
4.500%, 05/01/2038	53,015	52,397
6.000%, 08/01/2038	26,866	27,833
Series 2013-,
3.000%, 01/01/2033	40,760	38,793
Series 2014-,
3.500%, 10/01/2044	34,327	31,227
Series 2015-,
4.000%, 03/01/2044	26,957	25,599
		297,689
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	41,757	38,281

	Principal Amount	Value (Note 2)
4.500%, 01/01/2036	$63,246	$62,029
		100,310
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	42,126	42,919
Series 2010-,
5.000%, 05/15/2040	38,537	38,462
		81,381
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	38,895	37,018
6.000%, 11/20/2039	55,327	57,541
Series 2011-,
4.000%, 02/20/2041	30,548	28,635
4.000%, 05/20/2041	29,018	27,200
4.000%, 10/20/2041	13,158	12,334
Series 2012-,
3.500%, 01/20/2042	89,081	80,968
3.500%, 05/20/2042	89,061	80,937
Series 2013-,
3.500%, 03/20/2043	65,345	59,106
5.500%, 11/20/2035	69,913	71,284
Series 2014-,
3.750%, 04/20/2044	66,212	61,059
4.000%, 05/20/2044	65,276	61,457
Series 2016-,
3.500%, 09/20/2046	16,135	14,424
Series 2021-,
4.000%, 05/20/2051	137,338	126,342
		718,305
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,790,317)		3,632,862

	Principal Amount	Value (Note 2)
CORPORATE BONDS (74.02%)

Advertising & Marketing (1.55%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	2,100,000	1,963,990
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.00%, 08/15/2027(d)	1,200,000	1,182,918
7.38%, 02/15/2031(d)	100,000	105,696
Total Advertising & Marketing		3,252,604
Aerospace & Defense (2.83%)
Boeing Co.
6.53%, 05/01/2034(d)	1,100,000	1,160,262
7.01%, 05/01/2064(d)	881,000	949,163
Bombardier, Inc.
7.00%, 06/01/2032(d)	1,000,000	1,025,050
L3Harris Technologies, Inc.
5.35%, 06/01/2034	560,000	566,833
RTX Corp.
6.10%, 03/15/2034	1,057,000	1,132,799

See Notes to Financial Statements and Financial Highlights.

42 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	$1,000,000	$1,111,323
Total Aerospace & Defense		5,945,430
Airlines (2.82%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	560,827	556,397
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	771,273	780,295
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	1,200,000	1,158,633
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	1,167,486	1,114,906
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1 5.88%, 10/15/2027	1,706,000	1,745,986
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
9.50%, 06/01/2028(d)	600,000	590,071
Total Airlines		5,946,288
Apparel & Textile Products (0.27%)
Tapestry, Inc.
7.85%, 11/27/2033	550,000	562,188

Auto Parts Manufacturing (0.24%)
Adient Global Holdings, Ltd.
7.00%, 04/15/2028(d)	500,000	508,742

Automobiles Manufacturing (2.61%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,000,000	981,093
5.85%, 05/17/2027	1,000,000	1,009,740
7.35%, 03/06/2030	513,000	544,389
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(e)	1,300,000	1,304,975
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	1,600,000	1,661,960
Total Automobiles Manufacturing		5,502,157
Banks (6.83%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,050,000	1,068,521
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	1,000,000	996,463
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	570,000	575,662
1D US SOFR + 2.325%,04/25/2035(a)	540,000	576,594

	Principal Amount	Value (Note 2)
Comerica, Inc.
1D US SOFR + 2.155%, 01/30/2030(a)	$500,000	$506,753
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	2,330,000	2,379,563
Fifth Third Bancorp
1D US SOFR + 1.66%, 04/25/2033(a)	550,000	514,886
Huntington National Bank
5.65%, 01/10/2030	560,000	572,186
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(d)	575,000	633,622
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	1,075,000	1,157,670
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,127,112
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	2,424,000	2,280,147
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	500,000	500,089
Truist Financial Corp.
1D US SOFR + 1.571%, 08/05/2032(a)	1,000,000	993,060
1D US SOFR + 2.361%, 06/08/2034(a)	500,000	514,351
Total Banks		14,396,679
Biotechnology (0.52%)
Amgen, Inc.
5.25%, 03/02/2033	550,000	555,879
5.75%, 03/02/2063	535,000	536,186
Total Biotechnology		1,092,065
Cable & Satellite (1.83%)
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(d)	1,195,000	1,184,106
Cox Communications, Inc.
5.70%, 06/15/2033(d)	1,000,000	1,002,420
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,700,000	1,667,068
Total Cable & Satellite		3,853,594
Casinos & Gaming (2.46%)
Caesars Entertainment, Inc.
7.00%, 02/15/2030(d)	1,500,000	1,538,756
MGM Resorts International
6.13%, 09/15/2029	100,000	99,721
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	2,484,000	2,438,632
Station Casinos LLC
6.63%, 03/15/2032(d)	1,100,000	1,106,232
Total Casinos & Gaming		5,183,341

See Notes to Financial Statements and Financial Highlights.

43 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
Consumer Finance (1.40%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	$1,066,000	$1,124,822
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	565,000	649,432
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,160,215
Total Consumer Finance		2,934,469

Consumer Products (0.54%)
Perrigo Finance Unlimited Co.
Series USD 6.13%, 09/30/2032	1,150,000	1,136,499

Consumer Services (1.08%)
Brink's Co.
6.50%, 06/15/2029(d)	1,100,000	1,122,806
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(d)	1,150,000	1,148,357
Total Consumer Services		2,271,163

Containers & Packaging (0.68%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	996,048
7.25%, 05/15/2031(d)	450,000	443,149
Total Containers & Packaging		1,439,197

Department Stores (1.20%)
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,148,126
NMG Holding Co. Inc / Neiman Marcus Group LLC
8.50%, 10/01/2028(d)	1,350,000	1,373,770
Total Department Stores		2,521,896

Electrical Equipment Manufacturing (0.56%)
Vontier Corp.
2.40%, 04/01/2028	1,300,000	1,178,799

Entertainment Content (0.78%)
Paramount Global
4.20%, 05/19/2032	1,293,000	1,127,128
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	565,000	495,322
Total Entertainment Content		1,622,450

Entertainment Resources (1.27%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	2,600,000	2,667,359

Exploration & Production (6.85%)
Ascent Resources Utica Holdings LLC /ARU Finance Corp.
6.63%, 10/15/2032(d)	1,000,000	991,267

	Principal Amount	Value (Note 2)
Baytex Energy Corp.
7.38%, 03/15/2032(d)	$100,000	$97,165
8.50%, 04/30/2030(d)	1,000,000	1,018,276
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	1,600,000	1,677,775
Coterra Energy, Inc.
5.60%, 03/15/2034	472,000	472,108

Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	1,506,000	1,470,643
7.25%, 02/15/2035(d)	798,000	783,397
Murphy Oil Corp.
6.00%, 10/01/2032	1,175,000	1,131,752
Occidental Petroleum Corp.
5.55%, 10/01/2034	171,000	168,454
6.20%, 03/15/2040	550,000	549,382
7.88%, 09/15/2031	1,800,000	2,018,922
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	500,000	496,737
9.88%, 07/15/2031(d)	107,000	118,307
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,443,452
SM Energy Co.
6.75%, 08/01/2029(d)	1,000,000	994,616
7.00%, 08/01/2032(d)	1,000,000	992,532
Total Exploration & Production		14,424,785

Financial Services (3.07%)
Charles Schwab Corp.
1D US SOFR + 2.50%,05/19/2034(a)	500,000	520,552
SOFRINDX + 1.05%,03/03/2027(a)(e)	1,727,000	1,741,806
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	365,464
7.13%, 04/30/2031(d)	1,000,000	1,037,340
UBS Group AG
1D US SOFR + 3.92%,08/12/2033(a)(d)	2,591,000	2,784,074
Total Financial Services		6,449,236

Food & Beverage (1.09%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	100,000	103,415
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,050,000	1,091,279
6.88%, 05/15/2034	1,001,000	1,088,872
Total Food & Beverage		2,283,566

Hardware (0.55%)
NCR Atleos Corp.
9.50%, 04/01/2029(d)	1,050,000	1,156,529

Health Care Facilities & Services (2.68%)
Fortrea Holdings, Inc.
7.50%, 07/01/2030(d)	2,575,000	2,535,364

See Notes to Financial Statements and Financial Highlights.

44 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
HCA, Inc.
5.45%, 09/15/2034	$2,100,000	$2,085,881
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,041,252
Total Health Care Facilities & Services		5,662,497

Home & Office Products Manufacturing (0.48%)
Newell Brands, Inc.
6.38%, 05/15/2030	250,000	251,768
6.63%, 05/15/2032	750,000	754,040
Total Home & Office Products Manufacturing		1,005,808

Home Improvement (0.49%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,025,389

Homebuilders (1.40%)
Beazer Homes USA, Inc.
7.50%, 03/15/2031(d)	1,100,000	1,132,205
Forestar Group, Inc.
3.85%, 05/15/2026(d)	1,850,000	1,804,738
Total Homebuilders		2,936,943

Industrial Other (0.25%)
Brand Industrial Services, Inc.
10.38%, 08/01/2030(d)	500,000	530,699

Leisure Products Manufacturing (0.53%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,118,389

Machinery Manufacturing (0.25%)
Nordson Corp.
4.50%, 12/15/2029	534,000	523,411

Medical Equipment & Devices Manufacturing (0.69%)
Solventum Corp.
5.90%, 04/30/2054(d)	321,000	321,807
6.00%, 05/15/2064(d)	1,120,000	1,123,520
Total Medical Equipment & Devices Manufacturing		1,445,327

Oil & Gas Services & Equipment (3.04%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,033,328
Noble Finance II LLC
8.00%, 04/15/2030(d)	1,350,000	1,369,301
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	1,022,027
Shelf Drilling Holdings, Ltd.
9.63%, 04/15/2029(d)	625,000	566,028
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	1,350,000	1,390,254
Transocean, Inc.
8.50%, 05/15/2031(d)	1,000,000	1,008,352
Total Oil & Gas Services & Equipment		6,389,290

	Principal Amount	Value (Note 2)
Pharmaceuticals (1.52%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	$1,629,000	$1,486,889
7.88%, 05/15/2034(d)	1,650,000	1,705,265
Total Pharmaceuticals		3,192,154

Pipeline (6.96%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,129,213
Buckeye Partners LP
4.50%, 03/01/2028(d)	1,698,000	1,618,759
6.88%, 07/01/2029(d)	746,000	758,871
EnLink Midstream LLC
5.63%, 01/15/2028(d)	252,000	255,253
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	2,321,000	2,009,822
4.32%, 12/30/2039(d)	1,733,000	1,352,991
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	550,000	550,069
8.00%, 01/15/2027	1,075,000	1,094,772
8.25%, 01/15/2029	1,750,000	1,788,736
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	1,570,000	1,603,223
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	1,800,000	1,842,420
Venture Global LNG, Inc.
7.00%, 01/15/2030(d)	100,000	100,686
9.88%, 02/01/2032(d)	500,000	546,076
Total Pipeline		14,650,891

Power Generation (0.63%)
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	1,325,000	1,321,830

Publishing & Broadcasting (2.38%)
Gray Television, Inc.
5.38%, 11/15/2031(d)	1,050,000	634,363
7.00%, 05/15/2027(d)	850,000	827,825
10.50%, 07/15/2029(d)	1,550,000	1,611,419
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	2,000,000	1,967,102
Total Publishing & Broadcasting		5,040,709

Real Estate (2.18%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,382,669
8.88%, 09/01/2031(d)	250,000	269,580
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	2,559,000	2,291,514

See Notes to Financial Statements and Financial Highlights.

45 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Principal Amount	Value (Note 2)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	$656,000	$653,001
Total Real Estate		4,596,764

Refining & Marketing (0.74%)
Sunoco LP
7.00%, 05/01/2029(d)	1,000,000	1,032,379
7.25%, 05/01/2032(d)	500,000	520,916
Total Refining & Marketing		1,553,295

Restaurants (1.04%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,118,551
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,076,128
Total Restaurants		2,194,679

Retail - Consumer Discretionary (0.18%)
ERAC USA Finance LLC
5.20%, 10/30/2034(d)	379,000	382,382

Software & Services (1.53%)
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	2,250,000	2,199,214
8.25%, 06/30/2032(d)	1,000,000	1,028,543
Total Software & Services		3,227,757

Supermarkets & Pharmacies (1.41%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	2,100,000	2,150,918
Kroger Co.
5.00%, 09/15/2034	850,000	836,391
Total Supermarkets & Pharmacies		2,987,309

Travel & Lodging (2.60%)
Carnival Corp.
7.00%, 08/15/2029(d)	500,000	523,305
NCL Corp., Ltd.
8.13%, 01/15/2029(d)	1,000,000	1,060,826
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033(d)	500,000	503,383
6.25%, 03/15/2032(d)	1,089,000	1,110,939
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,080,637
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/2029(d)	1,200,000	1,184,381
Total Travel & Lodging		5,463,471

Utilities (0.90%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	800,000	823,829
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,079,500
Total Utilities		1,903,329

	Principal Amount	Value (Note 2)
Waste & Environment Services & Equipment (1.11%)
GFL Environmental, Inc.
6.75%, 01/15/2031(d)	$293,000	$302,044
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	2,000,000	2,044,296
Total Waste & Environment Services & Equipment		2,346,340

TOTAL CORPORATE BONDS
(Cost $154,486,850)		155,827,699

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (4.14%)

U.S. Treasury Bonds (4.14%)
United States Treasury Bonds
3.88%, 08/15/2034	3,987,000	3,858,045
4.13%, 08/15/2044	1,199,000	1,126,123
4.25%, 08/15/2054	3,238,000	3,116,322
4.63%, 05/15/2054	609,000	623,369
Total U.S. Treasury Bonds		8,723,859
TOTAL GOVERNMENT BONDS
(Cost $8,822,232)		8,723,859

	Shares	Value (Note 2)
PREFERRED STOCK (3.40%)

Energy (0.48%)
Pipeline (0.48%)
Venture Global LNG, Inc., 5Y US TI + 5.44%(a)(d)(f)	1,000,000	1,000,565
Total Energy		1,000,565

Financials (1.64%)
Banks (0.30%)
Bank of Hawaii., 8.000%(f)	11,359	303,967
Wells Fargo & Co., Series U, 5.875%(f)	341,000	341,054
		645,021
Consumer Finance (0.58%)
American Express Co., 3.550%(f)	1,290,000	1,224,271

Financial Services (0.58%)
Charles Schwab Corp., Series G, 5Y
US TI + 4.971%(a)(f)	1,238,000	1,234,698

Life Insurance (0.18%)
Jackson Financial, Inc., 8.000%(f)	13,669	370,430

Total Financials		3,474,420

See Notes to Financial Statements and Financial Highlights.

46 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2024

	Shares	Value (Note 2)
Utilities (1.28%)
Utilities (1.28%)
National Rural Utilities Cooperative Finance Corp.,
3M US SOFR + 3.17%(a)(f)	2,687,000	$2,687,378
Total Utilities		2,687,378

TOTAL PREFERRED STOCK
(Cost $6,908,333)		7,162,363

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.31%)

Money Market Fund (1.31%)
Morgan Stanley
Institutional Liquidity Funds – Government Portfolio	4.78%	2,764,002	2,764,002
TOTAL SHORT TERM INVESTMENTS
(Cost $2,764,002)			2,764,002

TOTAL INVESTMENTS (98.15%)
(Cost $204,910,919)			$206,624,372

Other Assets In Excess Of Liabilities (1.85%)			3,893,145

NET ASSETS (100.00%)			$210,517,517

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

3M US SOFR - 3 Month SOFR as of October 31, 2024 was 4.56% 30D US SOFR - 30 Day SOFR as of October 31, 2024 was 4.66% 1D US SOFR - 1 Day SOFR as of October 31, 2024 was 4.90% 1M US SOFR- 1 Month SOFR as of October 31, 2024 was 4.66% 1Y US TI - 1 Year US TI as of October 31, 2024 was 4.27% 5Y US TI - 5 Year US TI as of October 31, 2024 was 4.15%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $107,192,658, representing 50.92% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

47 | October 31, 2024

ALPS | Smith Funds

Statements of Assets and Liabilities	October 31, 2024

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
ASSETS
Investments, at value	$570,412,495	$3,221,430,330	$206,624,372
Cash	–	139,771	59,021
Receivable for investments sold	5,024,325	131,871,376	5,532,601
Receivable for shares sold	664,236	6,828,654	11,152
Interest receivable	6,575,170	35,893,064	3,166,823
Prepaid expenses and other assets	41,390	83,885	2,779
Total Assets	582,717,616	3,396,247,080	215,396,748
LIABILITIES
Payable for investments purchased	5,051,736	139,900,268	4,654,679
Payable for shares redeemed	304,653	3,250,514	5,347
Investment advisory fees payable	138,335	1,031,659	100,051
Administration and transfer agency fees payable	144,917	835,991	86,715
Distribution and services fees payable	11,342	23,832	190
Trustees' fees and expenses payable	807	5,169	308
Professional fees payable	25,017	50,530	21,345
Custody fees payable	7,278	31,001	5,029
Accrued expenses and other liabilities	16,503	92,221	5,567
Total Liabilities	5,700,588	145,221,185	4,879,231
NET ASSETS	$577,017,028	$3,251,025,895	$210,517,517
NET ASSETS CONSIST OF
Paid-in capital	$598,250,412	$3,496,551,071	$248,985,472
Total distributable earnings/(accumulated losses)	(21,233,384)	(245,525,176)	(38,467,955)
NET ASSETS	$577,017,028	$3,251,025,895	$210,517,517
INVESTMENTS, AT COST	$568,505,142	$3,242,155,687	$204,910,919

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.23		$9.65		$9.22
Net Assets	$21,454,089		$23,457,680		$329,577
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,098,025		2,430,102		35,750
Class A:
Net Asset Value, offering and redemption price per share	$10.23		$9.65		$9.18
Net Assets	$10,427,440		$36,552,503		$1,174,375
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,019,653		3,786,555		127,948
Maximum offering price per share	$10.46	(a)	$9.88	(a)	$9.39	(a)
Class C:
Net Asset Value, offering and redemption price per share(b)	$10.18		$9.63		$9.14
Net Assets	$2,290,233		$4,142,660		$472,664
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	225,037		430,217		51,699
Class I:
Net Asset Value, offering and redemption price per share	$10.23		$9.64		$9.15
Net Assets	$542,845,266		$3,186,873,052		$208,540,901
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	53,064,773		330,447,787		22,790,222

See Notes to Financial Statements and Financial Highlights.

48 | October 31, 2024

ALPS | Smith Funds

Statements of Assets and Liabilities	October 31, 2024

(a)	(NAV/0.9775), based on maximum sales charge of 2.25% of the offering price.
(b)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

49 | October 31, 2024

ALPS | Smith Funds

Statements of Operations	For the Year Ended October 31, 2024

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
INVESTMENT INCOME
Dividends	$639,913	$2,988,004	$367,156
Interest	27,943,241	146,085,900	14,667,412
Total Investment Income	28,583,154	149,073,904	15,034,568

EXPENSES
Investment advisory fees	2,145,759	15,950,861	1,712,191
Administrative fees	511,865	2,669,399	282,044
Delegated transfer agent equivalent services fees	436,545	2,294,487	162,683
Distribution and service fees
Investor Class	57,051	83,978	975
Class A	30,138	93,598	3,502
Class C	23,563	44,923	4,613
Professional fees	30,771	70,929	23,409
Reports to shareholders and printing fees	22,752	99,539	6,503
State registration fees	83,386	144,741	63,005
Insurance fees	6,923	42,054	2,561
Custody fees	26,805	98,725	15,707
Trustees' fees and expenses	48,547	235,537	18,547
Repayment of previously waived fees
Investor Class	462	–	–
Class A	203	–	–
Miscellaneous expenses	16,717	44,935	6,773
Total Expenses	3,441,487	21,873,706	2,302,513
Less fees waived/reimbursed by investment advisor (Note 6)
Investor Class	(5,631)	(24,232)	(210)
Class A	(1,092)	(27,162)	(591)
Class C	(909)	(6,076)	(174)
Class I	(442,793)	(4,310,128)	(243,192)
Net Expenses	2,991,062	17,506,108	2,058,346
Net Investment Income	25,592,092	131,567,796	12,976,222
Net realized gain on investments	1,999,799	1,936,067	1,050,803
Net Realized Gain	1,999,799	1,936,067	1,050,803
Net change in unrealized appreciation on investments	12,102,690	164,518,816	15,203,954
Net Change in Unrealized Appreciation	12,102,690	164,518,816	15,203,954
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,102,489	166,454,883	16,254,757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,694,581	$298,022,679	$29,230,979

See Notes to Financial Statements and Financial Highlights.

50 | October 31, 2024

ALPS | Smith Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$25,592,092	$25,402,606
Net realized gain/(loss)	1,999,799	(16,316,787)
Net change in unrealized appreciation	12,102,690	17,314,947
Net Increase in Net Assets Resulting from Operations	39,694,581	26,400,766

DISTRIBUTIONS
From distributable earnings
Investor Class	(790,319)	(614,727)
Class A	(485,413)	(394,923)
Class C	(80,323)	(81,323)
Class I	(24,295,800)	(24,615,362)
Net Decrease in Net Assets from Distributions	(25,651,855)	(25,706,335)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	7,495,967	9,842,783
Class A	12,933,214	10,699,745
Class C	479,319	778,411
Class I	274,793,069	377,223,916
Dividends reinvested
Investor Class	729,042	532,979
Class A	394,449	295,928
Class C	43,695	52,561
Class I	17,033,030	15,189,435
Shares redeemed, net of redemption fees
Investor Class	(4,699,507)	(12,149,072)
Class A	(13,885,383)	(15,687,648)
Class C	(612,006)	(2,306,778)
Class I	(338,153,242)	(542,271,611)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(43,448,353)	(157,799,351)

Net decrease in net assets	(29,405,627)	(157,104,920)

NET ASSETS
Beginning of year	606,422,655	763,527,575
End of year	$577,017,028	$606,422,655

See Notes to Financial Statements and Financial Highlights.

51 | October 31, 2024

ALPS | Smith Total Return Bond Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$131,567,796	$80,836,198
Net realized gain/(loss)	1,936,067	(110,434,356)
Net change in unrealized appreciation	164,518,816	9,159,506
Net Increase/(Decrease) in Net Assets Resulting from Operations	298,022,679	(20,438,652)

DISTRIBUTIONS
From distributable earnings
Investor Class	(1,212,511)	(603,888)
Class A	(1,414,699)	(791,155)
Class C	(158,784)	(141,367)
Class I	(130,619,629)	(80,857,579)
Net Decrease in Net Assets from Distributions	(133,405,623)	(82,393,989)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	16,574,425	23,600,092
Class A	29,968,730	13,727,289
Class C	873,671	1,634,038
Class I	1,656,278,430	1,373,671,577
Dividends reinvested
Investor Class	1,194,922	595,288
Class A	1,260,635	723,544
Class C	130,766	117,024
Class I	102,185,872	60,335,657
Shares redeemed, net of redemption fees
Investor Class	(18,066,597)	(5,013,925)
Class A	(18,623,509)	(7,262,227)
Class C	(1,622,177)	(1,351,913)
Class I	(1,013,141,297)	(666,482,352)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	757,013,871	794,294,092

Net increase in net assets	921,630,927	691,461,451

NET ASSETS
Beginning of year	2,329,394,968	1,637,933,517
End of year	$3,251,025,895	$2,329,394,968

See Notes to Financial Statements and Financial Highlights.

52 | October 31, 2024

ALPS | Smith Credit Opportunities Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS
Net investment income	$12,976,222	$12,080,326
Net realized gain/(loss)	1,050,803	(22,017,161)
Net change in unrealized appreciation	15,203,954	15,894,744
Net Increase in Net Assets Resulting from Operations	29,230,979	5,957,909

DISTRIBUTIONS
From distributable earnings
Investor Class	(17,955)	(40,695)
Class A	(64,848)	(57,183)
Class C	(22,372)	(23,390)
Class I	(13,005,148)	(12,004,465)
Net Decrease in Net Assets from Distributions	(13,110,323)	(12,125,733)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	104	63,719
Class A	239,123	258,892
Class C	15,413	26,647
Class I	60,154,679	60,166,070
Dividends reinvested
Investor Class	17,955	40,695
Class A	8,937	11,528
Class I	10,465,283	9,192,659
Shares redeemed
Investor Class	(29,413)	(5,955,982)
Class A	(359,830)	(113,345)
Class C	–	(201,093)
Class I	(91,761,632)	(133,782,469)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(21,249,381)	(70,292,679)

Net decrease in net assets	(5,128,725)	(76,460,503)

NET ASSETS
Beginning of year	215,646,242	292,106,745
End of year	$210,517,517	$215,646,242

See Notes to Financial Statements and Financial Highlights.

53 | October 31, 2024

ALPS | Smith Short Duration Bond Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.98	$9.98	$10.57	$10.62	$10.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.33	0.14	0.05	0.11
Net realized and unrealized gain/(loss)	0.26	–	(0.59)	0.03	0.48
Total from investment operations	0.67	0.33	(0.45)	0.08	0.59

DISTRIBUTIONS:
From net investment income	(0.42)	(0.33)	(0.11)	(0.05)	(0.14)
From net realized gains	–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.42)	(0.33)	(0.14)	(0.13)	(0.22)

Net increase/(decrease) in net asset value	0.25	–	(0.59)	(0.05)	0.37
Net asset value, end of year	$10.23	$9.98	$9.98	$10.57	$10.62
TOTAL RETURN(b)	6.79%	3.39%	(4.31)%	0.77%	5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$21,454	$17,484	$19,227	$10,194	$9,100
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.82%	0.83%	0.84%	0.90%	0.95%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79%	0.78%	0.78%	0.76%	0.78%
Ratio of net investment income to average net assets	4.07%	3.23%	1.41%	0.51%	1.02%
Portfolio turnover rate	157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

54 | October 31, 2024

ALPS | Smith Short Duration Bond Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.98	$9.98	$10.56	$10.61	$10.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.32	0.11	0.05	0.12
Net realized and unrealized gain/(loss)	0.25	0.02	(0.55)	0.03	0.47
Total from investment operations	0.67	0.34	(0.44)	0.08	0.59

DISTRIBUTIONS:
From net investment income	(0.42)	(0.34)	(0.11)	(0.05)	(0.14)
From net realized gains	–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.42)	(0.34)	(0.14)	(0.13)	(0.22)
Net increase/(decrease) in net asset value	0.25	–	(0.58)	(0.05)	0.37
Net asset value, end of year	$10.23	$9.98	$9.98	$10.56	$10.61
TOTAL RETURN(b)	6.82%	3.42%	(4.19)%	0.77%	5.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$10,427	$10,778	$15,429	$16,868	$3,702
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.76%	0.75%	0.79%	0.84%	0.94%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75%	0.75%	0.74%	0.76%	0.77%
Ratio of net investment income to average net assets	4.13%	3.22%	1.08%	0.51%	1.10%
Portfolio turnover rate	157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

55 | October 31, 2024

ALPS | Smith Short Duration Bond Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.94	$9.93	$10.53	$10.61		$10.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.34	0.25	0.04	(0.02)		0.05
Net realized and unrealized gain/(loss)	0.25	0.02	(0.56)	0.02		0.47
Total from investment operations	0.59	0.27	(0.52)	–		0.52

DISTRIBUTIONS:
From net investment income	(0.35)	(0.26)	(0.05)	(0.00	)(b)	(0.07)
From net realized gains	–	–	(0.03)	(0.08)		(0.08)
Total distributions	(0.35)	(0.26)	(0.08)	(0.08)		(0.15)

Net increase/(decrease) in net asset value	0.24	0.01	(0.60)	(0.08)		0.37
Net asset value, end of year	$10.18	$9.94	$9.93	$10.53		$10.61
TOTAL RETURN(c)	5.97%	2.77%	(5.01)%	(0.01)%		5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$2,290	$2,321	$3,784	$3,472		$2,193
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.53%	1.53%	1.53%	1.55%		1.67%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49%	1.49%	1.49%	1.49%		1.49%
Ratio of net investment income/(loss) to average net assets	3.37%	2.46%	0.43%	(0.22)%		0.46%
Portfolio turnover rate	157%	134%	99%	165%		457%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

56 | October 31, 2024

ALPS | Smith Short Duration Bond Fund - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.98	$9.98	$10.57	$10.62	$10.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.35	0.15	0.08	0.16
Net realized and unrealized gain/(loss)	0.25	0.01	(0.57)	0.03	0.46
Total from investment operations	0.70	0.36	(0.42)	0.11	0.62

DISTRIBUTIONS:
From net investment income	(0.45)	(0.36)	(0.14)	(0.08)	(0.17)
From net realized gains	–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.45)	(0.36)	(0.17)	(0.16)	(0.25)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 5)	–	–	–	–	0.00 (b)
Net increase/(decrease) in net asset value	0.25	–	(0.59)	(0.05)	0.37
Net asset value, end of year	$10.23	$9.98	$9.98	$10.57	$10.62
TOTAL RETURN(c)	7.10%	3.69%	(4.03)%	1.05%	6.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$542,845	$575,840	$725,087	$492,215	$166,817
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.57%	0.56%	0.56%	0.58%	0.70%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.37%	3.52%	1.47%	0.77%	1.52%
Portfolio turnover rate	157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

57 | October 31, 2024

ALPS | Smith Total Return Bond Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.02	$9.34	$11.23		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.36	0.22		0.18	0.19
Net realized and unrealized gain/(loss)	0.63	(0.33)	(1.85)		(0.03)	0.57
Total from investment operations	1.04	0.03	(1.63)		0.15	0.76

DISTRIBUTIONS:
From net investment income	(0.41)	(0.35)	(0.26)		(0.19)	(0.19)
From net realized gains	–	–	–		(0.19)	(0.10)
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.41)	(0.35)	(0.26)		(0.38)	(0.29)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 5)	–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of year	$9.65	$9.02	$9.34		$11.23	$11.46
TOTAL RETURN(c)	11.63%	0.23%	(14.73)%		1.26%	6.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$23,458	$22,228	$4,252		$9,605	$10,109
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.97%	0.96%	0.97%		0.98%	1.01%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.89%	0.90%	0.93%		0.95%	0.96%
Ratio of net investment income to average net assets	4.22%	3.78%	2.14%		1.55%	1.66%
Portfolio turnover rate	135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

58 | October 31, 2024

ALPS | Smith Total Return Bond Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.02	$9.34	$11.23		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.35	0.22		0.18	0.19
Net realized and unrealized gain/(loss)	0.63	(0.32)	(1.85)		(0.03)	0.57
Total from investment operations	1.04	0.03	(1.63)		0.15	0.76

DISTRIBUTIONS:
From net investment income	(0.41)	(0.35)	(0.26)		(0.19)	(0.19)
From net realized gains	–	–	–		(0.19)	(0.10)
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.41)	(0.35)	(0.26)		(0.38)	(0.29)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 5)	–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of year	$9.65	$9.02	$9.34		$11.23	$11.46
TOTAL RETURN(c)	11.64%	0.21%	(14.62)%		1.27%	6.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$36,553	$22,153	$16,024		$27,342	$15,016
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.96%	0.97%	0.96%		0.97%	0.99%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.88%	0.92%	0.92%		0.94%	0.95%
Ratio of net investment income to average net assets	4.22%	3.69%	2.14%		1.57%	1.66%
Portfolio turnover rate	135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

59 | October 31, 2024

ALPS | Smith Total Return Bond Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.00	$9.32	$11.21		$11.44	$10.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.28	0.15		0.09	0.11
Net realized and unrealized gain/(loss)	0.63	(0.32)	(1.86)		(0.02)	0.57
Total from investment operations	0.97	(0.04)	(1.71)		0.07	0.68

DISTRIBUTIONS:
From net investment income	(0.34)	(0.28)	(0.18)		(0.11)	(0.11)
From net realized gains	–	–	–		(0.19)	(0.10)
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.34)	(0.28)	(0.18)		(0.30)	(0.21)

Net increase/(decrease) in net asset value	0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of year	$9.63	$9.00	$9.32		$11.21	$11.44
TOTAL RETURN(c)	10.87%	(0.49)%	(15.36)%		0.55%	6.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$4,143	$4,451	$4,223		$7,184	$6,508
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.73%	1.70%	1.71%		1.71%	1.72%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.59%	1.63%	1.64%		1.66%	1.67%
Ratio of net investment income to average net assets	3.50%	2.93%	1.42%		0.83%	0.94%
Portfolio turnover rate	135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

60 | October 31, 2024

ALPS | Smith Total Return Bond Fund - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.01	$9.34	$11.22		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.38	0.25		0.21	0.22
Net realized and unrealized gain/(loss)	0.64	(0.33)	(1.84)		(0.04)	0.57
Total from investment operations	1.07	0.05	(1.59)		0.17	0.79

DISTRIBUTIONS:
From net investment income	(0.44)	(0.38)	(0.29)		(0.22)	(0.22)
From net realized gains	–	–	–		(0.19)	(0.10)
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.44)	(0.38)	(0.29)		(0.41)	(0.32)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 5)	–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	0.63	(0.33)	(1.88)		(0.24)	0.47
Net asset value, end of year	$9.64	$9.01	$9.34		$11.22	$11.46
TOTAL RETURN(c)	11.97%	0.40%	(14.40)%		1.47%	7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,186,873	$2,280,563	$1,613,435		$1,738,746	$1,331,786
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.74%	0.74%	0.73%		0.73%	0.72%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.59%	0.63%	0.64%		0.66%	0.67%
Ratio of net investment income to average net assets	4.50%	3.98%	2.46%		1.84%	1.94%
Portfolio turnover rate	135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

61 | October 31, 2024

ALPS | Smith Credit Opportunities Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$8.55		$8.82		$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52		0.44		0.33		0.25	0.02
Net realized and unrealized gain/(loss)	0.66		(0.26)		(1.59)		0.51	(0.04)
Total from investment operations	1.18		0.18		(1.26)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.51)		(0.45)		(0.33)		(0.25)	(0.02)
From net realized gains	–		–		(0.04)		(0.02)	–
From tax return of capital	–		–		(0.00	)(b)	–	–
Total distributions	(0.51)		(0.45)		(0.37)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	0.67		0.27		(1.63)		0.49	(0.04)
Net asset value, end of year	$9.22		$8.55		$8.82		$10.45	$9.96
TOTAL RETURN(c)	13.97%		2.01%		(12.28)%		7.63%	(0.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$330		$316		$6,155		$6,869	$699
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.93	%(d)	0.90	%(d)	1.17%		1.25%	2.36	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.87	%(d)	0.89%		1.17%		1.19%	1.20	%(e)
Ratio of net investment income to average net assets	5.72%		4.93%		3.44%		2.35%	1.37	%(e)
Portfolio turnover rate(f)	181%		176%		187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

62 | October 31, 2024

ALPS | Smith Credit Opportunities Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$8.51		$8.83	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52		0.44	0.33		0.25	0.02
Net realized and unrealized gain/(loss)	0.66		(0.32)	(1.58)		0.51	(0.04)
Total from investment operations	1.18		0.12	(1.25)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.51)		(0.44)	(0.33)		(0.25)	(0.02)
From net realized gains	–		–	(0.04)		(0.02)	–
From tax return of capital	–		–	(0.00	)(b)	–	–
Total distributions	(0.51)		(0.44)	(0.37)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	0.67		(0.32)	(1.62)		0.49	(0.04)
Net asset value, end of year	$9.18		$8.51	$8.83		$10.45	$9.96
TOTAL RETURN(c)	14.04%		1.28%	(12.18)%		7.65%	(0.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$1,174		$1,200	$1,088		$1,217	$996
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.89	%(d)	1.16%	1.16%		1.26%	2.38	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.83	%(d)	1.13%	1.16%		1.16%	1.20	%(e)
Ratio of net investment income to average net assets	5.76%		4.96%	3.45%		2.41%	1.33	%(e)
Portfolio turnover rate(f)	181%		176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

63 | October 31, 2024

ALPS | Smith Credit Opportunities Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$8.51	$8.82	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.37	0.26		0.17	0.01
Net realized and unrealized gain/(loss)	0.64	(0.31)	(1.59)		0.52	(0.04)
Total from investment operations	1.07	0.06	(1.33)		0.69	(0.03)

DISTRIBUTIONS:
From net investment income	(0.44)	(0.37)	(0.26)		(0.18)	(0.01)
From net realized gains	–	–	(0.04)		(0.02)	–
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.44)	(0.37)	(0.30)		(0.19)	(0.01)

Net increase/(decrease) in net asset value	0.63	(0.31)	(1.63)		0.49	(0.04)
Net asset value, end of year	$9.14	$8.51	$8.82		$10.45	$9.96
TOTAL RETURN(c)	12.73%	0.65%	(12.91)%		6.88%	(0.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$473	$425	$617		$682	$498
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.94%	1.93%	1.90%		2.00%	3.09	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90%	1.90%	1.90%		1.90%	1.90	%(d)
Ratio of net investment income to average net assets	4.69%	4.17%	2.71%		1.67%	0.63	%(d)
Portfolio turnover rate(e)	181%	176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

64 | October 31, 2024

ALPS | Smith Credit Opportunities Fund - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$8.51	$8.83	$10.45		$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.46	0.35		0.28	0.02
Net realized and unrealized gain/(loss)	0.65	(0.32)	(1.57)		0.50	(0.03)
Total from investment operations	1.17	0.14	(1.22)		0.78	(0.01)

DISTRIBUTIONS:
From net investment income	(0.53)	(0.46)	(0.36)		(0.28)	(0.02)
From net realized gains	–	–	(0.04)		(0.02)	–
From tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.53)	(0.46)	(0.40)		(0.30)	(0.02)

Net increase/(decrease) in net asset value	0.64	(0.32)	(1.62)		0.48	(0.03)
Net asset value, end of year	$9.15	$8.51	$8.83		$10.45	$9.97
TOTAL RETURN(c)	13.98%	1.55%	(11.94)%		7.83%	(0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$208,541	$213,705	$284,247		$298,535	$25,051
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.01%	0.96%	0.93%		1.03%	1.86	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90%	0.90%	0.90%		0.90%	0.90	%(d)
Ratio of net investment income to average net assets	5.69%	5.17%	3.70%		2.66%	1.79	%(d)
Portfolio turnover rate(e)	181%	176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

65 | October 31, 2024

Notes to Financial Statements and Financial Highlights

October 31, 2024

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies".

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the "Adviser") as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund's oddlot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust's Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds' Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

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Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund's investments/financial instruments in the fair value hierarchy as of October 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$1,491,241	$–	$1,491,241
Collateralized Mortgage Obligations	–	251,489	–	251,489
Commercial Mortgage-Backed Securities	–	263,631	–	263,631
Mortgage-Backed Securities	–	6,236,778	–	6,236,778
Corporate Bonds	–	392,575,979	–	392,575,979
Government Bonds	–	168,065,412	–	168,065,412
Short Term Investments	1,527,965	–	–	1,527,965
Total	$1,527,965	$568,884,530	$–	$570,412,495

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$67,463,259	$–	$67,463,259
Collateralized Mortgage Obligations	–	276,633,421	–	276,633,421
Commercial Mortgage-Backed Securities	–	55,546,396	–	55,546,396
Mortgage-Backed Securities	–	462,710,127	–	462,710,127
Corporate Bonds	2,436,977	1,118,181,661	–	1,120,618,638
Government Bonds	–	1,107,853,762	–	1,107,853,762
Preferred Stock	7,602,378	75,754,134	–	83,356,512
Short Term Investments	47,248,215	–	–	47,248,215
Total	$57,287,570	$3,164,142,760	$–	$3,221,430,330

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Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$17,984,798	$–	$17,984,798
Collateralized Mortgage Obligations	–	7,718,365	–	7,718,365
Commercial Mortgage-Backed Securities	–	2,810,424	–	2,810,424
Mortgage-Backed Securities	–	3,632,862	–	3,632,862
Corporate Bonds	–	155,827,699	–	155,827,699
Government Bonds	–	8,723,859	–	8,723,859
Preferred Stock	674,397	6,487,966	–	7,162,363
Short Term Investments	2,764,002	–	–	2,764,002
Total	$3,438,399	$203,185,973	$–	$206,624,372

For the year ended October 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the fiscal year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of shortterm capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have

68 | October 31, 2024

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a significant impact on a Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, such Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$25,651,855	$–
ALPS | Smith Total Return Bond Fund	133,405,623	–
ALPS | Smith Credit Opportunities Fund	13,110,323	–

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2023 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$25,706,335	$–
ALPS | Smith Total Return Bond Fund	82,393,989	–
ALPS | Smith Credit Opportunities Fund	12,125,733	–

Components of Distributable Earnings on a Tax Basis: At October 31, 2024, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to taxable overdistributions.

For the fiscal year ended October 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | Smith Short Duration Bond Fund	$(53,623)	$53,623
ALPS | Smith Credit Opportunities Fund	(16,369)	16,369

As of October 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/ (depreciation) on investments		Total
ALPS | Smith Short Duration Bond Fund	$–	$(23,129,420)	$–	$1,896,036	$	$(21,233,384)
ALPS | Smith Total Return Bond Fund	37,683	(217,284,112)	–	(28,278,747)		(245,525,176)
ALPS | Smith Credit Opportunities Fund	–	(39,826,662)	–	1,358,707		(38,467,955)

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Capital loss carryovers used during the year ended October 31, 2024 for ALPS | Smith Short Duration Bond Fund and ALPS | Smith Credit Opportunities Fund, were $1,846,807 and $1,200,220, respectively.

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2024 the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | Smith Short Duration Bond Fund	$16,662,857	$6,466,563
ALPS | Smith Total Return Bond Fund	122,604,591	94,679,521
ALPS | Smith Credit Opportunities Fund	17,963,199	21,863,463

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2024, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Smith Short Duration Bond Fund	$3,337,980	$(1,441,944)	$1,896,036	$568,516,459
ALPS | Smith Total Return Bond Fund	22,843,654	(51,122,401)	(28,278,747)	3,249,709,077
ALPS | Smith Credit Opportunities Fund	3,915,591	(2,556,884)	1,358,707	205,265,665

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales and trust preferred basis adjustments.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$472,387,675	$515,479,293
ALPS | Smith Total Return Bond Fund	1,538,973,498	1,223,655,270
ALPS | Smith Credit Opportunities Fund	254,092,305	261,655,164

Purchases and sales of U.S. Government Obligations during the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$454,240,043	$410,791,585
ALPS | Smith Total Return Bond Fund	3,012,471,295	2,536,125,068
ALPS | Smith Credit Opportunities Fund	153,852,148	157,489,438
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5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | Smith Short Duration Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	736,898	977,756
Dividends reinvested	71,743	53,117
Shares redeemed	(462,303)	(1,205,712)
Net increase/(decrease) in shares outstanding	346,338	(174,839)
Class A
Shares sold	1,271,414	1,063,977
Dividends reinvested	38,836	29,516
Shares redeemed	(1,370,771)	(1,559,645)
Net decrease in shares outstanding	(60,521)	(466,152)
Class C
Shares sold	47,618	77,686
Dividends reinvested	4,320	5,259
Shares redeemed	(60,490)	(230,204)
Net decrease in shares outstanding	(8,552)	(147,259)
Class I
Shares sold	26,951,147	37,464,088
Dividends reinvested	1,675,797	1,513,481
Shares redeemed	(33,238,038)	(53,924,320)
Net decrease in shares outstanding	(4,611,094)	(14,946,751)

	ALPS | Smith Total Return Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	1,721,733	2,470,424
Dividends reinvested	124,876	62,940
Shares redeemed	(1,881,622)	(523,399)
Net increase/(decrease) in shares outstanding	(35,013)	2,009,965
Class A
Shares sold	3,115,132	1,426,220
Dividends reinvested	131,450	76,177
Shares redeemed	(1,916,329)	(760,795)
Net increase in shares outstanding	1,330,253	741,602
Class C
Shares sold	91,504	170,859
Dividends reinvested	13,679	12,339
Shares redeemed	(169,663)	(141,433)
Net increase/(decrease) in shares outstanding	(64,480)	41,765
Class I
Shares sold	172,574,925	143,800,894
Dividends reinvested	10,664,099	6,365,794
Shares redeemed	(105,892,520)	(69,853,996)
Net increase in shares outstanding	77,346,504	80,312,692

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	ALPS | Smith Credit Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Investor Class
Shares sold	11	7,241
Dividends reinvested	1,972	4,600
Shares redeemed	(3,248)	(672,281)
Net decrease in shares outstanding	(1,265)	(660,440)
Class A
Shares sold	26,173	29,265
Dividends reinvested	985	1,306
Shares redeemed	(40,185)	(12,827)
Net increase/(decrease) in shares outstanding	(13,027)	17,744
Class C
Shares sold	1,699	2,964
Shares redeemed	–	(22,883)
Net increase/(decrease) in shares outstanding	1,699	(19,919)
Class I
Shares sold	6,589,512	6,774,870
Dividends reinvested	1,152,634	1,041,005
Shares redeemed	(10,059,443)	(14,896,353)
Net decrease in shares outstanding	(2,317,297)	(7,080,478)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Adviser has delegated daily management of the Funds listed below to Smith Capital Investors, LLC (the "Sub-Adviser"). The Sub-Adviser manages the investments of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay the Adviser an annual management fee which is based on each Fund's average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds' contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | Smith Short Duration Bond Fund	0.365%
ALPS | Smith Total Return Bond Fund	0.545%
ALPS | Smith Credit Opportunities Fund	0.75%

Pursuant to an Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser of the Funds listed below an annual sub-advisory management fee which is based on each Fund's average daily assets. The Adviser is required to pay all fees due to each Sub-Adviser out of the management fee the Adviser receives from each Fund listed below. The following table reflects the Funds' contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Smith Credit Opportunities Fund	All Asset Levels	0.50%

The Adviser and Sub-Adviser have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

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These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the fiscal year ended October 31, 2024 are disclosed on the Statements of Operations.

Fund*	Investor Class	Class A	Class C	Class I
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%
ALPS | Smith Total Return Bond Fund	0.59%	0.59%	0.59%	0.59%
ALPS | Smith Credit Opportunities Fund	0.90%	0.90%	0.90%	0.90%

* See each Fund’s Prospectus for Expense Limitation agreement expiration dates.

The Adviser and the Sub-Adviser are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Funds are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the fiscal year ended October 31, 2024, the Adviser and the Sub-Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2025	Expires 10/31/2026	Expires 10/31/2027	Total
ALPS | Smith Short Duration Bond Fund - Investor Class	$4,469	$10,424	$5,631	$20,524
ALPS | Smith Short Duration Bond Fund - Class A	8,598	3,016	1,092	12,706
ALPS | Smith Short Duration Bond Fund - Class C	1,495	1,520	909	3,924
ALPS | Smith Short Duration Bond Fund - Class I	407,457	457,964	442,793	1,308,214

ALPS | Smith Total Return Bond Fund - Investor Class	3,056	8,817	24,232	36,105
ALPS | Smith Total Return Bond Fund - Class A	8,987	11,874	27,162	48,023
ALPS | Smith Total Return Bond Fund - Class C	3,783	3,350	6,076	13,209
ALPS | Smith Total Return Bond Fund - Class I	1,505,281	2,107,663	4,310,128	7,923,072

ALPS | Smith Credit Opportunities Fund - Investor Class	N/A	131	210	341
ALPS | Smith Credit Opportunities Fund - Class A	N/A	398	591	989
ALPS | Smith Credit Opportunities Fund - Class C	N/A	185	174	359
ALPS | Smith Credit Opportunities Fund - Class I	91,465	139,197	243,192	473,854

ALPS | Smith Short Duration Bond Fund recouped fees of $462 (Investor Class) and $203 (Class A) during the fiscal year ended October 31, 2024.

ALPS Portfolio Solutions Distributor, Inc. (the "Distributor”) acts as the distributor of the Funds' shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds' shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

The Funds have adopted Distribution and Services Plans (the "Plans”) pursuant to Rule 12b-1 of the 1940 Act for the Investor Class, Class A and Class C shares. The Plans allows each Fund to use Investor Class, Class A and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A and Class C shares and/or the provision of shareholder services to Investor Class, Class A and Class C shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A and Class C shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund's average daily net assets attributable to its Investor Class and Class A shares and 0.75% of a Fund's average daily net assets attributable to its Class C shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

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Shareholder Services Plans

The Funds have adopted a shareholder services plan with respect to the Investor Class shares and Class A shares (the “Investor Class Shareholder Services Plan” and the “Class A Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan and Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class and Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund's shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2024 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds' operations. Officers of the Trust are employees of ALPS. The Funds' administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the fiscal year ended October 31, 2024 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the fiscal year ended October 31, 2024, are included in the Administrative fees disclosed in the Statements of Operations.

Trustees

Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements

74 | October 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, and ALPS | Smith Credit Opportunities Fund (the "Funds”), each a series of Financial Investors Trust, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the years or periods ended October 31, 2021, and prior, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2024

75 | October 31, 2024

Additional Information

October 31, 2024 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023 are designated as qualified dividend income (QDI) in the following percentages:

Amount
ALPS Smith Total Return Bond Fund	0.70%
ALPS Smith Credit Opportunities Fund	0.65%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023 qualify for the corporate dividends received deduction:

Amount
ALPS Smith Total Return Bond Fund	0.70%
ALPS Smith Credit Opportunities Fund	0.76%

In early 2024, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

76 | October 31, 2024

Changes in and Disagreements with Accountants

for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

77 | October 31, 2024

Proxy Disclosures for Open-End

Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

78 | October 31, 2024

Remuneration Paid to Directors, Officers, and Others

of Open-End Management Investment Companies

October 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended October 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$191,500	$–	$191,500
Jeremy W. Deems	200,500	–	200,500
Jerry G. Rutledge	176,500	–	176,500
Michael “Ross” Shell	197,500	–	197,500
Edmund J. Burke	176,500	–	176,500
Total	$942,500	$–	$942,500

Officers who are employed by the Adviser receive no compensaton or expense reimbursement from the Trust.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

79 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to each of the ALPS | Smith Short Duration Bond Fund (the “Short Duration Bond Fund”), the ALPS | Smith Total Return Bond Fund (the “Total Return Bond Fund”), and the ALPS | Smith Credit Opportunities Fund (the “Credit Opportunities Fund” and, collectively with the Short Duration Bond Fund and Total Return Bond Fund, the “Smith Funds”) and the sub-advisory agreement with Smith Capital Investors, LLC (the “Sub-Adviser” or “Smith Capital”) with respect to each of the Smith Funds (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board's responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 11-12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Smith Funds' investment adviser and the Sub-Adviser as the Smith Funds' sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreements with AAI and the investment sub-advisory agreements with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Smith Funds:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rates paid by the Trust, on behalf of the Smith Funds, to AAI, of 0.365% of the Short Duration Bond Fund's daily average net assets, 0.545% of the Total Return Bond Fund's daily average daily net assets, and 0.75% of the Credit Opportunities Fund's average daily net assets, in light of the extent and quality of the advisory services provided by AAI to the Smith Funds. The Trustees also reviewed and considered the contractual annual sub-advisory fee rates paid by AAI to Smith Capital of 0.29% of the Short Duration Bond Fund's daily average net assets, 0.42% of the Total Return Bond Fund's daily average daily net assets, and 0.50% of the Credit Opportunities Fund average daily net assets, in light of the extent and quality of the advisory services provided by Smith Capital to the Smith Funds. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of each Smith Fund's contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee for each class of the Total Return Bond Fund and Credit Opportunities Fund was higher than the Data Provider peer group median rate; and the contractual advisory fee for each class of the Short Duration Bond Fund was equal to the Data Provider peer group median rate, except for Class C, which was higher than the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 0.89%, 1.59%, 0.59%, and 0.89% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the Total Return Bond Fund; 0.75%, 1.49%, 0.49%, and 0.78% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the Short Duration Bond Fund; and 1.13%, 1.90%, 0.90%, and 1.20% for the Class A, Class C, Class I, and Investor Class shares of the Credit Opportunities Fund, respectively. The Trustees noted that the total net expense ratio of each class of Total Return Bond Fund, Short Duration Bond Fund, and Credit Opportunities Fund was higher than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Smith Funds under the Investment Advisory and Sub-Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and Smith Capital in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI's and Smith Capital's investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and Smith Capital and their affiliated entities. The Trustees also

80 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

reviewed the research and decision-making processes utilized by AAI and Smith Capital, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Smith Funds.

The Trustees considered the background and experience of AAI's and Smith Capital's management in connection with the Smith Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI's and Smith Capital's Codes of Ethics.

Performance: The Trustees reviewed performance information for the Smith Funds, which included a comparison of each Fund's performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year and since inception periods ended March 31, 2024, as applicable.

The Trustees noted that for the one-year period, each class of the Short Duration Fund underperformed the Data Provider peer group median; for the three-year period, each class of the Short Duration Fund outperformed the Data Provider peer group median, except for Class I of the Short Duration Fund, which had performance equal to the Data Provider peer group median; for the five-year and since inception periods, each class of the Short Duration Fund outperformed the Data Provider peer group median.

The Trustees noted that for the one-year period, Class A and Class I of the Credit Opportunities Fund had performance equal to the Data Provider peer group median and Class C and Investor Class of the Credit Opportunities Fund outperformed the Data Provider peer group median; and for the three-year and since inception periods, each class of the Credit Opportunities Fund underperformed the Data Provider peer group median.

The Trustees noted that for the one-year period, each class of the Total Return Fund had performance equal to the Data Provider peer group median, except for Class C of the Total Return Fund, which underperformed the Data Provider peer group median; for the three-year, five-year, and since inception periods, each class of the Total Return Fund outperformed the Data Provider peer group median.

The Trustees also considered Smith Capital's investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Smith Capital regarding fees charged to its other clients utilizing a strategy similar to that employed by the Total Return Fund, but that Smith Capital indicated it had no other clients utilizing a strategy similar to that employed by the other Smith Funds. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by a Smith Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and Smith Capital based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Smith Capital, with respect to the Smith Funds, respectively. The Trustees considered the profits, if any, realized by AAI and Smith Capital in connection with the operation of the Smith Funds.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Smith Funds will be passed along to the shareholders under the Advisory Agreements.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and Smith Capital from their relationship with the Smith Funds, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

•	the contractual advisory fee for each class of the Total Return Bond Fund and Credit Opportunities Fund was higher than the Data Provider peer group median rate; the contractual advisory fee for each class of the Short Duration Bond Fund was equal to the Data Provider peer group median rate, except for Class C, which was higher than the Data Provider peer group median rate;

•	Smith Capital's fees under its sub-advisory agreement are paid directly by AAI;

•	the total net expense ratio of each class of Total Return Bond Fund, Short Duration Bond Fund, and Credit Opportunities Fund was higher than the Data Provider peer group median ratio;
81 | October 31, 2024

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

•	the nature, extent, and quality of services rendered by AAI and Smith Capital under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the Smith Funds were adequate;

•	for the one-year period, each class of the Short Duration Fund underperformed the Data Provider peer group median; for the three-year period, each class of the Short Duration Fund outperformed the Data Provider peer group median, except for Class I of the Short Duration Fund, which had performance equal to the Data Provider peer group median; for the five-year and since inception periods, each class of the Short Duration Fund outperformed the Data Provider peer group median;

•	for the one-year period, Class A and Class I of the Credit Opportunities Fund had performance equal to the Data Provider peer group median and Class C and Investor Class of the Credit Opportunities Fund outperformed the Data Provider peer group median; and for the three-year and since inception periods, each class of the Credit Opportunities Fund underperformed the Data Provider peer group median;

•	for the one-year period, each class of the Total Return Fund had performance equal to the Data Provider peer group median, except for Class C of the Total Return Fund, which underperformed the Data Provider peer group median; for the three-year, five-year, and since inception periods, each class of the Total Return Fund outperformed the Data Provider peer group median;

•	that (a) AAI had no other clients utilizing a strategy similar to that employed by the Smith Funds; (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Smith Capital's other clients employing a comparable strategy to the Total Return Fund was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Total Return Fund; and (c) Smith Capital indicated it had no other clients utilizing a strategy similar to that employed by the other Smith Funds;

•	the profit, if any, realized by AAI and Smith Capital in connection with the operation of the Smith Funds is not unreasonable to the Smith Funds; and

•	at this time, there were no material economies of scale or other incidental benefits accruing to AAI and Smith Capital in connection with their relationship with the Smith Funds.

Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI's and Smith Capital's compensation for investment advisory and sub-advisory services is consistent with the best interests of each of the Smith Funds and its shareholders.

82 | October 31, 2024

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SMT001287

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Annual Financial Statements & Other Information

October 31, 2024

ALPS | CoreCommodity Natural Resources ETF (CCNR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	9
Report of Independent Registered Public Accounting Firm	15
Additional Information	16
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	17
Proxy Disclosures for Open-End Management Investment Companies	18
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	19
Statement Regarding Basis for Approval of Investment Advisory Contract	20

alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2024

	Shares	Value (Note 2)
COMMON STOCKS (99.58%)
Consumer Discretionary (0.52%)
Home Construction (0.52%)
Sumitomo Forestry Co., Ltd.	38,139	$1,493,531

TOTAL CONSUMER DISCRETIONARY		1,493,531

Consumer Staples (13.59%)
Agricultural Producers (0.24%)
Adecoagro SA	59,840	688,160

Food (11.34%)
AAK AB	15,866	454,184
Cal-Maine Foods, Inc.	45,136	3,962,038
China Mengniu Dairy Co., Ltd.	936,402	2,095,856
Darling Ingredients, Inc.(a)	59,559	2,329,352
Dole PLC	40,064	647,034
Hormel Foods Corp.	121,109	3,699,880
Inghams Group, Ltd.	1,016,830	1,920,529
Ingredion, Inc.	25,125	3,335,595
MEIJI Holdings Co., Ltd.	43,344	1,012,711
Morinaga Milk Industry Co., Ltd.	3,424	79,842
Mowi ASA	101,387	1,742,442
NH Foods, Ltd.	27,231	948,622
Nisshin Seifun Group, Inc.	80,148	942,111
Nissui Corp.	146,080	896,824
Pilgrim's Pride Corp.(a)	42,474	2,057,441
Salmar ASA	17,059	865,341
Suedzucker AG	144,920	1,738,731
Tyson Foods, Inc., Class A	40,774	2,388,949
WH Group, Ltd.(b)	1,514,775	1,180,785
		32,298,267

Wholesale - Consumer Staples (2.01%)
Archer-Daniels-Midland Co.	58,933	3,253,691
Bunge Global SA	29,346	2,465,651
		5,719,342

TOTAL CONSUMER STAPLES		38,705,769

Energy (35.41%)
Oil & Gas Producers (22.10%)
Advantage Energy, Ltd.(a)	82,812	518,040
Aker BP ASA	122,614	2,614,975
Antero Resources Corp.(a)	2,516	65,114
APA Corp.	8,681	204,872
ARC Resources, Ltd.	44,662	739,689
Athabasca Oil Corp.(a)	114,511	425,196
Baytex Energy Corp.	131,467	371,074
Beach Energy, Ltd.	596,177	490,429
Birchcliff Energy, Ltd.	50,213	187,170
Canadian Natural Resources, Ltd.	18,226	619,816
Cenovus Energy, Inc.	197,712	3,179,352
	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Chevron Corp.	1,752	$260,733
Chord Energy Corp.	7,157	895,341
Civitas Resources, Inc.	19,524	952,576
CNX Resources Corp.(a)	2,050	69,762
ConocoPhillips	24,118	2,641,886
Coterra Energy, Inc.	81,047	1,938,644
Crescent Energy Co.	55,043	684,184
Devon Energy Corp.	74,581	2,884,792
Diamondback Energy, Inc.	1,553	274,524
Eni SpA, Sponsored Sponsored ADR	541	16,463
Eni SpA	145,070	2,211,089
EOG Resources, Inc.	2,756	336,122
EQT Corp.	2,807	102,568
Equinor ASA	122,872	2,949,434
Exxon Mobil Corp.	3,163	369,375
Geopark, Ltd.	184,960	1,450,086
Harbour Energy PLC	212,745	758,236
Hess Corp.	1,142	153,576
HighPeak Energy, Inc.	51,348	657,254
Inpex Corp.	209,872	2,781,212
Japan Petroleum Exploration Co., Ltd.	192,025	1,454,658
Karoon Energy, Ltd.	667,340	610,454
Kosmos Energy, Ltd.(a)	42,725	160,646
Magnolia Oil & Gas Corp., Class A	52,417	1,325,102
Matador Resources Co.	31,994	1,667,207
MEG Energy Corp.	85,820	1,568,657
Murphy Oil Corp.	86,716	2,729,819
NuVista Energy, Ltd.(a)	100,809	809,455
Occidental Petroleum Corp.	38,950	1,951,785
OMV AG	2,682	111,151
Parex Resources, Inc.	342,032	3,176,266
Permian Resources Corp.	27,258	371,527
Petroleo Brasileiro SA, Sponsored ADR	23,354	314,111
Peyto Exploration & Development Corp.	89,763	978,635
Range Resources Corp.	3,193	95,886
Repsol SA	10,804	134,561
SandRidge Energy, Inc.	126,826	1,406,500
SM Energy Co.	47,692	2,001,633
Suncor Energy, Inc.	7,459	281,571
Tamarack Valley Energy, Ltd.	295,260	880,044
Topaz Energy Corp.	19,475	373,597
TotalEnergies SE	15,350	958,404
Tourmaline Oil Corp.	29,821	1,374,805
VAALCO Energy, Inc.	104,572	558,414
Var Energi ASA	661,669	2,078,204
Veren, Inc.	133,073	685,268
Vermilion Energy, Inc.	260,612	2,429,521

See Notes to Financial Statements and Financial Highlights.

1 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2024

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Woodside Energy Group, Ltd.	42,912	$671,554
		62,963,019

Oil & Gas Services & Equipment (9.08%)
Aker Solutions ASA	154,500	733,862
Archrock, Inc.	22,138	443,203
Baker Hughes Co.	21,169	806,116
ChampionX Corp.	56,609	1,597,506
Core Laboratories, Inc.	32,354	611,491
Expro Group Holdings NV(a)	43,035	548,696
Halliburton Co.	59,617	1,653,775
Helix Energy Solutions Group, Inc.(a)	58,175	538,119
Helmerich & Payne, Inc.	60,574	2,035,285
Liberty Energy, Inc., Class A	69,700	1,189,779
Nabors Industries, Ltd.(a)	13,632	1,014,357
National Oilwell Varco, Inc.	49,072	761,107
Noble Corp. PLC	40,264	1,287,643
NOW, Inc.(a)	56,994	674,239
Oceaneering International, Inc.(a)	33,336	813,398
Patterson-UTI Energy, Inc.	159,711	1,224,983
ProPetro Holding Corp.(a)	229,591	1,586,474
RPC, Inc.	263,716	1,497,907
Saipem SpA(a)	288,966	686,480
Schlumberger NV	29,618	1,186,793
Secure Energy Services, Inc.	84,829	944,948
Select Water Solutions, Inc.	64,638	685,163
Subsea 7 SA	36,734	562,020
TGS ASA	159,706	1,450,394
Tidewater, Inc.(a)	1,208	72,565
Transocean, Ltd.(a)	30,033	130,343
Vital Energy, Inc.(a)	41,055	1,119,570
		25,856,216

Renewable Energy (4.23%)
Array Technologies, Inc.(a)	73,270	478,453
Corp ACCIONA Energias Renovables SA	17,143	353,552
Daqo New Energy Corp., ADR(a)	83,240	1,879,559
Encavis AG(a)	35,770	668,842
Enphase Energy, Inc.(a)	3,095	257,009
First Solar, Inc.(a)	4,303	836,847
Flat Glass Group Co., Ltd.	509,504	1,038,132
Fluence Energy, Inc.(a)	34,796	756,813
GS Yuasa Corp.	23,070	415,955
JinkoSolar Holding Co., Ltd., ADR	40,007	1,062,586
Shoals Technologies Group, Inc., Class A(a)	268,396	1,452,023
SMA Solar Technology AG	79,773	1,390,971
	Shares	Value (Note 2)
Renewable Energy (continued)
Xinyi Solar Holdings, Ltd.	2,828,032	$1,451,467
		12,042,209

TOTAL ENERGY		100,861,444

Financials (0.24%)
Asset Management (0.24%)
Remgro, Ltd.	79,039	688,442

TOTAL FINANCIALS		688,442

Industrials (7.60%)
Engineering & Construction (0.62%)
Technip Energies NV	70,551	1,752,782

Machinery (6.75%)
AGCO Corp.	25,358	2,531,743
Bucher Industries AG	1,013	394,736
CNH Industrial NV	420,688	4,724,325
Deere & Co.	7,929	3,208,787
Epiroc AB	47,475	924,142
FLSmidth & Co. A/S	8,240	429,438
Fluidra SA	9,569	257,302
Kubota Corp.	164,659	2,136,535
Kurita Water Industries, Ltd.	37,727	1,436,675
Organo Corp.	18,825	900,735
Sany Heavy Equipment International Holdings Co., Ltd.	1,002,544	656,404
Veralto Corp.	15,586	1,592,733
		19,193,555

Transportation & Logistics (0.23%)
FLEX LNG, Ltd.	26,883	658,634

TOTAL INDUSTRIALS		21,604,971

Materials (35.59%)
Agricultural Chemicals (1.09%)
Mosaic Co.	24,865	665,387
Nutrien, Ltd.	51,530	2,456,950
		3,122,337

Base Metal (1.33%)
Hudbay Minerals, Inc.	422,927	3,793,844

Chemicals (5.21%)
Albemarle Corp.	1,928	182,639
CF Industries Holdings, Inc.	2,716	223,337
Corteva, Inc.	51,974	3,166,256
FMC Corp.	68,329	4,440,702
ICL Group, Ltd.	585,356	2,421,060
ICL Group, Ltd.	64,572	266,037

See Notes to Financial Statements and Financial Highlights.

2 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2024

	Shares	Value (Note 2)
Chemicals (continued)
Incitec Pivot, Ltd.	64,914	$128,587
K+S AG	254,801	3,088,941
Nutrien, Ltd.	9,268	441,917
OCI N.V.	2,852	34,637
Yara International ASA	13,735	413,041
		14,807,154

Forestry, Paper & Wood Products (0.77%)
Canfor Corp.(a)	52,591	627,383
Svenska Cellulosa AB SCA	57,385	758,613
West Fraser Timber Co., Ltd.	8,819	796,487
		2,182,483

Metals & Mining (25.14%)
African Rainbow Minerals, Ltd.	41,932	422,388
Agnico Eagle Mines, Ltd.	12,656	1,092,086
Agnico-Eagle Mines, Ltd.	15,065	1,300,328
Alamos Gold, Inc., Class A	34,317	692,517
Alcoa Corp.	44,408	1,780,317
Anglo American PLC	11,659	360,811
Antofagasta PLC	10,606	236,868
Aurubis AG	23,046	1,808,675
B2Gold Corp.	1,104,030	3,665,380
BHP Group, Ltd.	65,091	1,826,539
Boliden AB	125,342	3,891,590
Capricorn Metals, Ltd.(a)	164,660	683,767
Capstone Copper Corp.(a)	22,970	158,869
Centerra Gold, Inc.	210,486	1,487,544
Century Aluminum Co.(a)	54,559	962,966
Champion Iron, Ltd.	198,793	766,636
China Hongqiao Group, Ltd.	487,163	785,818
Cia de Minas Buenaventura SAA, ADR	84,834	1,107,932
Coronado Global Resources, Inc.(b)(c)	532,417	355,638
Deterra Royalties, Ltd.	334,638	814,831
Dowa Holdings Co., Ltd.	40,988	1,417,072
Dundee Precious Metals, Inc.	131,608	1,338,435
Eldorado Gold Corp.(a)	49,704	863,358
Endeavour Mining PLC	72,805	1,612,079
Eramet SA	15,042	884,362
Evolution Mining, Ltd.	552,822	1,906,371
Fortescue, Ltd.	165,922	2,093,230
Franco-Nevada Corp.	2,684	356,059
Freeport-McMoRan, Inc.	48,946	2,203,549
Gold Fields, Ltd., Sponsored ADR	45,794	754,685
Grupo Mexico SAB de CV, Series B	339,784	1,782,850
Iluka Resources, Ltd.	483,509	1,867,813
Impala Platinum Holdings, Ltd.	48,191	315,333
Industrias Penoles SAB de CV(a)	41,558	654,622
Kumba Iron Ore, Ltd.	62,652	1,179,833
Labrador Iron Ore Royalty Corp.	43,533	952,358
	Shares	Value (Note 2)
Metals & Mining (continued)
Liontown Resources, Ltd.(a)	119,163	$64,697
Lundin Mining Corp.	420,167	4,085,942
Metso Corporation	121,201	1,147,766
Mineral Resources, Ltd.	9,625	249,567
Mitsubishi Materials Corp.	48,657	811,324
MP Materials Corp.(a)	12,919	232,413
Newmont Corp. - CDI	4,048	189,036
NexGen Energy, Ltd.(a)	15,177	111,619
Norsk Hydro ASA	290,309	1,786,687
Northern Star Resources, Ltd.	255,960	2,986,563
OceanaGold Corp.	588,780	1,670,328
Pan American Silver Corp.	9,901	231,782
Perseus Mining, Ltd.	477,465	901,808
Pilbara Minerals, Ltd.	159,804	299,725
Ramelius Resources, Ltd.	1,145,390	1,801,532
Sandfire Resources NL(a)	9,260	63,195
South32, Ltd.	788,087	1,908,590
Southern Copper Corp.	16,863	1,847,342
Sumitomo Metal Mining Co., Ltd.	15,180	428,705
SunCoke Energy, Inc.	44,206	455,764
Teck Resources, Ltd., Class B	49,921	2,320,827
Torex Gold Resources, Inc.(a)	47,971	1,034,631
Warrior Met Coal, Inc.	24,362	1,537,973
Wheaton Precious Metals Corp.	1,508	99,543
Zhaojin Mining Industry Co., Ltd.	493,192	869,133
		71,520,001

Steel (2.05%)
Acerinox SA	40,973	374,597
ArcelorMittal SA - NY Reg	13,827	340,421
ATI, Inc.(a)	18,996	1,001,279
Cleveland-Cliffs, Inc.(a)	10,358	134,447
Daido Steel Co., Ltd.	24,109	188,981
Metallus, Inc.(a)	9,887	139,308
Nippon Steel Corp.	21,576	435,809
OSAKA Titanium Technologies Co., Ltd.	71,766	1,025,904
Outokumpu Oyj	55,245	197,825
SSAB AB, Class A	83,291	399,313
Steel Dynamics, Inc.	1,456	190,008
thyssenkrupp AG	142,307	495,806
United States Steel Corp.	5,600	217,560
voestalpine AG	29,417	609,567
Yamato Kogyo Co., Ltd.	2,517	121,559
		5,872,384

TOTAL MATERIALS		101,298,203

See Notes to Financial Statements and Financial Highlights.

3 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2024

	Shares	Value (Note 2)
Real Estate (0.27%)
REIT (0.27%)
PotlatchDeltic Corp.	18,470	$767,798

TOTAL REAL ESTATE		767,798

Technology (0.63%)
Semiconductors (0.63%)
SUMCO Corp.	181,699	1,785,419

TOTAL TECHNOLOGY		1,785,419

Utilities (5.73%)
Electric Utilities (2.93%)
Boralex, Inc., Class A	12,446	299,183
China Longyuan Power Group Corp., Ltd.	1,929,976	1,715,457
Drax Group PLC	107,946	867,165
Enlight Renewable Energy, Ltd.(a)	38,628	615,285
ERG SpA	4,942	110,954
Iberdrola SA	6,906	102,501
Innergex Renewable Energy, Inc.	73,956	484,418
Neoen SA(b)(c)	21,324	915,049
Northland Power, Inc.	94,047	1,429,263
RENOVA, Inc.(a)	123,596	708,517
Scatec ASA(b)(c)	150,391	1,088,264
		8,336,056

Gas & Water Utilities (2.80%)
California Water Service Group	20,560	1,068,298
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	69,216	1,099,843
Guangdong Investment, Ltd.	1,735,847	1,105,265
National Fuel Gas Co.	2,910	176,142
Severn Trent PLC	40,767	1,349,929
United Utilities Group PLC	9,069	119,572
Veolia Environnement SA	95,303	3,023,928
		7,942,977

TOTAL UTILITIES		16,279,033

TOTAL COMMON STOCKS
(Cost $276,057,061)		283,484,610
	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.06%)
Energy (0.06%)
Oil & Gas Producers (0.06%)
Black Stone Minerals LP	11,524	$170,094

TOTAL ENERGY		170,094

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $175,713)		170,094

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.23%)
Money Market Fund (0.23%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.823%	649,530	649,530

TOTAL MONEY MARKET FUND			649,530

TOTAL SHORT-TERM INVESTMENTS
(Cost $649,530)			649,530

TOTAL INVESTMENTS (99.87%)
(Cost $276,882,304)			$284,304,234

Assets In Excess Of Other Liabilities (0.13%)			372,271

NET ASSETS (100.00%)			$284,676,505

(a)	Non-Income Producing Security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2024 the aggregate market value of those securities was $3,539,736, representing 1.24% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the aggregate market value of those securities was $2,358,951, representing 0.83% of net assets.

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Statement of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at value	$284,304,234
Cash	38,568
Foreign currency, at value (Cost $218)	218
Dividends and interest receivable	427,114
Prepaid expenses and other assets	4,019
Total Assets	284,774,153
LIABILITIES
Investment advisory fees payable	97,648
Total Liabilities	97,648
NET ASSETS	$284,676,505
NET ASSETS CONSIST OF
Paid-in capital	$289,883,821
Total distributable earnings/(accumulated losses)	(5,207,316)
NET ASSETS	$284,676,505
INVESTMENTS, AT COST	$276,882,304

PRICING OF SHARES

Net Asset Value, offering and redemption price per share	$24.74
Net Assets	$284,676,505
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	11,504,881

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Statement of Operations	For the Period Ended October 31, 2024(a)

INVESTMENT INCOME
Dividends	$2,656,765
Foreign taxes withheld on dividends	(221,065)
Interest and other income	11,015
Total Investment Income	2,446,715

EXPENSES
Investment advisory fees	358,638
Total Expenses	358,638
Net Investment Income	2,088,077
Net realized gain on investments(b)	6,415,648
Net realized loss on foreign currency transactions	(6,648)
Net Realized Gain	6,409,000
Net change in unrealized depreciation on investments	(11,929,705)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(6,894)
Net Change in Unrealized Depreciation	(11,936,599)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,527,599)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,439,522)

(a)	The ALPS | CoreCommodity Natural Resources ETF commenced operations on July 11, 2024.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements)

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Statement of Changes in Net Assets

For the Period July 11, 2024 (Commencement) to October 31, 2024
OPERATIONS
Net investment income	$2,088,077
Net realized gain	6,409,000
Net change in unrealized depreciation	(11,936,599)
Net Decrease in Net Assets Resulting from Operations	(3,439,522)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold *	397,234,695
Shares redeemed	(109,118,668)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	288,116,027

Net increase in net assets	284,676,505

NET ASSETS
Beginning of period	–
End of period	$284,676,505

*	On July 10, 2024, the Fund received securities in connection with an in-kind subscription transaction - see Note 1 in Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period July 11, 2024 (Commencement) to October 31, 2024
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18
Net realized and unrealized loss	(0.44)
Total from investment operations	(0.26)

Net (decrease) in net asset value	(0.26)
Net asset value, end of year	$24.74
TOTAL RETURN(b)	(1.04)%
TOTAL RETURN - MARKET VALUE(c)	(1.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$284,677
Ratio of expenses to average net assets	0.39	%(d)
Ratio of net investment income to average net assets	2.27	%(d)
Portfolio turnover rate(e)	61%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.
(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 15,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Adviser manages separately the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund that contributed specific assets to the Fund (the “Contribution”). The Adviser and Sub-Adviser paid all costs surrounding the Contribution. The Contribution received on July 10, 2024, was tax free, and the cost basis of the assets were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in seed shares totaling 12,419,881 with a Net Asset Value of $25. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$ 310,497,027	$ 310,497,027	$ 291,145,392	$ 19,351,635

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of their financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed ALPS Advisors, Inc. (the “Adviser”) to serve as the valuation designee (the "Valuation Designee") to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

9 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of October 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$282,800,843	$683,767	$–	$283,484,610
Master Limited Partnerships(a)	170,094	–	–	170,094
Short-Term Investments	649,530	–	–	649,530
Total	$283,620,467	$683,767	$–	$284,304,234

(a)	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended October 31, 2024.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long- term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

10 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the

11 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of October 31, 2024, the Fund did not have any securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

There were no distributions made by the Fund for the fiscal period ending October 31, 2024.

Components of Distributable Earnings on a Tax Basis: At October 31, 2024, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in in-kind redemptions, partnership basis transfers, and passive foreign investment companies (PFICs) transfers.

For the fiscal period ended October 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | CoreCommodity Natural Resources ETF	$21,119,429	$(21,119,429)

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/ (depreciation) on investments	Total
ALPS | CoreCommodity Natural Resources ETF	$2,269,567	$(10,898,585)	$–	$3,421,702	$(5,207,316)

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2024 the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | CoreCommodity Natural Resources ETF	$5,097,187	$5,801,398

12 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2024, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Natural Resources ETF	$22,341,482	$(18,912,886)	$(6,894)	$3,421,702	$280,875,638

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, PFICs, partnership basis adjustments, and C-corp basis adjustments.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and in-kind transactions during the fiscal period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$186,581,679	$180,494,690

For fiscal period ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$373,350,204	$108,240,835

For the fiscal period ended October 31, 2024, the Fund had in-kind net realized gains of $19,871,925.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

ALPS | CoreCommodity Natural Resources ETF
For the Period July 11, 2024 (Commencement) to October 31, 2024
Shares sold	15,839,881
Shares redeemed	(4,335,000)
Net increase in shares outstanding	11,504,881

13 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2024

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI” or "Adviser") acts as the Fund’s investment adviser. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Fund to CoreCommodity Management, LLC (the “Sub-Advisor”). The Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay AAI an annual management fee of 0.39% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser pays the Sub-Adviser an annual sub-advisory management fee pursuant to the Sub-Advisory Agreement as follows: The Adviser will pay the Sub-Adviser an annual management fee of 0.25% based on the Fund’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

Under the terms of the Advisory Agreement, the Adviser pays all of the fees and expenses of the Fund, except that the Fund will be required to pay brokerage and other expenses of executing Fund transactions, taxes or governmental fees, interest charges and other costs of borrowing funds, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund. Pursuant to the Administrative Services Agreement, the administrative fee of 0.03% is accrued daily and paid monthly based on the Fund's average daily net assets. The administrative fee is paid from the unitary fee. Officers of the Trust are employees of ALPS and are not paid from the unitary fee.

Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

14 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ALPS | CoreCommodity Natural Resources ETF (the “Fund”), a series of Financial Investors Trust, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for the period July 11, 2024 (commencement of operations) through October 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period July 11, 2024 (commencement of operations) through October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2024

15 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Additional Information	October 31, 2024 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

16 | October 31, 2024

 ALPS | CoreCommodity Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	October 31, 2024 (Unaudited)

Not applicable for this reporting period.

17 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Proxy Disclosures for Open-End Management Investment Companies	October 31, 2024 (Unaudited)

Not applicable for this reporting period.

18 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	October 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended October 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$191,500	$–	$191,500
Jeremy W. Deems	200,500	–	200,500
Jerry G. Rutledge	176,500	–	176,500
Michael “Ross” Shell	197,500	–	197,500
Edmund J. Burke	176,500	–	176,500
Total	$942,500	$–	$942,500

Officers who are employed by the Adviser receive no compensaton or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangements, the Fund does not pay any Trustee fees.

19 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	October 31, 2024 (Unaudited)

In anticipation of and as part of the process to consider the approval of the investment advisory agreement with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS | CoreCommodity Natural Resources ETF (the “CoreCommodity ETF”) and the sub-advisory agreement with CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) with respect to the CoreCommodity ETF (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Board of Trustees (the “Board” or the “Trustees”) received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on March 12, 2024 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the CoreCommodity ETF’s investment adviser and the Sub-Adviser as the CoreCommodity ETF’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreement with AAI and the investment sub-advisory agreement with the Sub-Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the CoreCommodity ETF:

Investment Advisory and Sub-Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee rate to be paid by the Trust, on behalf of the CoreCommodity ETF, of 0.39% of such Fund’s daily average net assets, to AAI, in light of the extent and quality of the advisory services to be provided by AAI to the CoreCommodity ETF. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS. The Trustees also considered the contractual annual sub-advisory fees to be paid by AAI to CoreCommodity of 0.25% of the CoreCommodity ETF’s daily average net assets allocated to CoreCommodity, in light of the extent and quality of the sub-advisory services to be provided by CoreCommodity to the CoreCommodity ETF. The Board also received and considered information provided by CoreCommodity with respect to its operating expense structure.

The Board received and considered information including a comparison of the CoreCommodity ETF’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the proposed contractual advisory fee rate of the CoreCommodity ETF was below the Data Provider peer group median rate.

Total Net Expense Ratios: The Trustees further reviewed and considered the proposed total net expense ratio of 0.39% of the CoreCommodity ETF. The Trustees noted that the total net expense ratio of the CoreCommodity ETF was below than the Data Provider peer group median ratio.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the CoreCommodity ETF under the CoreCommodity ETF Agreements. The Trustees reviewed certain background materials supplied by AAI and CoreCommodity in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and CoreCommodity’s investment advisory personnel, their history as asset managers and their performance, and the amount of assets currently under management by AAI and CoreCommodity and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and CoreCommodity, including the proposed methods adopted to seek to achieve compliance with the proposed investment objective, policies, and restrictions of the CoreCommodity ETF.

The Trustees considered the background and experience of AAI’s and CoreCommodity’s management in connection with the CoreCommodity ETF, including reviewing the qualifications, backgrounds, and responsibilities of the management team that would be primarily responsible for the day-to-day portfolio management of the CoreCommodity ETF and the extent of the resources that would be devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and CoreCommodity’s Codes of Ethics.

20 | October 31, 2024

ALPS | CoreCommodity Natural Resources ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	October 31, 2024 (Unaudited)

Performance: The Trustees noted that since the CoreCommodity ETF has not yet begun operations, there is no performance to be reviewed or analyzed at this time. The Trustees further considered the reputation of CoreCommodity’s personnel generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that neither AAI nor CoreCommodity currently manages other accounts with a similar investment strategy to the CoreCommodity ETF.

Profitability: The Trustees received and considered the projected profitability analyses prepared by AAI and CoreCommodity based on the fees to be paid under the Investment Advisory Agreement with AAI, with respect to the CoreCommodity ETF. The Trustees considered the profits, if any, anticipated to be realized by AAI in connection with the operation of the CoreCommodity ETF.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the CoreCommodity ETF would be passed along to the shareholders under the agreement.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits to be derived by AAI and CoreCommodity from their relationships with the CoreCommodity ETF, including whether soft dollar arrangements would be used.

The Trustees, including all of the Independent Trustees, concluded that:

•	the contractual advisory fee rate of the CoreCommodity ETF was below the Data Provider peer group median;

•	the total net expense ratio of the CoreCommodity ETF was below the Data Provider peer group median;

•	the nature, extent, and quality of services to be rendered by AAI and CoreCommodity under the Investment Advisory Agreement with respect to the CoreCommodity ETF were adequate;

•	since the CoreCommodity ETF has not yet begun operations, there was no performance to be reviewed or analyzed at this time;

•	that neither AAI nor CoreCommodity currently manages other accounts with a similar investment strategy to the CoreCommodity ETF;

•	since the CoreCommodity ETF was not yet in existence, no profit had been realized by AAI or CoreCommodity in connection with the operation of the CoreCommodity ETF; and

•	there were no material economies of scale or other incidental benefits accruing to AAI or CoreCommodity in connection with their relationships with the CoreCommodity ETF.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and CoreCommodity’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the CoreCommodity ETF and its shareholders.

21 | October 31, 2024

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remunerations paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-8194, filed on January 9, 2017.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 7, 2025

By:	/s/ Jennell Panella
Jennell Panella (Principal Financial Officer)
Treasurer

Date:	January 7, 2025

7